UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1800 Massachusetts Ave., N.W., 2nd Floor

Washington, D.C. 20036-1800

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 – March 31, 2005

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2005. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

March 31, 2005

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	398,150	$9,309,232
AXA Premier VIP Core Bond Portfolio‡	7,136,970	73,489,959
AXA Premier VIP High Yield Portfolio‡	2,516,544	14,288,632
AXA Premier VIP Small/Mid Cap Growth Portfolio*‡	397,299	3,674,820
AXA Premier VIP Small/Mid Cap Value Portfolio*‡	495,150	5,658,849
EQ/Alliance Premier Growth Portfolio*‡	224,363	1,429,833
EQ/Alliance Quality Bond Portfolio‡	2,409,968	24,489,903
EQ/Lazard Small Cap Value Portfolio‡	136,339	1,869,095
EQ/Marsico Focus Portfolio*‡	508,460	7,165,108

Total Investment Companies (99.0%) (Cost $142,034,571)		141,375,431

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $800,796)	$800,796	800,796

Total Investments (99.5%) (Cost/Amortized Cost $142,835,367)		142,176,227
Other Assets Less Liabilities (0.5%)		681,849

Net Assets (100%)		$142,858,076

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A Shares.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$7,621,719	$2,439,171	$146,858	$9,309,232	$—	$1,328
AXA Premier VIP Core Bond Portfolio	56,972,353	18,425,350	1,078,328	73,489,959	515,354	(10,970)
AXA Premier VIP High Yield Portfolio	11,268,478	3,411,428	205,396	14,288,632	—	3,477
AXA Premier VIP Small/Mid Cap Growth Portfolio	2,997,882	852,857	51,349	3,674,820	—	904
AXA Premier VIP Small/Mid Cap Value Portfolio	4,468,790	1,279,285	77,023	5,658,849	—	1,595
EQ/Alliance Premier Growth Portfolio	1,527,924	—	—	1,429,833	—	—
EQ/Alliance Quality Bond Portfolio	18,985,955	5,969,999	359,443	24,489,903	—	(5,163)
EQ/Lazard Small Cap Value Portfolio	1,500,434	426,429	25,674	1,869,095	—	(1,084)
EQ/Marsico Focus Portfolio	5,693,384	1,825,114	109,887	7,165,108	—	6,061

	$111,036,919			$141,375,431	$515,354	$(3,852)

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,629,633
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	2,053,958

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,056,794
Aggregate gross unrealized depreciation	(1,750,961)

Net unrealized depreciation	$(694,167)

Federal income tax cost of investments	$142,870,394

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	1,183,221	$27,665,130
AXA Premier VIP Core Bond Portfolio‡	9,543,841	98,273,703
AXA Premier VIP High Yield Portfolio‡	4,707,272	26,727,326
AXA Premier VIP Small/Mid Cap Growth Portfolio*‡	1,478,536	13,675,731
AXA Premier VIP Small/Mid Cap Value Portfolio*‡	1,848,421	21,124,785
EQ/Alliance Premier Growth Portfolio*‡	714,619	4,554,165
EQ/Alliance Quality Bond Portfolio‡	3,222,177	32,743,501
EQ/Lazard Small Cap Value Portfolio‡	508,831	6,975,653
EQ/Marsico Focus Portfolio*‡	1,500,099	21,139,082
EQ/Mercury Basic Value Equity Portfolio‡	892,090	13,533,901

Total Investment Companies (99.4%) (Cost $265,863,866)		266,412,977

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Time Deposit (0.3%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $733,209)	$733,209	$733,209

Total Investments (99.7%) (Cost/Amortized Cost $266,597,075)		267,146,186
Other Assets Less Liabilities (0.3%)		926,111

Net Assets (100%)		$268,072,297

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$23,163,107	$6,515,719	$194,704	$27,665,130	$—	$18,375
AXA Premier VIP Core Bond Portfolio	78,102,188	21,940,673	634,904	98,273,703	693,762	(6,235)
AXA Premier VIP High Yield Portfolio	21,583,266	5,665,843	169,308	26,727,326	—	(3,107)
AXA Premier VIP Small/Mid Cap Growth Portfolio	11,400,533	2,832,921	84,654	13,675,731	—	4,502
AXA Premier VIP Small/Mid Cap Value Portfolio	17,057,420	4,249,382	126,980	21,124,785	—	10,191
EQ/Alliance Premier Growth Portfolio	4,866,593	—	—	4,554,165	—	—
EQ/Alliance Quality Bond Portfolio	26,203,444	7,082,304	211,635	32,743,501	—	(4,705)
EQ/Lazard Small Cap Value Portfolio	5,724,992	1,416,461	42,327	6,975,653	—	1,107
EQ/Marsico Focus Portfolio	17,187,837	4,815,967	143,911	21,139,082	—	14,352
EQ/Mercury Basic Value Equity Portfolio	11,024,944	2,832,922	84,654	13,533,901	—	6,302

	$216,134,324			$266,412,977	$693,762	$40,782

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$57,352,192
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	1,693,077

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,076,610
Aggregate gross unrealized depreciation	(2,554,142)

Net unrealized appreciation	$522,468

Federal income tax cost of investments	$266,623,718

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	24,582,077	$574,758,531
AXA Premier VIP Core Bond Portfolio‡	69,156,438	712,109,448
AXA Premier VIP High Yield Portfolio‡	96,772,723	549,463,899
AXA Premier VIP Small/Mid Cap Growth Portfolio*‡	30,899,593	285,806,023
AXA Premier VIP Small/Mid Cap Value Portfolio*‡	61,112,956	698,432,924
EQ/Alliance Premier Growth Portfolio*‡	53,431,484	340,511,205
EQ/Alliance Quality Bond Portfolio‡	125,913,482	1,279,522,562
EQ/Lazard Small Cap Value Portfolio‡	16,690,703	228,815,742
EQ/Marsico Focus Portfolio*‡	30,353,724	427,738,328
EQ/Mercury Basic Value Equity Portfolio‡	28,570,161	433,438,030

Total Investment Companies (99.9%) (Cost $5,091,468,505)		5,530,596,692

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.1%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $4,494,557)	$4,494,557	4,494,557

Total Investments (100.0%) (Cost/Amortized Cost $5,095,963,062)		5,535,091,249
Other Assets Less Liabilities (0.0%)		1,858,895

Net Assets (100%)		$5,536,950,144

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A Shares.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$600,522,546	$18,732,857	$288,483	$574,758,531	$—	$56,353
AXA Premier VIP Core Bond Portfolio	652,429,423	68,944,479	569,375	712,109,448	5,520,862	6,062
AXA Premier VIP High Yield Portfolio	543,160,414	13,145,865	202,444	549,463,899	—	16,697
AXA Premier VIP Small/Mid Cap Growth Portfolio	290,804,855	6,572,932	145,553	285,806,023	—	20,360
AXA Premier VIP Small/Mid Cap Value Portfolio	686,991,200	14,789,098	227,750	698,432,924	—	56,607
EQ/Alliance Premier Growth Portfolio	370,247,784	—	6,150,384	340,511,205	—	770,548
EQ/Alliance Quality Bond Portfolio	1,263,879,974	21,141,205	189,791	1,279,522,562	—	2,474
EQ/Lazard Small Cap Value Portfolio	228,982,245	4,929,699	75,917	228,815,742	—	14,434
EQ/Marsico Focus Portfolio	430,865,642	14,131,805	217,628	427,738,328	—	37,639
EQ/Mercury Basic Value Equity Portfolio	432,347,390	9,859,399	151,833	433,438,030	—	28,261

	$5,500,231,473			$5,530,596,692	$5,520,862	$1,009,435

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$172,247,339
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	8,219,158

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$442,952,791
Aggregate gross unrealized depreciation	(3,824,615)

Net unrealized appreciation	$439,128,176

Federal income tax cost of investments	$5,095,963,073

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	6,077,996	$142,110,858
AXA Premier VIP Core Bond Portfolio‡	16,805,862	173,051,322
AXA Premier VIP High Yield Portfolio‡	11,775,386	66,859,229
AXA Premier VIP International Equity Portfolio‡	21,944,451	263,776,146
AXA Premier VIP Small/Mid Cap Growth Portfolio*‡	7,371,705	68,184,644
AXA Premier VIP Small/Mid Cap Value Portfolio*‡	11,494,303	131,363,297
EQ/Alliance Premier Growth Portfolio*‡	2,574,670	16,408,004
EQ/Alliance Quality Bond Portfolio‡	5,673,919	57,657,905
EQ/Capital Guardian International Portfolio‡	8,170,511	87,435,571
EQ/Lazard Small Cap Value Portfolio‡	3,163,583	43,370,110
EQ/Marsico Focus Portfolio*‡	7,686,528	108,316,946
EQ/Mercury Basic Value Equity Portfolio‡	13,365,070	202,761,530

	Principal Amount	Value (Note 1)
Total Investment Companies (99.1%) (Cost $1,334,255,342)		$1,361,295,562

SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $6,975,257)	$6,975,257	6,975,257

Total Investments (99.6%) (Cost/Amortized Cost $1,341,230,599)		1,368,270,819
Other Assets Less Liabilities (0.4%)		4,870,853

Net Assets (100%)		$1,373,141,672

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The Holdings in Investment Companies are all Class A Shares.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain
AXA Premier VIP Aggressive Equity Portfolio	$107,893,094	$42,946,379	$—	$142,110,858	$—	$—
AXA Premier VIP Core Bond Portfolio	124,787,357	50,171,664	—	173,051,322	1,156,775	—
AXA Premier VIP High Yield Portfolio	49,101,566	18,672,339	—	66,859,229	—	—
AXA Premier VIP International Equity Portfolio	196,038,731	70,021,270	—	263,776,146	—	—
AXA Premier VIP Small/Mid Cap Growth Portfolio	51,720,557	18,672,339	—	68,184,644	—	—
AXA Premier VIP Small/Mid Cap Value Portfolio	96,631,447	35,010,635	—	131,363,297	—	—
EQ/Alliance Premier Growth Portfolio	17,533,638	—	—	16,408,004	—	—
EQ/Alliance Quality Bond Portfolio	41,584,041	16,338,296	—	57,657,905	—	—
EQ/Capital Guardian International Portfolio	64,827,210	23,340,423	—	87,435,571	—	—
EQ/Lazard Small Cap Value Portfolio	32,402,986	11,670,211	—	43,370,110	—	—
EQ/Marsico Focus Portfolio	80,047,249	31,742,975	—	108,316,946	—	—
EQ/Mercury Basic Value Equity Portfolio	150,170,817	56,017,016	—	202,761,530	—	—

	$1,012,738,693			$1,361,295,562	$1,156,775	$—

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$374,603,547
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	—

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,942,934
Aggregate gross unrealized depreciation	(4,902,786)

Net unrealized appreciation	$27,040,148

Federal income tax cost of investments	$1,341,230,671

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Premier VIP Aggressive Equity Portfolio*‡	2,470,417	$57,761,326
AXA Premier VIP Core Bond Portfolio‡	2,133,953	21,973,488
AXA Premier VIP International Equity Portfolio‡	2,940,722	35,347,997
AXA Premier VIP Small/Mid Cap Growth Portfolio*‡	3,284,351	30,378,629
AXA Premier VIP Small/Mid Cap Value Portfolio*‡	2,568,666	29,356,150
EQ/Alliance Premier Growth Portfolio*‡	1,420,827	9,054,727
EQ/Alliance Quality Bond Portfolio‡	720,392	7,320,564
EQ/Capital Guardian International Portfolio‡	1,104,397	11,818,546
EQ/Lazard Small Cap Value Portfolio‡	707,313	9,696,677
EQ/Marsico Focus Portfolio*‡	3,153,959	44,444,927
EQ/Mercury Basic Value Equity Portfolio‡	2,977,238	45,167,692

Total Investment Companies (99.2%) (Cost $294,884,558)		302,320,723

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Time Deposit (0.5%)
JPMorgan Chase Nassau, 2.24%, 4/1/05 (Amortized Cost $1,350,818)	$1,350,818	$1,350,818

Total Investments (99.7%) (Cost/Amortized Cost $ 296,235,376)		303,671,541
Other Assets Less Liabilities (0.3%)		1,008,318

Net Assets (100%)		$304,679,859

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares.

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Divided Income	Realized Gain (Loss)
AXA Premier VIP Aggressive Equity Portfolio	$47,659,302	$14,510,252	$648,588	$57,761,326	$—	$62,803
AXA Premier VIP Core Bond Portfolio	17,234,814	5,215,903	226,252	21,973,488	154,187	(960)
AXA Premier VIP International Equity Portfolio	28,399,907	7,592,574	339,378	35,347,997	—	53,705
AXA Premier VIP Small/Mid Cap Growth Portfolio	24,968,393	6,748,954	301,669	30,378,629	—	17,271
AXA Premier VIP Small/Mid Cap Value Portfolio	23,384,547	6,327,145	282,815	29,356,150	—	21,960
EQ/Alliance Premier Growth Portfolio	9,675,906	—	—	9,054,727	—	—
EQ/Alliance Quality Bond Portfolio	5,741,720	1,687,238	75,417	7,320,564	—	(1,163)
EQ/Capital Guardian International Portfolio	9,498,624	2,530,858	113,126	11,818,546	—	6,396
EQ/Lazard Small Cap Value Portfolio	7,850,773	2,109,048	94,272	9,696,677	—	2,054
EQ/Marsico Focus Portfolio	35,633,546	10,798,327	482,670	44,444,927	—	46,706
EQ/Mercury Basic Value Equity Portfolio	36,288,037	10,123,432	452,503	45,167,692	—	31,656

	$246,335,569			$302,320,723	$154,187	$240,428

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$67,643,731
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	3,016,690

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,909,579
Aggregate gross unrealized depreciation	(486,729)

Net unrealized appreciation	$7,422,850

Federal income tax cost of investments	$296,248,691

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.8%)
Automobiles (0.6%)
Harley-Davidson, Inc.	270,600	$15,629,856

Hotels, Restaurants & Leisure (4.7%)
Carnival Corp.	426,352	22,089,297
Cheesecake Factory, Inc.*	58,010	2,056,455
Four Seasons Hotels, Inc.^	279,272	19,744,530
International Game Technology	88,250	2,352,745
MGM Mirage, Inc.*	167,575	11,867,661
Outback Steakhouse, Inc.	74,030	3,389,834
Royal Caribbean Cruises Ltd.^	187,820	8,393,676
Starbucks Corp.*	315,803	16,314,383
WMS Industries, Inc.*^	67,360	1,896,858
Wynn Resorts Ltd.*^	468,337	31,725,148

		119,830,587

Household Durables (1.4%)
D.R. Horton, Inc.	333,933	9,764,210
Harman International Industries, Inc.	65,760	5,817,130
Lennar Corp., Class A	343,015	19,442,090

		35,023,430

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	744,190	25,503,391
Audible, Inc.*^	812,290	10,982,161
eBay, Inc.*	1,071,604	39,927,965
Shanda Interactive Entertainment Ltd. (ADR)*^	328,780	9,929,156

		86,342,673

Leisure Equipment & Products (0.0%)
Marvel Enterprises, Inc.*	20,740	414,800

Media (3.6%)
Antena 3 Television S.A.*	25,440	2,081,322
Citadel Broadcasting Corp.*^	209,070	2,870,531
DreamWorks Animation SKG, Inc., Class A*	48,150	1,960,187
EchoStar Communications Corp., Class A	458,000	13,396,500
Getty Images, Inc.*^	229,000	16,284,190
Grupo Televisa S.A. (ADR)	113,730	6,687,324
Interpublic Group of Cos., Inc.*	110,430	1,356,080
NTL, Inc.*^	93,337	5,942,767
Omnicom Group, Inc.	35,070	3,104,396
Playboy Enterprises, Inc., Class B*^	100,220	1,292,838
Publishing & Broadcasting Ltd.	199,510	2,375,154
Univision Communications, Inc., Class A*	111,520	3,087,989
Walt Disney Co.	234,028	6,723,624
Washington Post Co., Class B	3,330	2,977,020
XM Satellite Radio Holdings, Inc., Class A*^	723,750	22,798,125

		92,938,047

Multiline Retail (1.8%)
Family Dollar Stores, Inc.	188,600	5,725,896
Kohl’s Corp.*	613,500	31,675,005
Target Corp.	169,590	8,482,892

		45,883,793

Specialty Retail (2.7%)
Bed Bath & Beyond, Inc.*	66,890	2,444,161
Home Depot, Inc.	173,600	6,638,464
Lowe’s Cos., Inc.	982,610	56,097,205
Tiffany & Co.	139,381	4,811,432

		69,991,262

Textiles, Apparel & Luxury Goods (0.6%)
Columbia Sportswear Co.*^	13,580	722,864
NIKE, Inc., Class B	193,004	$16,079,163

		16,802,027

Total Consumer Discretionary		482,856,475

Consumer Staples (3.1%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.	74,920	3,550,459
Cia de Bebidas das Americas (ADR)^	52,730	1,523,370
PepsiCo, Inc.	126,800	6,724,204

		11,798,033

Food & Staples Retailing (1.3%)
CVS Corp.	334,830	17,618,755
Wal-Mart de Mexico S.A. de C.V., Series V	599,180	2,100,600
Walgreen Co.	127,989	5,685,271
Whole Foods Market, Inc.	77,810	7,946,735

		33,351,361

Household Products (1.2%)
Procter & Gamble Co.	602,664	31,941,192

Personal Products (0.1%)
Gillette Co.	45,200	2,281,696

Total Consumer Staples		79,372,282

Energy (2.9%)
Energy Equipment & Services (1.8%)
BJ Services Co.	570,245	29,584,311
GlobalSantaFe Corp.	207,740	7,694,690
Halliburton Co.	79,030	3,418,047
Smith International, Inc.	87,030	5,459,392
Tenaris S.A. (ADR)	2,790	171,613

		46,328,053

Oil & Gas (1.1%)
Exxon Mobil Corp.	498,722	29,723,831

Total Energy		76,051,884

Financials (10.2%)
Capital Markets (4.0%)
Ameritrade Holding Corp.*	1,016,680	10,380,303
Goldman Sachs Group, Inc.	504,780	55,520,752
Investors Financial Services Corp.^	82,640	4,041,922
Legg Mason, Inc.	153,940	12,028,872
Lehman Brothers Holdings, Inc.	51,990	4,895,378
UBS AG	182,735	15,422,834

		102,290,061

Consumer Finance (3.2%)
American Express Co.	161,050	8,273,138
Capital One Financial Corp.	247,900	18,535,483
SLM Corp.	1,136,909	56,663,545

		83,472,166

Diversified Financial Services (0.9%)
Calamos Asset Management, Inc., Class A	370,400	9,971,168
Chicago Mercantile Exchange	62,781	12,181,398

		22,152,566

Thrifts & Mortgage Finance (2.1%)
Countrywide Financial Corp.	1,657,696	53,808,812

Total Financials		261,723,605

Health Care (23.6%)
Biotechnology (8.5%)
Affymetrix, Inc.*^	393,560	16,860,110
Amgen, Inc.*	70,710	4,116,029
Applera Corp.- Applied Biosystems Group	674,110	13,306,931

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Applera Corp.-Celera Genomics Group*	1,278,440	$13,104,010
Cepheid, Inc.*^	1,867,290	18,056,694
Compugen Ltd.*	1,378,450	5,527,585
Curis, Inc.*^‡	3,101,492	11,103,341
deCODE genetics, Inc.*^	572,150	3,261,255
Gen-Probe, Inc.*	69,970	3,117,863
Genentech, Inc.*^	1,219,344	69,027,064
Genzyme Corp.*	176,782	10,119,002
Gilead Sciences, Inc.*	815,610	29,198,838
Human Genome Sciences, Inc.*	197,030	1,816,617
ImClone Systems, Inc.*^	137,680	4,749,960
MedImmune, Inc.*	224,090	5,335,583
Memory Pharmaceuticals Corp.*	1,204,192	5,274,361
Neurochem, Inc.*^	30,350	361,469
Neurocrine Biosciences, Inc.*^	71,070	2,704,924

		217,041,636

Health Care Equipment & Supplies (5.8%)
Cytyc Corp.*	636,000	14,634,360
Dentsply International, Inc.	76,120	4,141,689
Fisher Scientific International, Inc.*^	166,989	9,505,014
Given Imaging Ltd.*^	186,430	5,505,278
Guidant Corp.	156,300	11,550,570
Kinetic Concepts, Inc.*	108,300	6,460,095
Medtronic, Inc.	145,267	7,401,354
Millipore Corp.*^	143,670	6,235,278
St. Jude Medical, Inc.*	673,600	24,249,600
Synthes, Inc.	17,200	1,919,288
Waters Corp.*	209,830	7,509,816
Zimmer Holdings, Inc.*	653,302	50,833,428

		149,945,770

Health Care Providers & Services (5.0%)
Community Health Systems, Inc.*	101,460	3,541,969
HCA, Inc.	139,190	7,456,408
UnitedHealth Group, Inc.	1,115,019	106,350,512
WellPoint, Inc.*	85,610	10,731,214

		128,080,103

Pharmaceuticals (4.3%)
Allergan, Inc.	124,000	8,614,280
Endo Pharmaceuticals Holdings, Inc.*	119,830	2,702,166
Forest Laboratories, Inc.*	228,900	8,457,855
Johnson & Johnson	574,810	38,604,240
Medicis Pharmaceutical Corp., Class A^	209,850	6,291,303
Roche Holding AG	66,900	7,195,721
Teva Pharmaceutical Industries Ltd. (ADR)^	1,109,804	34,403,924
Wyeth	115,990	4,892,458

		111,161,947

Total Health Care		606,229,456

Industrials (6.5%)
Air Freight & Logistics (1.4%)
Expeditors International of Washington, Inc.	48,450	2,594,497
FedEx Corp	345,302	32,441,123

		35,035,620

Building Products (0.1%)
Masco Corp	89,660	3,108,512

Commercial Services & Supplies (1.8%)
Apollo Group, Inc., Class A*	437,060	32,368,663
Career Education Corp.*^	172,780	5,919,443
Corporate Executive Board Co.^	45,290	2,896,295
Manpower, Inc.	71,980	3,132,570
Strayer Education, Inc.^	21,800	$2,470,376

		46,787,347

Electrical Equipment (0.1%)
Energy Conversion Devices, Inc.*^	149,250	3,392,453

Industrial Conglomerates (1.9%)
General Electric Co.	933,230	33,652,274
Tyco International Ltd.	461,186	15,588,087

		49,240,361

Machinery (1.2%)
Caterpillar, Inc.	218,335	19,964,552
Illinois Tool Works, Inc.	95,510	8,551,010
ITT Industries, Inc.	26,990	2,435,578

		30,951,140

Total Industrials		168,515,433

Information Technology (27.6%)
Communications Equipment (5.3%)
3Com Corp.*	915,830	3,260,355
AudioCodes Ltd.*	137,090	1,543,633
Cisco Systems, Inc.*	407,292	7,286,454
Comverse Technology, Inc.*^	208,160	5,249,795
Corning, Inc.*	1,377,500	15,331,575
JDS Uniphase Corp.*^	7,632,330	12,745,991
Juniper Networks, Inc.*	1,442,845	31,829,161
QUALCOMM, Inc.	1,610,999	59,043,113

		136,290,077

Computers & Peripherals (3.4%)
Dell, Inc.*	797,076	30,623,660
EMC Corp.*	295,550	3,641,176
Network Appliance, Inc.*	689,670	19,076,272
PalmOne, Inc.*^	828,930	21,038,244
Sun Microsystems, Inc.*	3,449,760	13,937,030

		88,316,382

Electronic Equipment & Instruments (0.7%)
Itron, Inc.*^	305,600	9,057,984
Mechanical Technology, Inc.*^	1,128,870	4,989,606
Symbol Technologies, Inc.	306,970	4,447,995

		18,495,585

Internet Software & Services (5.0%)
Akamai Technologies, Inc.*^	667,590	8,498,421
CNET Networks, Inc.*^	2,690,420	25,397,565
Google, Inc., Class A*	106,540	19,231,535
RealNetworks, Inc.*^	3,008,090	17,386,760
SINA Corp.*^	235,050	7,300,653
VeriSign, Inc.*	539,330	15,478,771
Yahoo!, Inc.*	1,052,880	35,692,632

		128,986,337

IT Services (1.8%)
Alliance Data Systems Corp.*	165,020	6,666,808
Cognizant Technology Solutions Corp., Class A*^	621,200	28,699,440
DST Systems, Inc.*	164,920	7,616,006
Hewitt Associates, Inc., Class A*^	122,550	3,259,830

		46,242,084

Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	696,250	11,223,550
Analog Devices, Inc.	197,610	7,141,625
Broadcom Corp., Class A*	1,228,258	36,749,479
Formfactor, Inc.*^	78,960	1,787,654
Integrated Circuit Systems, Inc.*	65,280	1,248,154
KLA-Tencor Corp.*	309,028	14,218,378
Marvell Technology Group Ltd.*	135,800	5,206,572
Maxim Integrated Products, Inc.	290,617	11,877,517

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Novellus Systems, Inc.*	367,270	$9,817,127
PMC-Sierra, Inc.*	1,227,942	10,805,890
Samsung Electronics Co., Ltd. (GDR) §(b)	26,000	6,435,000
Silicon Laboratories, Inc.*	1,031,902	30,657,809
Xilinx, Inc.	197,780	5,781,109

		152,949,864

Software (5.4%)
Activision, Inc.*	187,627	2,776,875
Amdocs Ltd.*	360,950	10,250,980
Check Point Software Technologies Ltd.*	146,350	3,181,649
Citrix Systems, Inc.*	102,950	2,452,269
Electronic Arts, Inc.*	502,178	26,002,777
Macromedia, Inc.*	90,580	3,034,430
Mercury Interactive Corp.*^	137,970	6,537,019
MicroStrategy, Inc., Class A*^	21,390	1,160,835
NAVTEQ Corp.*	181,690	7,876,262
Nintendo Co., Ltd	54,600	5,972,513
Oracle Corp.*	858,960	10,719,821
SAP AG (ADR)^	551,100	22,088,088
Symantec Corp.*^	1,336,434	28,506,137
VERITAS Software Corp.*	343,634	7,979,181

		138,538,836

Total Information Technology		709,819,165

Materials (1.0%)
Chemicals (0.8%)
Monsanto Co.	293,050	18,901,725
Nalco Holding Co.*	133,540	2,514,558

		21,416,283

Metals & Mining (0.2%)
Aber Diamond Corp.	29,690	900,381
Aber Diamond Corp. §(b)	4,800	145,565
Cia de Minas Buenaventura S.A. (ADR)	29,970	682,717
Cia Vale do Rio Doce (ADR)	44,780	1,415,496
Goldcorp, Inc.	49,180	698,848

		3,843,007

Total Materials		25,259,290

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.3%)
Level 3 Communications, Inc.*^	9,863,060	20,317,904
Sprint Corp.	425,410	9,678,077
Telewest Global, Inc.*	182,020	3,238,136

		33,234,117

Wireless Telecommunication Services (1.2%)
America Movil S.A. de C.V. (ADR)	65,580	3,383,928
American Tower Corp., Class A*^	894,840	16,312,933
Spectrasite, Inc.*^	129,860	7,527,984
Vodafone Group plc (ADR)	159,137	4,226,679

		31,451,524

Total Telecommunication Services		64,685,641

Utilities (0.8%)
Electric Utilities (0.8%)
TXU Corp.	264,991	21,101,233

Total Utilities		21,101,233

Total Common Stocks (97.0%) (Cost $2,321,117,130)		2,495,614,464

WARRANTS:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., $4.45, expiring 4/24/05*†‡	48,100	$—

Total Warrants (0.0%) (Cost $—)		—

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.7%)
Cargill, Inc. 2.81%, 4/1/05	$19,110,000	19,108,508

Government Security (0.2%)
Federal Home Loan Bank 2.40%, 4/1/05 (o)	4,567,000	4,566,696

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	4,102,196	4,102,196

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (10.1%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$6,273,947	6,273,947
ABN Amro Bank Tokyo
2.99%, 6/20/05	6,032,641	6,032,641
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	10,833,145	10,833,145
Banc of America Securities LLC
2.81%, 5/3/05	13,271,810	13,271,810
Barclays London
2.69%, 4/7/05	2,413,056	2,413,056
2.72%, 5/11/05	18,098,145	18,098,145
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	4,830,870	4,830,870
Credit Agricole S.A.
2.94%, 6/14/05	6,032,641	6,032,641
Crown Point Capital Company LLC
2.76%, 5/9/05	5,994,072	5,994,072
Depfa Bank Europe plc
3.17%, 9/12/05	7,239,169	7,239,169
Depfa Bank N.Y.
2.84%, 5/16/05	6,032,641	6,032,641
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	17,052,267	17,052,267
Dexia Bank Paris
2.77%, 5/18/05	12,065,282	12,065,282
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	65,393,829	65,393,829
Hartford Life, Inc.
2.82%, 3/31/06	1,930,445	1,930,445
HBOS Treasury Services plc
2.89%, 6/7/05	8,383,753	8,383,753
HSBC Finance Corp.
2.68%, 4/4/05	961,286	961,286
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	844,570	844,570

AXA PREMIER VIP TRUST

AXA PREMIER VIP AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Lloyds Bank plc London 2.75%, 4/15/05	$12,065,282	$12,065,282
Monumental Global Funding II 2.53%, 7/1/05 (l)	2,656,524	2,656,524
New York Life Insurance Co. 2.96%, 6/30/05	6,032,641	6,032,641
Nordea Bank N.Y. 2.85%, 9/6/05 (l)	6,031,193	6,031,193
Park Granada LLC 2.73%, 4/7/05	3,630,916	3,630,916
Royal Bank of Scotland London 2.73%, 7/5/06 (l)	5,786,193	5,786,193
Societe Generale Tokyo 2.81%, 5/2/05	6,032,641	6,032,641
Sun Trust Bank/Atlanta, Georgia 2.81%, 5/17/06 (l)	6,032,641	6,032,641
Ulster Bank Ltd., Belfast 2.79%, 5/9/05	4,826,113	4,826,113
Unicredito Italiano Milan 3.17%, 9/12/05	6,032,641	6,032,641
Washington Mutual Bank FA 2.82%, 5/16/05	5,794,255	5,794,255

Total Short-Term Investments of Cash Collateral for Securities Loaned		258,604,609

Time Deposit (2.7%)
JPMorgan Chase Nassau 2.24%, 4/1/05	70,135,407	70,135,407

Total Short-Term Debt Securities (13.9%) (Amortized Cost $356,517,416)		356,517,416

Total Investments (110.9%) (Cost/Amortized Cost $2,677,634,546)		2,852,131,880
Other Assets Less Liabilities (-10.9%)		(278,664,079)

Net Assets (100%)		$2,573,467,801

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940 (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $6,580,565 or 0.26% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2005, were as follows:

Securities	Market Value December 31, 2004	Purchases at Cost	Sales at Cost	Market Value March 31, 2005	Dividend Income	Realized Gain
Curis, Inc.	$14,621,690	$1,320,267	$—	$11,103,341	$—	$—
Curis, Inc. (Warrant), expiring 4/24/05	31,265	—	—	—	—	—

	$14,652,955			$11,103,341	$—	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$642,976,223
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	657,024,255

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$263,051,756
Aggregate gross unrealized depreciation	(113,071,922)

Net unrealized appreciation	$149,979,834

Federal income tax cost of investments	$2,702,152,046

At March 31, 2005, the Portfolio had loaned securities with a total value $255,411,310. This was secured by collateral of $262,706,805 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $3,590 as brokerage commissions with Bernstein (Sanford C.) & Co., and $644 with Bank of America Corp., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $1,115,426,409 of which $530,983,481 expires in the year 2009, $517,239,587 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (12.2%)
Asset Backed Securities (6.0%)
American Express Credit Account Master Trust, Series 00-3 A
2.970%, 11/15/07 (l)	$1,275,000	$1,275,063
Ameriquest Mortgage Securities, Inc., Series 03-1 A2
3.260%, 2/25/33 (l)	84,663	84,922
Series 03-2 A
3.260%, 3/25/33 (l)	80,123	80,453
Amortizing Residential Collateral Trust, Series 02-BC3M A
3.120%, 6/25/32 (l)	117,960	118,092
Series 02-BC4 A
3.140%, 7/25/32 (l)	39,927	40,036
Argent Securities, Inc., Series 03-W3 AV1B
3.300%, 9/25/33 (l)	478,040	480,732
Asset Backed Securities Corp. Home Equity, Series 04-HE10 1A
3.010%, 9/25/34 (l)	1,738,415	1,738,790
Bear Stearns Asset Backed Securities, Inc., Series 02-2 A1
3.180%, 10/25/32 (l)	34,766	34,807
Series 03-2 A2
3.300%, 3/25/43 (l)	448,037	448,770
Capital Auto Receivables Asset Trust, Series 02-5 A4
2.920%, 4/15/08	4,000,000	3,977,579
CDC Mortgage Capital Trust, Series 02-HE2 A
3.140%, 1/25/33 (l)	14,511	14,515
Cendant Mortgage Corp., Series 03-A A1
6.000%, 7/25/43 §(l)	500,559	509,810
Centex Home Equity, Series 03-C AV
3.150%, 9/25/33 (l)	269,981	270,304
Chase Funding Loan Acquisition Trust, Series 01-FF1 A2
3.090%, 4/25/31 (l)	24,872	24,883
Series 03-C1 2A2
3.180%, 1/25/33 (l)	2,190,945	2,195,423
Chase Issuance Trust, Series 04-A9 A9
3.220%, 6/15/10	6,025,000	5,876,093
Citibank Credit Card Issuance Trust, Series 00-A1 A1
6.900%, 10/15/07	5,200,000	5,292,721
Series 02-A5 A5
3.050%, 9/17/07 (l)	7,800,000	7,802,115
Series 03-A6 A6
2.900%, 5/17/10	2,475,000	2,368,529
Series 04-A1 A1
2.550%, 1/20/09	4,650,000	4,524,702
Series 04-A4 A4
3.200%, 8/24/09	7,200,000	7,029,273
Countrywide Asset-Backed Certificates, Series 04-12 2AV1
3.000%, 1/25/24 (l)	3,205,126	3,205,338
Credit Suisse First Boston Mortgage Securities Corp., Series 01-HE17 A1
3.160%, 1/25/32 (l)	72,326	72,910
Series 02-9 2X
2.478%, 3/25/32 †§	174,927	175,611
Series 02-P2A-A21
2.170%, 3/25/32 †§	$252,910	$251,769
Series 02-P3 A
3.400%, 8/25/33 †§(l)	405,576	401,550
First Franklin Mortgage Loan Asset Backed Certificates, Series 03-FF5 A2
2.820%, 3/25/34 (l)	494,770	493,160
Fremont Home Loan Trust, Series 03-1 A2
3.190%, 2/25/33 (l)	74,305	74,351
GMAC Mortgage Corp. Loan Trust, Series 99-HLTV A1
3.224%, 11/18/25 (l)	22,550	22,583
Goldman Sachs AMP Trust, Series 02-NC1 A2
3.170%, 7/25/32 (l)	80,465	81,342
Home Equity Asset Trust, Series 02-1 A4
3.150%, 11/25/32 (l)	43,168	43,267
Series 02-4 A2
3.260%, 3/25/33 (l)	93,771	93,873
Home Equity Mortgage Trust, Series 03-5 A1
3.270%, 1/25/34 (l)	78,069	78,168
Household Mortgage Loan Trust, Series 02-HC1 A
3.150%, 5/20/32 (l)	138,930	139,224
Irwin Home Equity, Series 03-C 2A
3.370%, 6/25/28 (l)	169,781	170,112
MBNA Credit Card Master Note Trust, Series 03-A6 A6
2.750%, 10/15/10	2,250,000	2,145,152
Series 03-A7 A7
2.650%, 11/15/10	6,150,000	5,836,090
Series 04-A4 A4
2.700%, 9/15/09	4,950,000	4,810,254
MBNA Master Credit Card Trust, Series 96-M A
2.924%, 4/15/09 (l)	7,055,000	7,066,869
Merrill Lynch Mortgage Investors, Inc., Series 02-AFC1 AV1
3.020%, 4/25/31 (l)	14,205	14,405
Series 04-WMC4 A2B1
2.990%, 4/25/35 (l)	391,041	391,064
Morgan Stanley ABS Capital I, Series 03-HE2 A2
3.190%, 8/25/33 (l)	318,965	319,500
Series 04-HE9 A3A
3.000%, 11/25/34 (l)	3,121,822	3,122,291
Morgan Stanley Dean Witter Capital I, Series 02-HE1 A2
3.180%, 7/25/32 (l)	45,320	45,676
Quest Trust, Series 03-X3 A1
3.330%, 2/25/34 §(l)	401,006	401,028
Renaissance Home Equity Loan Trust, Series 03-2A
3.290%, 8/25/33 (l)	181,991	182,718
Series 03-3 A
3.350%, 12/25/33 (l)	735,940	739,468
Residential Accredit Loans, Inc., Series 03-QR19 CB1
5.750%, 10/25/33	1,830,666	1,848,086
Residential Asset Mortgage Products, Inc., Series 03-RS11 AIIB
3.180%, 12/25/33 (l)	707,401	709,836

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Residential Asset Securities Corp., Series 01-KS3 AII
3.080%, 9/25/31 (l)	$160,801	$161,416
Salomon Brothers Mortgage Securities VII, Series 01-C2 A3
6.499%, 10/13/11	3,600,000	3,907,892
Series 02-CIT1 A
3.150%, 3/25/32 (l)	315,931	316,801
Saxon Asset Securities Trust, Series 02-1 AV2
3.120%, 1/25/32 (l)	30,155	30,222
Series 02-3 AV
3.250%, 12/25/32 (l)	56,396	56,456
SLM Student Loan Trust, Series 02-4 A3
3.090%, 6/15/11 (l)	4,120,850	4,128,813
Series 04-6 A2
2.740%, 1/25/13 (l)	7,250,000	7,257,506
Series 04-9 A1
2.690%, 10/26/09 (l)	6,081,565	6,080,362
Structured Asset Securities Corp., Series 03-AL2 A
3.356%, 1/25/31 §	1,195,628	1,114,869
USAA Auto Owner Trust, Series 04-3 A3
3.160%, 2/17/09	8,875,000	8,747,176
Whole Auto Loan Trust, Series 03-1 A3A
1.840%, 10/15/06	4,000,000	3,980,154

		112,904,974

Non-Agency (CMO) (6.2%)
Banc of America Alternative Loan Trust, Series 04-5 4A1
5.000%, 6/25/19	2,132,654	2,147,859
Series 04-6 4A1
5.000%, 7/25/19	2,201,151	2,162,250
Banc of America Commercial Mortgage, Inc., Series 01-1 A2
6.503%, 4/15/36	4,810,000	5,210,537
Bank of America Mortgage Securities, Series 02-K 2A1
5.579%, 10/20/32 (l)	166,059	167,337
Bear Stearns Adjustable Rate Mortgage Trust, Series 02-2 IIIA
6.937%, 6/25/31 (l)	4,225	4,250
Bear Stearns Alt-A Trust, Series 03-7 IIA2
3.130%, 2/25/34 (l)	555,686	555,724
Bear Stearns Commercial Mortgage Securities, Series 00-WF2 A2
7.320%, 10/15/32	2,890,000	3,215,097
Chase Commercial Mortgage Securities Corp., Series 99-2 A2
7.198%, 1/15/32	530,000	582,436
Series 00-1 A2
7.757%, 4/15/32^	890,000	983,413
Commercial Mortgage Acceptance Corp., Series 98-C2 A2
6.030%, 9/15/30	5,970,848	6,179,104
Countrywide Alternative Loan Trust, Series 03-J3 2A1
6.250%, 12/25/33	760,653	773,742
Countrywide Home Loan Mortgage Pass Through Trust, Series 02-HYB2 6A1
4.964%, 9/19/32 (l)	59,908	59,675
Series 03-R4 2A
6.500%, 1/25/34 §	662,812	678,025
Credit Suisse First Boston Mortgage Securities Corp., Series 98-C2 A2
6.300%, 11/11/30	$1,155,000	$1,219,141
Credit-Based Asset Servicing and Securitization, Series 02-CB1 A2A
3.190%, 8/25/29 (l)	33,300	33,323
DLJ Commercial Mortgage Corp., Series 98-CF1 A1B
6.410%, 2/18/31	3,520,000	3,689,925
Series 99-CG1 A1B
6.460%, 3/10/32	275,000	291,647
Series 99-CG2 A1B
7.300%, 6/10/32	3,770,000	4,135,792
First Horizon Asset Securities, Inc., Series 00-H 1A
7.000%, 9/25/30	14,781	14,742
First Republic Mortgage Loan Trust, Series 01-FRB1 A
3.160%, 11/15/31 (l)	2,011,782	2,027,851
GMAC Commercial Mortgage Securities, Inc., Series 99-2 A2
6.945%, 9/15/33	325,000	350,913
Series 99-C3 A2
7.179%, 8/15/36	3,596,352	3,923,964
Series 00-C1 A2
7.724%, 3/15/33	3,900,000	4,350,586
Series 00-C2 A2
7.455%, 8/16/33	3,430,000	3,823,272
Series 00-C3 A2
6.957%, 9/15/35	5,125,000	5,652,787
Greenwich Capital Commercial Funding Corp., Series 04-GG1 A4
4.755%, 6/10/36	3,180,000	3,178,928
GS Mortgage Securities Corp. II, Series 03-GSFL VI A1
2.960%, 11/15/15 §(l)	714,851	714,741
Series 98-C1 A3
6.140%, 10/18/30	6,437,471	6,718,747
GSR Mortgage Loan Trust, Series 04-9 4A1
4.074%, 8/25/34 (l)	8,764,050	8,571,624
Heller Financial Commercial Mortgage Asset Trust, Series 99-PH1 A1
6.500%, 5/15/31	101,387	104,147
Series 99-PH1 A2
6.847%, 5/15/31	475,000	509,948
Impac CMB Trust, Series 03-8 2A1
3.300%, 10/25/33 (l)	601,625	603,280
JPMorgan Chase Commercial Mortgage Securities Corp., Series 01-CIBC A3
6.260%, 3/15/33	5,260,000	5,645,166
Series 01-CIBC A3
6.429%, 4/15/35	1,295,000	1,402,804
LB Commercial Conduit Mortgage Trust, Series 98-C4 A1B
6.210%, 10/15/35	1,425,000	1,497,858
LB-UBS Commercial Mortgage Trust, Series 03-C7 A2
4.064%, 9/15/27 (l)	1,730,000	1,692,482
Series 04-C8 A2
4.201%, 12/15/29	4,020,000	3,946,036

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
MASTR Alternative Loans Trust, Series 04-4 1A1
5.500%, 5/25/34	$2,089,398	$2,035,765
Merrill Lynch Mortgage Investors, Inc., Series 03-A1 3A
4.910%, 12/25/32 (l)	866,126	853,907
Morgan Stanley Capital I, Series 03-T11 A2
4.340%, 6/13/41	2,050,000	2,019,986
Series 98-WF1 A2
6.550%, 3/15/30	3,622,394	3,796,597
Paine Webber Mortgage Acceptance Corp., Series 99-C1 A2
6.820%, 4/15/09	283,500	303,311
Sequoia Mortgage Trust, Series 03-4 2A1
3.200%, 7/20/33 (l)	741,125	738,883
Series 10-2A1
3.230%, 10/20/27 (l)	695,018	697,488
Structured Asset Mortgage Investments, Inc., Series 02-AR3 A1
3.180%, 9/19/32 (l)	385,332	385,621
Structured Asset Securities Corp., Series 00-2A 7
3.180%, 1/21/09 §(l)	3,264,198	3,264,198
Series 01-3A 1A1
3.330%, 3/25/31 (l)	4,903	4,947
Series 02-9 A2
3.150%, 10/25/27 (l)	246,204	246,256
Series 02-HF1 A
3.140%, 1/25/33 (l)	162,917	163,561
Series 02-HF2 A1
3.350%, 7/25/32 (l)	127,102	127,290
Series 02-HF2 A3
3.350%, 7/25/32 (l)	242,702	243,060
Wachovia Bank Commercial Mortgage Trust, Series 05-C17 APB
5.016%, 3/15/42	5,110,000	5,115,774
Washington Mutual, Inc., Series 00-3A
3.387%, 12/25/40 (l)	332,134	329,895
Series 02-AR10 A6
4.816%, 10/25/32 (l)	563,803	561,071
Series 02-AR6 A
3.422%, 6/25/42 (l)	761,921	768,954
Series 02-AR9 1A
3.286%, 8/25/42 (l)	1,013,434	1,029,865
Series 03-R1 A1
3.120%, 12/25/27 (l)	2,444,592	2,442,198
Wells Fargo Mortgage Backed Securities Trust, Series 04-K 1A2
4.483%, 7/25/34 (l)	7,270,087	7,105,714

		119,053,494

Total Asset-Backed and Mortgage-Backed Securities		231,958,468

Consumer Discretionary (1.8%)
Automobiles (0.9%)
DaimlerChrysler AG
7.450%, 3/1/27	330,000	354,616
DaimlerChrysler NA Holdings Corp.
3.890%, 9/26/05 (l)	1,490,000	1,494,729
3.470%, 5/24/06 (l)	2,700,000	2,711,078
4.050%, 6/4/08	200,000	194,228
6.500%, 11/15/13^	165,000	171,596
Ford Motor Co.
7.450%, 7/16/31^	649,000	587,076
Ford Motor Credit Co.
6.875%, 2/1/06	$8,495,000	$8,610,515
General Motors Corp.
7.200%, 1/15/11^	3,275,000	2,956,578
8.250%, 7/15/23^	630,000	544,215

		17,624,631

Hotels, Restaurants & Leisure (0.1%)
Caesars Entertainment, Inc.
7.875%, 12/15/05	900,000	919,125
7.500%, 9/1/09^	500,000	537,500
Harrah’s Operating Co., Inc.
7.500%, 1/15/09	100,000	108,770

		1,565,395

Household Durables (0.0%)
Pulte Homes, Inc.
5.200%, 2/15/15	750,000	708,161

Media (0.7%)
AOL Time Warner, Inc.
6.125%, 4/15/06^	415,000	423,481
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,000,000	1,188,233
Comcast Cable Communications, Inc.
6.375%, 1/30/06^	190,000	193,353
Comcast Corp.
6.500%, 1/15/15	969,000	1,037,191
7.050%, 3/15/33^	560,000	626,354
Continental Cablevision, Inc.
8.300%, 5/15/06	770,000	800,091
COX Communications, Inc.
7.125%, 10/1/12^	115,000	125,418
Historic TW, Inc.
6.625%, 5/15/29	200,000	210,134
News America Holdings, Inc.
7.750%, 1/20/24^	145,000	168,483
News America, Inc.
7.125%, 4/8/28	275,000	301,664
7.300%, 4/30/28	425,000	473,567
7.280%, 6/30/28	525,000	584,683
6.200%, 12/15/34 §	625,000	617,979
TCI Communications, Inc.
7.875%, 8/1/13	130,000	151,641
7.875%, 2/15/26	1,070,000	1,305,372
7.125%, 2/15/28	360,000	409,013
Time Warner Cos., Inc.
8.180%, 8/15/07	300,000	323,110
7.570%, 2/1/24	10,000	11,574
6.950%, 1/15/28^	1,505,000	1,638,442
Time Warner, Inc.
6.750%, 4/15/11	135,000	145,880
7.700%, 5/1/32	1,298,000	1,540,977
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	77,400
Viacom, Inc.
7.875%, 7/30/30	400,000	475,132

		12,829,172

Multiline Retail (0.1%)
Federated Department Stores
6.900%, 4/1/29	575,000	615,901
May Department Stores Co.
5.750%, 7/15/14^	325,000	325,961
6.700%, 7/15/34^	325,000	334,720

		1,276,582

Total Consumer Discretionary		34,003,941

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Staples (0.2%)
Beverages (0.1%)
Diageo Capital plc
3.375%, 3/20/08^	$895,000	$870,695

Food & Staples Retailing (0.1%)
Albertson’s, Inc.
8.000%, 5/1/31	440,000	517,981
Delhaize America, Inc.
7.375%, 4/15/06	750,000	771,741
Kroger Co.
6.800%, 4/1/11	275,000	298,126
5.500%, 2/1/13^	1,078,000	1,092,743

		2,680,591

Food Products (0.0%)
General Mills, Inc.
5.125%, 2/15/07	750,000	762,646

Total Consumer Staples		4,313,932

Energy (0.2%)
Oil & Gas (0.2%)
Anadarko Finance Co.
7.500%, 5/1/31^	455,000	558,296
Conoco Funding Co.
6.350%, 10/15/11	200,000	217,973
Conoco, Inc.
8.350%, 8/1/06	280,000	293,934
ConocoPhillips
7.000%, 3/30/29	30,000	35,373
Devon Financing Corp.
7.875%, 9/30/31	320,000	398,603
EnCana Corp.
6.500%, 8/15/34	375,000	410,312
Enterprise Products Operating LP
4.000%, 10/15/07	575,000	562,939
Occidental Petroleum Corp.
8.450%, 2/15/29^	155,000	208,946
Pioneer Natural Resources Co.
5.875%, 7/15/16	400,000	409,066
Statoil ASA
5.125%, 4/30/14 §	760,000	764,298
Suncor Energy, Inc.
5.950%, 12/1/34^	260,000	271,676
Tosco Corp.
7.250%, 1/1/07	400,000	418,835

Total Energy		4,550,251

Financials (7.0%)
Capital Markets (0.2%)
Lehman Brothers Holdings, Inc.
7.000%, 2/1/08^	340,000	362,788
Morgan Stanley
5.300%, 3/1/13	300,000	301,703
UBS AG/Connecticut
3.030%, 7/5/05 (l)	4,000,000	3,999,760

		4,664,251

Commercial Banks (1.8%)
American Express Bank FSB
2.930%, 11/21/07 (l)	2,750,000	2,751,675
American Express Centurion Bank
4.375%, 7/30/09	600,000	595,287
Bank of America Corp.
5.250%, 2/1/07^	1,325,000	1,350,080
6.250%, 4/1/08	425,000	446,537
4.375%, 12/1/10	275,000	270,760
5.375%, 6/15/14^	380,000	386,070
Bank One NA/Illinois
3.700%, 1/15/08^#	$1,250,000	$1,231,464
Bank One NA/Texas
6.250%, 2/15/08	1,000,000	1,048,624
BankBoston NA
6.375%, 4/15/08	625,000	658,538
Depfa ACS Bank
3.625%, 10/29/08	2,000,000	1,955,667
HBOS plc
3.125%, 1/12/07 §	950,000	932,228
HBOS Treasury Services plc
3.600%, 8/15/07 §	780,000	767,817
3.500%, 11/30/07 §	1,285,000	1,258,552
HSBC Bank USA N.A./New York
3.875%, 9/15/09	2,300,000	2,226,589
HSBC Capital Funding LP
4.610%, 12/31/49 §(l)	550,000	522,451
National City Bank/Indiana
3.300%, 5/15/07	500,000	493,810
National City Bank/Ohio
3.375%, 10/15/07	1,325,000	1,299,380
National Westminster Bank plc/United Kingdom
7.375%, 10/1/09^	725,000	803,578
Rabobank Capital Funding II
5.260%, 12/31/49 §(l)	780,000	783,478
State Street Bank & Trust Co.
2.920%, 12/11/06^(l)	1,800,000	1,799,100
Suntrust Bank
3.040%, 6/2/09 (l)	650,000	651,712
4.415%, 6/15/09	980,000	974,052
SunTrust Banks, Inc.
3.625%, 10/15/07	845,000	830,242
4.000%, 10/15/08	895,000	883,386
U.S. Bancorp
3.950%, 8/23/07^	100,000	99,548
U.S. Bank NA
2.870%, 2/1/07	555,000	543,988
2.400%, 3/12/07	825,000	800,886
Wachovia Corp.
6.300%, 4/15/08 (l)	1,165,000	1,224,528
Wells Fargo & Co.
5.125%, 2/15/07	1,435,000	1,460,490
4.000%, 8/15/08	720,000	709,350
4.200%, 1/15/10	5,880,000	5,749,305
Wells Fargo Bank N.A.
7.800%, 6/15/10 (l)	200,000	201,697

		35,710,869

Consumer Finance (1.0%)
General Motors Acceptance Corp.
7.500%, 7/15/05^	2,450,000	2,469,654
3.920%, 10/20/05^(l)	1,130,000	1,127,418
6.750%, 1/15/06^	8,100,000	8,156,400
7.750%, 1/19/10^	475,000	456,236
7.250%, 3/2/11	2,000,000	1,856,894
8.000%, 11/1/31	411,000	357,916
Household Finance Corp.
4.750%, 5/15/09	450,000	450,590
HSBC Finance Corp.
4.125%, 12/15/08	1,265,000	1,242,405
6.450%, 2/1/09	65,000	68,860
SLM Corp.
5.630%, 4/10/07	1,075,000	1,102,467
4.000%, 1/15/10^	2,475,000	2,400,822

		19,689,662

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Diversified Financial Services (3.0%)
Associates Corp. of North America
6.250%, 11/1/08		$650,000	$688,459
6.875%, 11/15/08		4,100,000	4,424,339
Bank One Corp.
6.000%, 8/1/08		715,000	748,009
Citicorp
7.750%, 6/15/06		25,000	26,084
Citigroup, Inc.
3.500%, 2/1/08		3,580,000	3,495,637
3.625%, 2/9/09		980,000	947,095
6.200%, 3/15/09		905,000	954,473
4.125%, 2/22/10^		6,580,000	6,398,096
Eksportfinans A/S
3.375%, 1/15/08		4,070,000	3,979,414
General Electric Capital Corp.
3.450%, 7/16/07^		700,000	687,100
3.450%, 1/15/08		13,175,000	13,025,174
4.130%, 3/4/08		4,865,000	4,828,692
3.600%, 10/15/08		3,350,000	3,250,770
Irwin Land LLC
5.300%, 12/15/35		1,195,000	1,137,998
JPMorgan Chase & Co.
5.250%, 5/30/07		435,000	443,571
4.000%, 2/1/08^		740,000	731,463
6.375%, 2/15/08^		775,000	812,641
MassMutual Global Funding II
2.550%, 7/15/08 §		850,000	802,023
Nationwide Building Society
3.500%, 7/31/07 §		1,975,000	1,942,312
4.250%, 2/1/10 §		1,300,000	1,272,209
New York Life Global Funding
3.875%, 1/15/09 §		775,000	758,744
Pemex Finance Ltd.
9.030%, 2/15/11#		100,000	112,307
Racers, Series 97-R-8-3
3.094%, 8/15/07 †§(b)(l)		800,000	770,036
TIAA Global Markets, Inc.
3.875%, 1/22/08 §		1,895,000	1,870,704
UFJ Finance Aruba AEC
6.750%, 7/15/13		330,000	355,281
USAA Capital Corp.
4.000%, 12/10/07 §		975,000	968,059

			55,430,690

Insurance (0.6%)
AIG SunAmerica Global Financing X
6.900%, 3/15/32 ^§		375,000	436,565
Allstate Financial Global Funding
6.150%, 2/1/06 §		1,350,000	1,375,279
Berkshire Hathaway Finance Corp.
3.400%, 7/2/07		2,140,000	2,108,754
4.125%, 1/15/10 §		2,015,000	1,965,876
Liberty Mutual Group
6.500%, 3/15/35 §		680,000	654,039
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07^		525,000	533,259
Metropolitan Life Global Funding I
4.750%, 6/20/07 §		200,000	202,050
4.250%, 7/30/09 §		800,000	786,850
Monumental Global Funding II
4.375%, 7/30/09 §		800,000	786,224
Monumental Global Funding III
5.200%, 1/30/07 §		1,175,000	1,197,565
Protective Life Secured Trust
3.700%, 11/24/08		730,000	716,334
XL Capital Ltd.
6.375%, 11/15/24^		$535,000	$558,534

			11,321,329

Real Estate (0.3%)
Archstone-Smith Operating Trust (REIT)
5.625%, 8/15/14		725,000	738,283
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11#		270,000	292,736
EOP Operating LP
7.000%, 7/15/11		680,000	748,883
4.750%, 3/15/14^		295,000	276,635
ERP Operating LP
6.625%, 3/15/12		445,000	483,201
5.200%, 4/1/13		500,000	498,056
Rouse Co. (REIT)
3.625%, 3/15/09		1,160,000	1,085,282
Simon Property Group LP (REIT)
4.900%, 1/30/14		270,000	256,993
7.375%, 6/15/18		505,000	564,956

			4,945,025

Thrifts & Mortgage Finance (0.1%)
World Savings Bank FSB
4.125%, 3/10/08		1,125,000	1,114,862

Total Financials			132,876,688

Government Securities (65.8%)
Agency CMO (2.2%)
Federal Home Loan Mortgage Corp.
5.000%, 11/15/17		2,660,000	2,642,208
3.160%, 12/15/29 (l)		54,477	54,753
6.000%, 12/15/29		124,004	124,451
5.500%, 1/15/31		3,900,000	3,971,498
6.500%, 7/25/43		1,648,889	1,708,147
Federal National Mortgage Association
6.000%, 12/25/08		44,067	44,225
3.000%, 8/25/09		500,000	497,333
3.500%, 4/25/17		1,262,489	1,255,509
5.000%, 3/25/18		1,190,000	1,174,820
4.500%, 9/25/18		1,500,000	1,432,372
5.310%, 8/25/33		2,900,000	2,848,751
6.500%, 7/25/34		2,648,952	2,762,159
(Zero Coupon), 3/1/35		14,175,000	14,170,570
Government National Mortgage Association
6.500%, 6/20/32		179,272	186,301
Small Business Administration
4.628%, 3/10/13		1,094,934	1,083,585
Small Business Administration Participation Certificates
4.930%, 1/1/24		947,763	943,119
4.340%, 3/1/24		5,756,360	5,515,084
4.625%, 2/1/25		500,000	485,507

			40,900,392

Foreign Governments (5.6%)
Bundesrepublik Deutschland
5.000%, 7/4/12	EUR	3,800,000	5,455,042
4.500%, 1/4/13	EUR	14,600,000	20,368,195
6.500%, 7/4/27	EUR	3,900,000	6,854,492
Federative Republic of Brazil
3.063%, 4/15/06 (l)		$825,600	824,609
11.500%, 3/12/08^		100,000	112,650
11.500%, 3/12/08		1,130,000	1,268,990
3.125%, 4/15/09 (l)		1,376,544	1,342,130
8.840%, 6/29/09 (l)		2,000,000	2,240,300
11.000%, 1/11/12		2,100,000	2,373,000
3.125%, 4/15/12 (l)		2,441,491	2,292,072

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
8.000%, 4/15/14		$7	$7
8.875%, 4/15/24		150,000	141,000
11.000%, 8/17/40		4,500,000	4,942,125
Government of Chile
5.500%, 1/15/13		1,000,000	1,022,100
Government of Croatia
3.813%, 7/31/06 (l)		30,979	30,979
3.813%, 7/31/10 (l)		1,132,500	1,132,500
Government of France
4.750%, 4/25/35	EUR	7,750,000	11,135,789
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,059,966
5.500%, 9/18/33		1,945,000	2,071,433
Kingdom of Spain
5.750%, 7/30/32	EUR	2,200,000	3,617,935
Quebec Province
5.000%, 7/17/09^		$550,000	560,011
Republic of Bulgaria
3.750%, 7/28/12 (l)		678,571	681,625
Republic of Italy
3.800%, 3/27/08	JPY	364,000,000	3,759,086
Republic of Panama
8.250%, 4/22/08		$100,000	106,500
9.625%, 2/8/11		350,000	400,488
Republic of Peru
9.125%, 1/15/08		500,000	545,000
9.125%, 2/21/12		1,493,000	1,679,625
5.000%, 3/7/17 (l)		99,000	90,585
5.000%, 3/7/17 (l)		1,657,500	1,549,762
Republic of South Africa
7.375%, 4/25/12		60,000	65,949
6.500%, 6/2/14		1,480,000	1,554,000
Russian Federation
10.000%, 6/26/07 (m)		2,800,000	3,079,440
8.250%, 3/31/10 (m)		3,250,000	3,500,575
5.000%, 3/31/30 (e)(m)		9,960,000	10,204,020
Swedish Export Credit AB
2.875%, 1/26/07		850,000	832,448
United Mexican States
3.330%, 1/13/09 (l)		950,000	959,975
10.375%, 2/17/09		2,550,000	3,005,557
8.375%, 1/14/11^		565,000	642,970
5.875%, 1/15/14^		915,000	908,138
8.125%, 12/30/19		1,180,000	1,352,280
8.000%, 9/24/22^		1,175,000	1,333,625

			106,096,973

Municipal Bonds (0.8%)
California State Department Water Reserves Power Supply, Series E
3.975%, 5/1/05		250,000	250,118
California State Economic Recovery, Series A
7.470%, 7/1/12 §		800,000	931,056
5.250%, 7/1/13		250,000	274,680
Clark County, Nevada School District, Series C
5.375%, 6/15/13		1,010,000	1,124,585
Cook County, Illinois, Series B
5.000%, 11/15/12		1,245,000	1,343,741
Energy NorthWest Washington Electric
5.500%, 7/1/14		1,000,000	1,114,030
Florida State Board of Education
5.000%, 6/1/33		320,000	330,422
Florida State Turnpike Authority
5.000%, 7/1/33		80,000	82,199
Golden State Tobacco Securitization Corp./CA
6.750%, 6/1/39		$730,000	$768,727
7.900%, 6/1/42		230,000	263,456
Honolulu, Hawaii City & County Board
5.000%, 7/1/10		700,000	753,991
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	164,931
Michigan State Building Authority
5.250%, 10/15/12		1,550,000	1,709,789
New Jersey State Transportation Trust Fund Authority
7.370%, 6/15/11 §		775,000	882,725
New York City Municipal Water Finance Authority
5.000%, 6/15/29		300,000	307,629
5.000%, 6/15/34		520,000	532,964
5.125%, 6/15/34		200,000	207,472
New York State Environmental Facilities Corp.
5.000%, 6/15/32		210,000	216,535
Salt River Project Agricultural Improvement & Power District/Arizona
5.000%, 1/1/31		350,000	359,695
San Francisco/CA City & County Public Utilities Commission,
5.000%, 11/1/32		300,000	307,203
South Carolina Transportation Infrastructure
5.000%, 10/1/33		190,000	195,425
Tobacco Settlement Financing Corp./NJ
6.000%, 6/1/37		250,000	248,605
6.750%, 6/1/39		795,000	834,551
6.250%, 6/1/43		1,930,000	1,942,082

			15,146,611

Supranational (0.2%)
Export-Import Bank of China
5.250%, 7/29/14 §		3,700,000	3,714,319

U.S. Government Agencies (22.5%)
Federal Home Loan Mortgage Corp.
6.875%, 7/15/08		12,568	12,989
4.000%, 6/1/10		1,656,370	1,625,030
4.500%, 12/16/10		5,395,000	5,281,829
4.625%, 5/28/13		850,000	820,352
6.000%, 1/1/14		60,051	62,081
5.500%, 2/1/14		618,777	632,471
6.000%, 7/1/14		34,029	35,179
6.000%, 2/1/17		1,425,359	1,473,052
6.000%, 3/1/17		11,569	11,957
6.500%, 3/1/17		127,778	133,688
6.000%, 4/1/17		1,012,092	1,046,007
6.000%, 5/1/17		9,415	9,731
6.000%, 7/1/17		155,594	160,790
6.000%, 8/1/17		197,736	204,360
5.500%, 11/1/17		220,053	224,775
4.000%, 5/1/18		906,402	869,493
4.500%, 4/1/19		390,751	382,918
4.000%, 5/1/19		2,809,770	2,743,042
4.500%, 6/1/19		828,626	812,388
6.500%, 4/1/31		3,036	3,151
5.643%, 11/1/31 (l)		193,906	198,519
5.500%, 10/15/33		2,999,661	3,046,798

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 4/1/34	$6,889,588	$6,745,386
6.000%, 5/1/34	456,083	466,937
5.500%, 4/15/20 TBA	300,000	306,000
5.000%, 4/15/35 TBA	4,400,000	4,303,750
5.500%, 4/15/35 TBA	4,000,000	4,010,000
Federal National Mortgage Association
2.350%, 4/29/06	5,065,000	4,988,605
2.830%, 9/7/06 (l)	18,300,000	18,289,496
2.710%, 1/30/07	12,775,000	12,489,364
2.350%, 4/5/07	6,220,000	6,020,263
3.125%, 3/16/09^	2,180,000	2,078,122
6.625%, 9/15/09	1,300,000	1,412,363
7.125%, 6/15/10^	5,935,000	6,629,692
6.000%, 5/15/11	1,295,000	1,386,445
4.750%, 2/21/13	775,000	760,149
6.000%, 4/1/14	1,034,714	1,069,434
7.000%, 4/1/15	156,385	164,533
6.000%, 3/1/16	28,444	29,391
6.000%, 4/1/16	3,482	3,598
7.000%, 4/1/16	189,107	198,960
6.000%, 8/1/16	124,765	128,916
5.500%, 2/1/17	865,686	883,070
6.000%, 5/1/17	28,597	29,550
5.500%, 6/1/17	238,504	243,228
5.500%, 8/1/17	187,151	190,858
6.000%, 8/1/17	15,561	16,079
5.500%, 10/1/17	189,534	193,340
5.500%, 12/1/17	14,807	15,104
5.000%, 1/1/18	3,037,260	3,037,615
6.000%, 1/1/18	14,030	14,497
5.000%, 3/1/18	6,139,025	6,142,371
4.500%, 4/1/18	513,569	503,063
5.500%, 4/1/18	2,070,724	2,112,551
4.500%, 5/1/18	813,233	797,131
5.000%, 6/1/18	864,441	864,912
4.500%, 10/1/18	443,172	434,106
5.500%, 10/1/18	20,688	21,106
4.500%, 2/1/19	1,064,088	1,041,081
4.500%, 3/1/19	404,559	395,812
5.500%, 3/1/19	838,812	855,589
4.500%, 4/1/19	3,615,319	3,537,152
4.500%, 5/1/19	265,004	259,274
5.000%, 5/1/19	699,543	699,521
5.000%, 6/1/19	90,461	90,458
5.500%, 7/1/19	44,711	45,614
4.500%, 8/1/19	458,657	448,836
5.500%, 9/1/19	9,066,706	9,246,147
4.127%, 1/1/28 (l)	388,918	401,570
6.000%, 8/25/28	4,109,706	4,199,890
6.500%, 9/1/30	473	492
6.500%, 2/1/31	2,916	3,033
6.500%, 8/1/31	1,846	1,920
7.000%, 8/1/31	97,956	103,371
7.000%, 3/1/32	161,256	170,082
7.000%, 4/1/32	361,248	381,154
6.500%, 6/1/32	656,642	682,707
7.000%, 7/1/32	106,862	112,745
6.500%, 8/1/32	469,451	488,267
6.500%, 9/1/32	4,140,065	4,304,400
7.000%, 10/1/32	108,647	114,640
6.500%, 11/1/32	428,287	445,287
6.500%, 12/1/32	154,682	160,822
6.500%, 2/1/33	160,885	167,035
3.210%, 3/1/33 (l)	370,415	375,362
5.149%, 4/1/33 (l)	483,550	488,385
5.500%, 4/1/33	3,913,759	3,926,718
5.500%, 6/1/33	393,454	394,757
5.500%, 8/1/33	2,046,306	2,050,804
6.500%, 10/1/33	$24,489	$25,425
5.500%, 1/25/34	4,175,781	4,224,450
5.000%, 2/1/34	882,387	863,262
5.500%, 2/1/34	1,916,543	1,920,636
5.000%, 3/1/34	13,181,358	12,895,481
5.500%, 3/1/34	7,470,609	7,486,562
5.000%, 4/1/34	3,650,663	3,573,610
5.500%, 4/1/34	4,843,449	4,853,792
5.000%, 5/1/34	3,060,023	2,993,701
5.500%, 5/1/34	10,362,396	10,384,525
5.000%, 6/1/34	25,138	24,593
5.500%, 6/1/34	5,450,681	5,462,322
5.000%, 7/1/34	1,071,973	1,048,739
5.500%, 7/1/34	8963,636	8,982,778
6.500%, 7/1/34	192,365	199,720
5.000%, 8/1/34	1,907,492	1,866,149
5.500%, 8/1/34	466,013	467,008
5.000%, 9/1/34	4,079,284	3,990,871
6.500%, 9/1/34	802,088	832,754
7.000%, 9/1/34	171,113	180,324
5.000%, 10/1/34	2,767,095	2,707,122
5.000%, 12/1/34	365,440	357,520
5.500%, 2/1/35	10,301,030	10,323,671
5.500%, 2/25/35	3,430,000	3,483,880
5.500%, 3/1/35	32,303,230	32,374,417
5.500%, 4/1/35	3,000,300	3,006,895
5.266%, 12/1/40 (l)	535,463	551,676
4.500%, 4/25/20 TBA	2,700,000	2,639,250
5.000%, 4/25/20 TBA	14,500,000	14,486,399
6.000%, 4/25/20 TBA	2,100,000	2,168,250
5.000%, 5/25/20 TBA	3,000,000	2,990,625
5.000%, 4/25/35 TBA	1,500,000	1,466,250
5.500%, 4/25/35 TBA	78,600,000	78,698,250
6.000%, 4/25/35 TBA	3,200,000	3,270,000
6.500%, 4/25/35 TBA	18,400,000	19,090,000
5.000%, 5/25/35 TBA	17,700,000	17,251,978
Government National Mortgage Association
3.750%, 7/20/27 (l)	24,783	25,099
6.000%, 11/15/28	41,274	42,428
6.000%, 1/15/29	98,905	101,893
6.000%, 2/15/29	39,674	40,783
6.500%, 5/15/29	43,575	45,528
6.000%, 6/15/29	48,643	50,003
7.000%, 4/15/31	87,310	92,315
7.000%, 9/15/31	109,032	115,349
7.000%, 10/15/31	12,881	13,619
6.000%, 11/15/31	27,810	28,638
6.000%, 12/15/31	168,831	173,860
7.000%, 2/15/32	65,216	68,951
7.000%, 4/15/32	68,241	72,149
6.000%, 5/15/32	14,616	15,046
7.000%, 5/15/32	70,447	74,502
6.000%, 11/15/32	489,683	504,099
6.000%, 1/15/33	719,249	739,618
7.000%, 2/15/33	135,043	142,746
6.000%, 3/15/33	1,810,506	1,861,779
5.500%, 4/15/33	259,654	262,262
6.000%, 11/15/33	221,534	227,808
5.500%, 4/15/35 TBA	3,700,000	3,732,375
6.000%, 4/15/35 TBA	4,400,000	4,518,250
Housing Urban Development
5.380%, 8/1/18	1,660,000	1,673,798
Resolution Funding Corp.
(Zero Coupon), 7/15/18	75,000	38,650
(Zero Coupon), 10/15/18	75,000	38,092
Small Business Administration
4.524%, 2/10/13	1,332,085	1,312,910

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
4.504%, 2/1/14	$1,067,766	$1,045,428

		426,564,373

U.S. Treasuries (34.5%)
U.S. Treasury Bonds
10.375%, 11/15/12^	6,280,000	7,275,480
8.125%, 8/15/19^	13,510,000	18,175,706
8.500%, 2/15/20^	5,255,000	7,312,043
8.750%, 8/15/20^	5,720,000	8,156,365
8.000%, 11/15/21^	7,570,000	10,279,825
6.000%, 2/15/26^	16,815,000	19,235,435
6.750%, 8/15/26^	2,490,000	3,100,730
6.125%, 11/15/27^	1,560,000	1,823,311
5.500%, 8/15/28^	3,040,000	3,302,437
5.375%, 2/15/31	2,105,000	2,294,204
Inflation Indexed
2.375%, 1/15/25	11,426,673	12,290,895
U.S. Treasury Notes
2.500%, 5/31/06^	17,720,000	17,508,193
2.500%, 10/31/06^	56,715,000	55,678,193
2.875%, 11/30/06^	168,925,000	166,628,634
3.125%, 1/31/07^	116,050,000	114,735,386
3.767%, 2/28/07	39,150,000	38,864,009
3.875%, 3/31/07^	52,600,000	52,563,017
3.625%, 1/15/10^	1,575,000	1,537,287
5.000%, 2/15/11^	530,000	550,476
4.750%, 5/15/14^	10,860,000	11,063,625
4.250%, 11/15/14^	13,905,000	13,617,667
4.000%, 2/15/15	30,320,000	29,130,880
3.875%, 4/15/29	23,800,000	23,614,074
Inflation Indexed
0.875%, 4/15/10^	21,934,070	21,455,556
3.500%, 1/15/11^	6,571,020	7,340,467
3.375%, 1/15/12^	6,473,024	7,264,791

		654,798,686

Total Government Securities		1,247,221,354

Health Care (0.4%)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp.
5.450%, 6/15/14^
	490,000	499,540

Health Care Providers & Services (0.2%)
HCA, Inc.
6.910%, 6/15/05	2,000,000	2,012,494
7.125%, 6/1/06	1,500,000	1,543,338
WellPoint, Inc.
5.950%, 12/15/34 §	930,000	933,773

		4,489,605

Pharmaceuticals (0.2%)
Bristol-Myers Squibb Co.
6.875%, 8/1/97	150,000	172,622
Merck & Co., Inc.
4.375%, 2/15/13^	905,000	871,203
4.750%, 3/1/15	1,250,000	1,205,292
Schering Plough Corp.
6.500%, 12/1/33	550,000	615,361

		2,864,478

Total Health Care		7,853,623

Industrials (0.5%)
Aerospace & Defense (0.2%)
Lockheed Martin Corp.
8.500%, 12/1/29	545,000	738,463
7.200%, 5/1/36	170,000	205,879
Northrop Grumman Corp.
4.079%, 11/16/06	1,105,000	1,103,574
7.125%, 2/15/11	255,000	284,372
7.750%, 2/15/31	$275,000	$347,609

		2,679,897

Airlines (0.1%)
Continental Airlines, Inc.
7.056%, 3/15/11	850,000	849,074
Delta Air Lines, Inc., Series 00-1
7.570%, 11/18/10^	500,000	466,055
Southwest Airlines Co.
5.125%, 3/1/17	425,000	398,878
United Air Lines, Inc., Series 00-2
7.186%, 4/1/11 (h)	515,328	482,708
Series 01-1
6.602%, 9/1/13 (h)	461,516	440,496

		2,637,211

Industrial Conglomerates (0.2%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,079,429
Tyco International Group S.A.
6.375%, 6/15/05	2,900,000	2,914,775
6.125%, 11/1/08	500,000	524,691

		4,518,895

Road & Rail (0.0%)
Canadian National Railway Co.
4.400%, 3/15/13	100,000	96,002

Total Industrials		9,932,005

Materials (0.0%)
Paper & Forest Products (0.0%)
Georgia-Pacific Corp.
7.500%, 5/15/06	465,000	474,300

Total Materials		474,300

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.9%)
AT&T Corp.
9.050%, 11/15/11	80,000	90,900
9.750%, 11/15/31	698,000	851,560
BellSouth Corp.
4.200%, 9/15/09	650,000	635,150
6.550%, 6/15/34^	350,000	374,512
British Telecommunications plc
8.875%, 12/15/30	15,000	19,987
Citizens Communications Co.
9.000%, 8/15/31	65,000	67,600
Deutsche Telekom International Finance BV
8.250%, 6/15/05	375,000	378,617
8.250%, 6/15/30	340,000	444,669
France Telecom S.A.
8.750%, 3/1/31	450,000	592,268
New England Telephone & Telegraph
7.875%, 11/15/29	25,000	29,481
Qwest Corp.
6.625%, 9/15/05	800,000	804,000
SBC Communications, Inc.
4.206%, 6/5/05 §	3,150,000	3,155,386
4.125%, 9/15/09	305,000	296,650
6.450%, 6/15/34^	975,000	1,014,877
Sprint Capital Corp.
6.875%, 11/15/28	270,000	289,060
8.750%, 3/15/32	350,000	454,076
Telecom Italia Capital S.A.
4.950%, 9/30/14 §	300,000	287,372
6.000%, 9/30/34 §	1,275,000	1,234,623
Telefonica Europe BV
8.218%, 8/1/15	550,000	623,923

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Verizon Global Funding Corp.
7.750%, 12/1/30^	$210,000	$253,806
Verizon Maryland, Inc.
5.125%, 6/15/33^	465,000	400,619
Verizon New Jersey, Inc.
5.875%, 1/17/12	2,460,000	2,551,399
Verizon Wireless Capital LLC
2.930%, 5/23/05 §(l)	2,350,000	2,349,549

		17,200,084

Wireless Telecommunication Services (0.1%)
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,241,903

Total Telecommunication Services		19,441,987

Utilities (0.7%)
Electric Utilities (0.6%)
Appalachian Power Co.
3.600%, 5/15/08	650,000	630,766
Dayton Power & Light Co.
5.125%, 10/1/13 (b)(m)	900,000	877,253
Dominion Resources, Inc.
5.125%, 12/15/09	150,000	152,042
7.200%, 9/15/14	315,000	357,238
Entergy Gulf States, Inc.
3.600%, 6/1/08	900,000	873,392
Exelon Corp.
6.750%, 5/1/11	225,000	244,828
FirstEnergy Corp.
7.375%, 11/15/31	340,000	385,119
Florida Power Corp.
5.900%, 3/1/33	275,000	280,065
Jersey Central Power & Light Co.
7.500%, 5/1/23	1,620,000	1,666,457
Pacific Gas & Electric Co.
3.820%, 4/3/06 (l)	155,000	155,406
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,291,490
Progress Energy, Inc.
7.750%, 3/1/31	705,000	838,137
Scottish Power, plc
4.910%, 3/15/10	1,100,000	1,100,158
TXU Corp.
6.500%, 11/15/24 §	1,100,000	1,051,170
Virginia Electric & Power Co.
5.750%, 3/31/06	345,000	350,782

		11,254,303

Multi-Utilities & Unregulated Power (0.1%)
Consolidated Natural Gas Co.
6.850%, 4/15/11	100,000	110,366
5.000%, 3/1/14	250,000	245,308
Ipalco Enterprises, Inc.
8.375%, 11/14/08	190,000	207,100
PSEG Power LLC
6.950%, 6/1/12^	400,000	442,704
Texas Eastern Transmission LP
5.250%, 7/15/07	120,000	121,862

		1,127,340

Total Utilities		12,381,643

Total Long-Term Debt Securities (89.8%) (Cost $1,713,346,023)		1,705,008,192

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Government Securities (0.2%)
U.S. Government Agency (0.2%)
Fannie Mae
7.000% (l) (Cost $2,425,000)	48,500	$2,682,656

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Certificate of Deposit (1.2%)
Bank of America
2.610%, 4/20/05	$22,000,000	21,999,135

Commercial Paper (3.7%)
Bank of Ireland
2.70%, 5/9/05 §(p)	20,000,000	19,940,156
Ford Motor Credit Co.
2.52%, 4/8/05 (p)	1,600,000	1,598,991
3.45%, 8/26/05 (p)	2,500,000	2,464,800
General Electric Capital Corp.
2.66%, 4/28/05 (p)	500,000	498,988
Skandinaviska Enskilda Banken AB
2.77%, 5/17/05 §(p)	5,200,000	5,180,809
2.89%, 6/9/05 §(p)	16,200,000	16,108,308
UBS Finance Delaware LLC
2.47%, 4/14/05 (p)	15,100,000	15,085,237
2.74%, 6/1/05 (p)	4,000,000	3,980,320
2.74%, 6/2/05 (p)	4,100,000	4,079,500
3.04%, 7/22/05 (p)	1,100,000	1,089,528

Total Commercial Paper		70,026,637

Government Securities (13.9%)
Federal Home Loan Bank
2.55%, 4/1/05 (o)	68,910,000	68,905,119
Federal Home Loan Mortgage Corp.
2.66%, 5/17/05 (o)	25,100,000	25,010,711
2.81%, 5/31/05 (o)	100,000	99,535
2.83%, 6/7/05 (o)	25,500,000	25,364,748
2.74%, 6/15/05 (o)	12,900,000	12,823,400
2.99%, 6/30/05 (o)	1,100,000	1,092,163
3.03%, 8/8/05 (o)	18,600,000	18,395,381
Federal National Mortgage Association
2.48%, 4/6/05 (o)	14,800,000	14,794,113
2.57%, 4/20/05 (o)	17,300,000	17,277,010
2.58%, 4/27/05 (o)	16,900,000	16,868,426
2.49%, 5/4/05 (o)	6,300,000	6,284,838
2.75%, 5/25/05 (o)	4,100,000	4,083,206
2.67%, 6/1/05 (o)	1,600,000	1,592,274
U.S.Treasury Bills
2.62%, 4/14/05^	22,000,000	21,977,582
2.65%, 4/28/05^	24,200,000	24,150,309
2.71%, 6/2/05#	3,425,000	3,409,409
2.76%, 6/16/05#	1,260,000	1,252,824

Total Government Securities		263,381,048

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (1.6%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	2,274,233	2,274,233

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (6.1%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$3,478,239	$3,478,239
ABN Amro Bank, Tokyo
2.99%, 6/20/05	3,344,461	3,344,461
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	6,005,832	6,005,832
Banc of America Securities LLC
2.81%, 5/3/05	7,357,813	7,357,813
Barclays London
2.69%, 4/7/05	1,337,784	1,337,784
2.72%, 5/11/05	10,033,505	10,033,505
2.72%, 5/11/05	532,931	532,931
Capital One Corp, Series 02-A2 A2
2.80%, 9/15/05 (l)	2,678,206	2,678,206
Credit Agricole S.A.
2.94%, 6/14/05	3,344,461	3,344,461
Crown Point Capital Company LLC
2.76%, 5/9/05	3,323,078	3,323,078
Depfa Bank Europe plc
3.17%, 9/12/05	4,013,353	4,013,353
Depfa Bank N.Y.
2.84%, 5/16/05	3,344,461	3,344,461
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	9,453,676	9,453,676
Dexia Bank Paris
2.77%, 5/18/05	6,688,921	6,688,921
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	36,253,953	36,253,954
Hartford Life, Inc.
2.82%, 3/31/06	1,070,227	1,070,227
HBOS Treasury Services plc
2.89%, 6/7/05	4,647,903	4,647,903
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	468,224	468,224
Lloyds Bank plc London
2.75%, 4/15/05	6,688,921	6,688,921
Monumental Global Funding II
2.53%, 7/1/05 (l)	1,472,761	1,472,761
New York Life Insurance Co.
2.96%, 6/30/05 TBA	3,344,461	3,344,461
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	3,343,658	3,343,658
Park Granada LLC
2.73%, 4/7/05	2,012,958	2,012,958
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	3,207,832	3,207,832
Societe Generale Tokyo
2.81%, 5/2/05	3,344,461	3,344,461
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	3,344,461	3,344,461
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	2,675,569	2,675,569
Unicredito Italiano Milan
3.17%, 9/12/05	3,344,461	3,344,461
Washington Mutual Bank FA
2.82%, 5/16/05	3,212,301	3,212,301

Total Short-Term Investments of Cash Collateral for Securities Loaned		143,368,873

Time Deposit (2.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	43,176,514	43,176,514

Total Short-Term Debt Securities (28.7%) (Amortized Cost $544,226,440)		544,226,440

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
EURODollar Futures December-2005@ $93.75*(d)	700	$4,375

Total Options Purchased (0.0%) (Cost $7,000)		4,375

Total Investments before Options Written and Securities Sold Short (118.7%) (Cost/Amortized Cost $2,260,004,463)		2,251,921,663

OPTIONS WRITTEN:
Call Options Written (-0.0%)
Federal National Mortgage Association
April-2005@ $101.72*(d)	(22,200,000)	(—)
April-2005@ $101.77*(d)	(11,350,000)	(908)
U.S. 10 Year Treasury Notes Futures
June-2005@ $112.00*(d)	(602)	(47,031)

		(47,939)

Put Options Written (-0.0%)
EURODollar Futures December-2005@ $95.75*	(1,000)	(531,250)
U.S. 10 Year Treasury Notes Futures June-2005@ $107.00*	(602)	(122,281)
September-2005@ $105.00*	(38)	(15,438)
September-2005@ $106.00*	(168)	(97,125)
U.S. Treasury Bonds
June-2005@ $108.00*	(504)	(181,125)

		(947,219)

Total Options Written (-0.0%) (Premiums Received $1,172,239)		(995,158)

Total Investments before Securities Sold Short (118.7%) (Cost/Amortized Cost $2,258,832,224)		2,250,926,505

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-1.7%)
Federal Home Loan Mortgage Corp.
4.00%, 1/15/20 TBA	$(1,300,000)	(1,243,531)
4.50%, 1/15/20 TBA	(200,000)	(195,750)
6.00%, 1/15/35 TBA	(400,000)	(409,250)
Federal National Mortgage Association
5.50%, 1/25/20 TBA	(9,100,000)	(9,270,625)
5.50%, 4/15/35 TBA	(20,100,000)	(20,125,125)

Total Securities Sold Short (-1.7%) (Proceeds Recieved $31,366,277)		(31,244,281)

Total Investments after Options Written and Securities Sold Short (117.0%) (Cost/Amortized Cost $2,227,465,947)		2,219,682,224
Other Assets Less Liabilities (-17.0%)		(322,710,813)

Net Assets (100%)		$1,896,971,411

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,598,966 or 0.08% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $84,716,185 or 4.47% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default. Non-income producing.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(m)	Regulation S is an exmption for securities offering that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

CMO	—	Collaterized Mortgage Obligation
EUR	—	European Currency Unit
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
TBA	—	Security is subject to delayed delivery.

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Notes	626	June-05	$67,233,828	$67,040,687	$(193,141)
U.S. 10 Year Treasury Notes	267	June-05	29,379,867	29,173,922	(205,945)
U.S. Treasury Bonds	248	June-05	27,850,298	27,621,000	(229,298)
EURODollar	350	June-05	84,669,375	84,424,375	(245,000)
EURODollar	975	September-05	235,187,385	234,060,937	(1,126,448)
EURODollar	12	December-05	2,876,475	2,872,950	(3,525)
EURODollar	332	March-06	79,277,450	79,364,600	87,150

					(1,916,207)

Sales
U.S. 5 Year Treasury Notes	213	June-05	22,830,349	22,810,968	19,381

					$(1,896,826)

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Foreign Currency Buy Contracts
European Union, expiring 4/25/05	1,695	$2,189,860	$2,203,856	$13,996

Foreign Currency Sell Contracts
European Union, expiring 4/18/05	5,295	7,088,030	6,883,624	204,406
European Union, expiring 4/25/05	33,582	44,302,986	43,663,652	639,334
Japanese Yen, expiring 4/13/05	52,163	497,041	488,056	8,985

				852,725

				$866,721

AXA PREMIER VIP TRUST

AXA PREMIER VIP CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,221	$448,072
Options Written	33,552,914	1,172,239
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(1,221)	(448,072)
Options Exercised	—	—

Options Outstanding—March 31, 2005	33,552,914	$1,172,239

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$699,085,120
U.S. Government securities	3,071,748,294
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	591,355,879
U.S. Government securities	2,989,432,098

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,470,951
Aggregate gross unrealized depreciation	(16,073,488)

Net unrealized depreciation	$(9,602,537)

Federal income tax cost of investments	$2,261,524,173

At March 31, 2005, the Portfolio had loaned securities with a total value of $500,543,999. This was secured by collateral of $509,774,010 of which $145,643,106 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $364,130,904 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (0.6%)
Drug Retail (0.6%)
Rite Aid Corp.*^	399,500	$1,582,020

Total Consumer Staples		1,582,020

Health Care (94.0%)
Biotechnology (12.7%)
Abgenix, Inc.*^	26,600	186,200
Amgen, Inc.*	76,100	4,429,781
Amylin Pharmaceuticals, Inc.*^	61,900	1,082,631
Applera Corp.-Celera Genomics Group*	84,800	869,200
Biogen Idec, Inc.*	56,660	1,955,337
Cephalon, Inc.*	23,400	1,095,822
Ciphergen Biosystems, Inc.*^	75,100	208,027
Corgentech, Inc.*	18,100	41,992
Cubist Pharmaceuticals, Inc.*^	137,000	1,454,940
CV Therapeutics, Inc.*^	43,900	893,804
Cytokinetics, Inc.*^	25,100	164,656
Exelixis, Inc.*^	84,900	575,622
Gen-Probe, Inc.*^	38,730	1,725,809
Genentech, Inc.*	31,200	1,766,232
Genzyme Corp.*	52,100	2,982,204
Gilead Sciences, Inc.*	143,950	5,153,410
Human Genome Sciences, Inc.*	88,400	815,048
ICOS Corp.*^	18,300	411,018
Incyte Corp.*	63,800	435,754
Indevus Pharmaceuticals, Inc.*^	91,000	252,980
Isis Pharmaceuticals, Inc.*^	16,700	64,629
Millennium Pharmaceuticals, Inc.*	127,300	1,071,866
Nabi Biopharmaceuticals*^	35,400	441,792
NPS Pharmaceuticals, Inc.*^	23,600	297,832
Onyx Pharmaceuticals, Inc.*^	8,900	279,015
OSI Pharmaceuticals, Inc.*	33,100	1,368,354
Protein Design Labs, Inc.*^	151,400	2,420,886
Regeneron Pharmaceuticals, Inc.*^	54,600	279,006
Serono S.A., Class B	974	709,314
Telik, Inc.*^	5,000	75,400
Vion Pharmaceuticals, Inc.*^	125,050	356,392
Zymogenetics, Inc.*^	29,800	454,748

		34,319,701

Health Care Distributors (2.4%)
Andrx Corp.*	19,000	430,730
McKesson Corp.	99,179	3,744,007
QLT, Inc.*^	174,000	2,237,640

		6,412,377

Health Care Equipment (15.2%)
ATS Medical, Inc.*	54,700	199,655
Bard (C.R.), Inc.	27,140	1,847,691
Baxter International, Inc.	133,960	4,551,961
Beckman Coulter, Inc.	30,060	1,997,487
Becton, Dickinson & Co.	6,500	379,730
Biomet, Inc.	41,520	1,507,176
Biosite, Inc.*^	7,860	408,956
Boston Scientific Corp.*	85,050	2,491,115
Bruker BioSciences Corp.*^	122,100	429,792
Cytyc Corp.*	4,200	96,642
Dentsply International, Inc.	3,400	184,994
Epix Pharmaceuticals, Inc.*	11,000	77,000
Fisher Scientific International, Inc.*	27,510	1,565,869
Guidant Corp.	49,900	3,687,610
Hospira, Inc.*	45,860	1,479,902
Intralase Corp.*^	14,000	234,360
Kinetic Concepts, Inc.*^	30,990	1,848,554
Medtronic, Inc.	208,350	10,615,432
Nektar Therapeutics*	60,990	850,201
Olympus Corp.	38,000	$888,182
SonoSite, Inc.*^	44,300	1,150,914
St. Jude Medical, Inc.*	78,100	2,811,600
Terumo Corp.	18,000	543,568
Thermo Electron Corp.*	7,400	187,146
Varian Medical Systems, Inc.*	5,300	181,684
Varian, Inc.*	18,700	708,543
Waters Corp.*	5,200	186,108

		41,111,872

Health Care Facilities (3.2%)
Community Health Systems, Inc.*	103,830	3,624,705
HCA, Inc.	9,500	508,915
LifePoint Hospitals, Inc.*^	42,990	1,884,682
Triad Hospitals, Inc.*	49,000	2,454,900
Universal Health Services, Inc., Class B	4,700	246,280

		8,719,482

Health Care Services (2.5%)
Caremark Rx, Inc.*	23,500	934,830
Covance, Inc.*	15,710	747,953
DaVita, Inc.*	8,900	372,465
HMS Holdings Corp.*	55,000	407,000
Medco Health Solutions, Inc.*	24,870	1,232,806
NDCHealth Corp.^	124,900	1,995,902
Pharmaceutical Product Development, Inc.*^	24,400	1,182,180

		6,873,136

Health Care Supplies (1.0%)
Advanced Medical Optics, Inc.*	5,900	213,639
Edwards Lifesciences Corp.*	18,100	782,282
Smith & Nephew plc	92,840	872,767
Symmetry Medical, Inc.*	28,700	545,874
Vnus Medical Technologies, Inc.*^	17,900	207,282

		2,621,844

Managed Health Care (7.9%)
Aetna, Inc.	59,440	4,455,028
Health Net, Inc.*	63,700	2,083,627
PacifiCare Health Systems, Inc.*	132,290	7,529,947
UnitedHealth Group, Inc.	42,480	4,051,742
WellPoint, Inc.*	24,920	3,123,722

		21,244,066

Pharmaceuticals (49.1%)
Abbott Laboratories	202,290	9,430,760
Altana AG	2,500	158,882
Array Biopharma, Inc.*^	29,400	206,094
Astellas Pharma, Inc.	187,041	6,347,783
AstraZeneca plc (ADR)	132,500	5,237,725
AtheroGenics, Inc.*^	50,718	663,899
Bristol-Myers Squibb Co.	22,100	562,666
Daiichi Pharmaceutical Co., Ltd.	28,000	657,068
Eisai Co., Ltd.	231,300	7,871,466
Elan Corp. plc (ADR)*^	117,200	379,728
Eli Lilly & Co.	153,180	7,980,678
Forest Laboratories, Inc.*	170,290	6,292,215
GlaxoSmithKline plc	129,410	2,966,187
Impax Laboratories, Inc.*^	26,490	423,840
IVAX Corp.*	88,287	1,745,434
Johnson & Johnson	90,640	6,087,382
King Pharmaceuticals, Inc.*	129,200	1,073,652
Kyorin Pharmaceutical Co., Ltd.	43,000	610,668
Kyowa Hakko Kogyo Co. Ltd.	61,000	468,222
Medicines Co.*	43,800	992,508
Medicis Pharmaceutical Corp., Class A^	11,400	341,772
Merck & Co., Inc.	70,120	2,269,784
Merck KGaA*	2,800	202,002
MGI Pharma, Inc.*^	9,500	240,065

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
NitroMed, Inc.*	44,010	$761,813
Novartis AG (ADR)	34,700	1,623,266
Novartis AG (Registered)	141,718	6,634,671
Novo-Nordisk A/S, Class B	26,400	1,473,780
Pfizer, Inc.	623,930	16,390,641
Roche Holding AG	59,230	6,370,741
Sankyo Co., Ltd.	138,600	2,928,534
Sanofi-Aventis	67,076	5,670,755
Sanofi-Aventis (ADR)	71,024	3,007,156
Santen Pharmaceutical Co., Ltd.	6,500	139,772
Schering-Plough Corp.	318,800	5,786,220
Schwarz Pharma AG	15,334	677,580
Shionogi & Co., Ltd.	144,000	1,989,828
Shire Pharmaceuticals Group plc (ADR)	59,700	2,046,516
Takeda Pharmaceutical Co., Ltd.	33,300	1,590,903
UCB S.A.	18,471	896,138
Valeant Pharmaceuticals International	7,200	162,144
Watson Pharmaceuticals, Inc.*	44,500	1,367,485
Wyeth	231,400	9,760,452

		132,488,875

Total Health Care		253,791,353

Materials (0.3%)
Diversified Chemicals (0.3%)
Akzo Nobel N.V.	3,000	137,321
Akzo Nobel N.V. (ADR)	1,000	45,980
Bayer AG	23,626	782,991

Total Materials		966,292

Total Common Stocks (94.9%) (Cost $251,545,733)		256,339,665

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (1.9%)
Federal Home Loan Bank
2.55%, 4/1/05 (o)	$5,147,000	5,146,636

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPM Security Lending Collateral Investment Fund
2.80%, 4/1/05	347,088	347,088

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (8.1%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$530,840	530,840
ABN Amro Bank, Tokyo
2.99%, 6/20/05	510,423	510,423
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	916,596	916,596
Banc of America Securities LLC
2.81%, 5/3/05	1,122,932	1,122,932
Barclays London
2.69%, 4/7/05	204,169	204,169
2.72%, 5/11/05	1,531,290	1,531,290
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	408,741	408,741
Credit Agricole S.A.
2.94%, 6/14/05	510,423	510,423
Crown Point Capital Company LLC
2.76%, 5/9/05	$507,160	$507,160
Depfa Bank Europe plc
3.17%, 9/12/05	612,508	612,508
Depfa Bank N.Y.
2.84%, 5/16/05	510,423	510,423
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	1,442,798	1,442,798
Dexia Bank Paris
2.77%, 5/18/05	1,020,847	1,020,847
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	5,532,992	5,532,992
Hartford Life, Inc.
2.82%, 3/31/06	163,336	163,336
HBOS Treasury Services plc
2.89%, 6/7/05	709,352	709,352
HSBC Finance Corp.
2.68%, 4/4/05	81,335	81,335
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	71,459	71,459
Lloyds Bank plc London
2.75%, 4/15/05	1,020,847	1,020,847
Monumental Global Funding II
2.53%, 7/1/05 (l)	224,769	224,769
New York Life Insurance Co.
2.96%, 6/30/05	510,423	510,423
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	510,301	510,301
Park Granada LLC
2.73%, 4/7/05	307,213	307,213
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	489,571	489,571
Societe Generale Tokyo
2.81%, 5/2/05	510,423	510,423
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	510,423	510,423
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	408,339	408,339
Unicredito Italiano Milan
3.17%, 9/12/05	510,423	510,423
Washington Mutual Bank FA
2.82%, 5/16/05	490,254	490,254

Total Short-Term Investments of Cash Collateral for Securities Loaned		21,880,610

Time Deposit (2.9%)
JPMorgan Chase Nassau
2.24%, 4/1/05	7,708,364	7,708,364

Total Short-Term Debt Securities (13.0%) (Amortized Cost $35,082,698)		35,082,698

Total Investments (107.9%) (Cost/Amortized Cost $286,628,431)		291,422,363
Other Assets Less Liabilities (-7.9%)		(21,539,354)

Net Assets (100%)		$269,883,009

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$71,656,548
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	67,171,188

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,296,619
Aggregate gross unrealized depreciation	(18,053,200)

Net unrealized appreciation	$1,243,419

Federal income tax cost of investments	$290,178,944

At March 31, 2005, the Portfolio had loaned securities with a total value of $21,309,953. This was secured by collateral of $22,227,698 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $40 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.3%)
Asset Backed Securities (0.2%)
Invensys plc, Term B Loan Senior Credit
5.648%, 8/5/09 §(b)(l)	$86,538	$87,998
Qwest Corp., Term B Loan
6.950%, 6/30/10 §(b)	4,500,000	4,557,857

		4,645,855

Non-Agency (0.1%)
Centennial, Term B Loan
3.910%, 1/20/11 §(b)	1,354,167	1,377,653

Total Asset-Backed and Mortgage-Backed Securities		6,023,508

Consumer Discretionary (22.3%)
Auto Components (1.9%)
Arvin Capital I
9.500%, 2/1/27	2,000,000	2,080,000
ArvinMeritor, Inc.
8.750%, 3/1/12	3,160,000	3,286,400
Cooper Standard Automotive, Inc.
7.000%, 12/15/12 §	2,970,000	2,762,100
Delphi Corp.
6.500%, 5/1/09	1,225,000	1,101,989
6.500%, 8/15/13	925,000	760,227
Dura Operating Corp.
8.625%, 4/15/12	3,825,000	3,528,562
Goodyear Tire & Rubber Co.
7.440%, 9/30/07	5,000,000	5,028,125
HLI Operating Co., Inc.
10.500%, 6/15/10	2,884,000	2,682,120
Keystone Automotive Operations, Inc.
9.750%, 11/1/13	3,589,000	3,606,945
Meritor Automotive, Inc.
6.800%, 2/15/09	500,000	495,000
Tenneco Automotive, Inc.
10.250%, 7/15/13	3,800,000	4,237,000
8.625%, 11/15/14 §	1,275,000	1,239,938
TRW Automotive, Inc.
9.375%, 2/15/13	5,438,000	5,845,850
11.000%, 2/15/13	652,000	730,240

		37,384,496

Distributors (0.2%)
AmeriGas Partners LP
10.000%, 4/15/06	750,000	787,500
8.875%, 5/20/11	1,000,000	1,060,000
National Waterworks, Inc.
10.500%, 12/1/12	1,740,000	1,935,750

		3,783,250

Hotels, Restaurants & Leisure (5.9%)
Ameristar Casinos, Inc.
10.750%, 2/15/09	1,770,000	1,933,725
Argosy Gaming Co.
9.000%, 9/1/11	1,878,000	2,054,063
Boyd Gaming Corp.
7.750%, 12/15/12	4,020,000	4,210,950
Caesars Entertainment, Inc.
9.375%, 2/15/07	2,790,000	2,967,862
7.875%, 3/15/10	1,660,000	1,809,400
Choctaw Resort Development Enterprise
7.250%, 11/15/19 §	1,000,000	990,000
Gaylord Entertainment Co.
8.000%, 11/15/13	$2,555,000	$2,644,425
Harrah’s Operating Co., Inc.
7.875%, 12/15/05	1,815,000	1,851,300
Intrawest Corp.
7.500%, 10/15/13	5,125,000	5,137,812
Kerzner International Ltd.
8.875%, 8/15/11	1,609,000	1,725,653
Mandalay Resort Group
6.500%, 7/31/09	1,000,000	1,010,000
9.375%, 2/15/10	3,050,000	3,377,875
6.375%, 12/15/11	1,500,000	1,515,000
7.625%, 7/15/13	2,000,000	2,100,000
Series B
10.250%, 8/1/07	3,368,000	3,662,700
MGM Mirage, Inc.
9.750%, 6/1/07	1,500,000	1,612,500
6.750%, 8/1/07	2,000,000	2,035,000
6.000%, 10/1/09	6,150,000	6,065,437
8.375%, 2/1/11	4,948,000	5,343,840
Mohegan Tribal Gaming Authority
6.375%, 7/15/09	2,815,000	2,793,887
7.125%, 8/15/14	4,280,000	4,290,700
NCL Corp.
10.625%, 7/15/14 §	4,925,000	5,091,219
Penn National Gaming, Inc.
6.875%, 12/1/11	5,020,000	5,032,550
Riviera Casinos Corp.
11.000%, 6/15/10	4,753,000	5,252,065
Royal Caribbean Cruises Ltd.
8.000%, 5/15/10	1,390,000	1,527,263
8.750%, 2/2/11	3,050,000	3,465,562
Sbarro, Inc.
11.000%, 9/15/09	2,924,000	2,821,660
Seneca Gaming Corp.
7.250%, 5/1/12	6,300,000	6,268,500
Six Flags, Inc.
9.750%, 4/15/13	4,322,000	4,030,265
9.625%, 6/1/14	1,530,000	1,411,425
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	3,800,000	3,923,500
7.875%, 5/1/12	5,900,000	6,445,750
Station Casinos, Inc.
6.000%, 4/1/12	3,200,000	3,176,000
6.500%, 2/1/14	1,575,000	1,563,188
Turning Stone Casino Resort Enterprise
9.125%, 12/15/10 §	2,050,000	2,129,438
Vail Resorts, Inc.
6.750%, 2/15/14	3,190,000	3,126,200
Wynn Las Vegas LLC/Corp.
6.625%, 12/1/14 §	4,125,000	3,918,750

		118,315,464

Household Durables (1.3%)
D.R. Horton, Inc.
6.875%, 5/1/13	2,555,000	2,650,813
KB Home
7.750%, 2/1/10	2,815,000	2,959,826
Legrand Holding S.A.
10.500%, 2/15/13	2,950,000	3,333,500
Meritage Homes Corp.
6.250%, 3/15/15 §	6,090,000	5,724,600
Schuler Homes, Inc.
10.500%, 7/15/11	3,195,000	3,533,577
WCI Communities, Inc.
6.625%, 3/15/15 §	3,060,000	2,907,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
William Lyon Homes, Inc.
10.750%, 4/1/13		$4,900,000	$5,390,000

			26,499,316

Leisure Equipment & Products (0.2%)
Bombardier Recreational Products, Inc.
8.375%, 12/15/13		750,000	795,000
K2, Inc.
7.380%, 7/1/14		3,395,000	3,513,825

			4,308,825

Media (11.7%)
American Media Operations, Inc.
10.250%, 5/1/09		8,026,000	8,286,845
8.875%, 1/15/11		425,000	437,750
Cablevision Systems Corp.
8.000%, 4/15/12 §		9,435,000	9,694,462
Canwest Media, Inc.
10.625%, 5/15/11		3,395,000	3,700,550
8.000%, 9/15/12 §		2,970,000	3,125,925
CCO Holdings LLC/ CCO Holdings Capital Corp.
8.750%, 11/15/13		5,400,000	5,400,000
CF Cable TV, Inc.
9.125%, 7/15/07		1,400,000	1,420,598
Charter Communications Holdings LLC
0.000%, 5/15/11 (e)		28,503,000	19,667,070
0.000%, 1/15/12 (e)		1,835,000	1,146,875
Term Loan
11.750%, 1/15/10 §(b)		1,741,250	1,749,023
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12 §		1,800,000	1,791,000
8.375%, 4/30/14 §		1,500,000	1,507,500
Corus Entertainment, Inc.
8.750%, 3/1/12		1,520,000	1,630,200
CSC Holdings, Inc.
7.250%, 7/15/08		3,765,000	3,859,125
8.125%, 7/15/09		3,980,000	4,198,900
8.125%, 8/15/09		1,185,000	1,250,175
7.625%, 4/1/11		4,650,000	4,836,000
6.750%, 4/15/12 §		7,165,000	7,111,262
Dex Media East LLC Finance Co.
9.875%, 11/15/09		1,035,000	1,138,500
12.125%, 11/15/12		1,464,000	1,734,840
Dex Media West LLC/Dex Media Finance Co.
8.500%, 8/15/10		4,315,000	4,606,263
9.875%, 8/15/13		8,757,000	9,764,055
Dex Media, Inc.
8.000%, 11/15/13		3,655,000	3,782,925
DirecTV Holdings LLC
8.375%, 3/15/13		5,977,000	6,470,102
Echostar DBS Corp.
5.750%, 10/1/08		4,525,000	4,457,125
6.375%, 10/1/11		2,330,000	2,283,400
6.625%, 10/1/14 §		2,000,000	1,932,500
Inmarsat Finance plc
7.625%, 6/30/12		4,555,000	4,532,225
0.000%, 11/15/12 (e)		3,590,000	2,530,950
Term B Loan
4.111%, 10/10/10 §(b)(l)		1,833,396	1,840,142
Term C Loan
4.611%, 10/10/11 §(b)(l)		1,837,676	1,851,655
Innova S. de R.L.
9.375%, 9/19/13		5,255,000	5,819,913
Insight Communications Co., Inc.
12.500%, 2/15/11 (e)		$5,200,000	$5,174,000
Intelsat Bermuda Ltd.
7.794%, 1/15/12 §(l)		2,025,000	2,055,375
8.250%, 1/15/13 §		2,050,000	2,070,500
8.625%, 1/15/15 §		4,375,000	4,462,500
Iridium LLC/Capital Corp.
10.875%, 7/15/05 (h)		5,000,000	850,000
14.000%, 7/15/05 (h)		12,000,000	2,040,000
Lighthouse International Co S.A.
8.000%, 4/30/14	EUR	1,000,000	1,312,646
8.000%, 4/30/14 §(b)		$4,405,000	6,049,735
Mediacom Broadband LLC
11.000%, 7/15/13		6,065,000	6,489,550
PanAmSat Corp.
5.450%, 8/20/09		1,617,352	1,626,725
9.000%, 8/15/14		4,230,000	4,462,650
PanAmSat Holding Corp.
9.640%, 11/1/14 §(e)		11,765,000	7,647,250
Paxson Communications Corp.
10.750%, 7/15/08		2,824,000	2,802,820
11.140%, 1/15/09 (e)		1,970,000	1,832,100
Primedia, Inc.
8.164%, 5/15/10 (l)		400,000	424,000
8.875%, 5/15/11		2,090,000	2,178,825
8.000%, 5/15/13		6,395,000	6,522,900
Quebecor Media, Inc.
11.125%, 7/15/11		3,795,000	4,193,475
Radio One, Inc.
8.875%, 7/1/11		1,395,000	1,492,650
Rogers Cable, Inc.
6.750%, 3/15/15		10,080,000	9,928,800
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11		3,890,000	4,084,500
Telenet Communications N.V.
9.000%, 12/15/13 §		2,500,000	3,614,651
WDAC Subsidiary Corp.
8.375%, 12/1/14 §		6,455,000	6,003,150
WMG Holdings Corp.
0.000%, 12/15/14 §(e)		12,000,000	8,280,000
Young Broadcasting, Inc.
8.500%, 12/15/08		4,150,000	4,347,125
10.000%, 3/1/11		213,000	217,793

			233,721,575

Multiline Retail (0.1%)
J.C. Penney Co., Inc.
8.000%, 3/1/10		2,300,000	2,300,000
Saks, Inc.
8.250%, 11/15/08		714	753

			2,300,753

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
8.000%, 3/15/14		2,007,000	1,946,790
Toys R US, Inc.
7.625%, 8/1/11		3,450,000	3,243,000
7.875%, 4/15/13		875,000	780,938
United Auto Group, Inc.
9.625%, 3/15/12		1,068,000	1,126,740

			7,097,468

Textiles, Apparel & Luxury Goods (0.7%)
Broder Brothers Co.
11.250%, 10/15/10		3,570,000	3,909,150
11.250%, 10/15/10 §		1,328,000	1,454,160
Levi Strauss & Co.
7.730%, 4/1/12 §(b)(l)		3,465,000	3,404,363
Simmons Bedding Co.
7.875%, 1/15/14		1,645,000	1,677,900

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
10.000%, 12/15/14 §(b)(e)	$3,510,000	$2,193,750
St. John Knits International, Inc.
12.500%, 7/1/09	1,245,000	1,327,481

		13,966,804

Total Consumer Discretionary		447,377,951

Consumer Staples (3.6%)
Food & Staples Retailing (1.7%)
Ahold Finance USA, Inc.
8.250%, 7/15/10	4,200,000	4,609,500
Domino’s, Inc.
8.250%, 7/1/11	1,082,000	1,130,690
Duane Reade, Inc.
9.750%, 8/1/11	7,105,000	6,252,400
Ingles Markets, Inc.
8.875%, 12/1/11	3,600,000	3,690,000
Rite Aid Corp.
11.250%, 7/1/08	1,919,000	2,043,735
9.500%, 2/15/11	2,110,000	2,236,600
7.500%, 1/15/15 §	2,540,000	2,438,400
Roundy’s, Inc.
8.875%, 6/15/12	6,510,000	6,965,700
Stater Brothers Holdings
8.125%, 6/15/12	4,995,000	4,820,175

		34,187,200

Food Products (0.2%)
Del Monte Corp.
8.625%, 12/15/12	1,700,000	1,840,250
Dole Foods Co.
8.625%, 5/1/09	1,415,000	1,485,750
8.875%, 3/15/11	530,162	569,924
Merisant Co.
10.250%, 7/15/13 §	160,000	137,600

		4,033,524

Household Products (1.0%)
Johnsondiversey, Inc.
9.625%, 5/15/12	1,735,000	1,865,125
Jostens, Inc.
12.750%, 5/1/10	3,065,000	3,279,550
Rayovac Corp.
8.500%, 10/1/13	1,925,000	1,982,750
7.375%, 2/1/15 §	11,390,000	10,905,925
Vitro Envases Norteamerica
10.750%, 7/23/11 §	2,520,000	2,570,400

		20,603,750

Personal Products (0.2%)
Playtex Products, Inc.
8.000%, 3/1/11	2,865,000	3,087,037

Tobacco (0.5%)
Commonwealth Brands, Inc.
9.750%, 4/15/08 §	750,000	802,500
10.625%, 9/1/08 §(b)	2,750,000	2,942,500
Dimon, Inc.
9.625%, 10/15/11	2,185,000	2,466,319
7.750%, 6/1/13	2,140,000	2,396,800
North Atlantic Holding Co., Inc.
0.000%, 3/1/14 (e)	2,535,000	481,650
North Atlantic Trading Co.
9.250%, 3/1/12	750,000	562,500

		9,652,269

Total Consumer Staples		71,563,780

Energy (7.1%)
Energy Equipment & Services (0.9%)
Grant Prideco, Inc.
9.000%, 12/15/09	1,640,000	1,771,200
Hanover Compressor Co.
9.000%, 6/1/14	$1,500,000	$1,605,000
Hanover Equipment Trust, Series 01-A
8.500%, 9/1/08	5,520,000	5,754,600
Newpark Resources, Inc.
8.625%, 12/15/07	2,000,000	1,980,000
Pride International, Inc.
7.375%, 7/15/14	3,325,000	3,524,500
SESI LLC
8.875%, 5/15/11	2,160,000	2,305,800
Universal Compression, Inc.
7.250%, 5/15/10	1,085,000	1,109,412

		18,050,512

Oil & Gas (6.2%)
Amerada Hess Corp.
7.125%, 3/15/33	8,500,000	9,452,153
Belden & Blake Corp.
8.750%, 7/15/12	4,230,000	4,198,275
Chesapeake Energy Corp.
8.125%, 4/1/11	505,714	536,057
9.000%, 8/15/12	630,000	695,363
7.500%, 9/15/13	1,900,000	2,004,500
7.500%, 6/15/14	1,000,000	1,057,500
7.000%, 8/15/14	2,250,000	2,317,500
7.750%, 1/15/15	765,000	808,988
6.875%, 1/15/16	2,570,000	2,595,700
El Paso Corp.
4.957%, 11/22/09 (l)	1,500,000	1,517,579
5.107%, 11/22/09 (l)	2,490,000	2,522,681
6.750%, 5/15/09	1,200,000	1,170,000
7.875%, 6/15/12	3,900,000	3,880,500
7.375%, 12/15/12	4,700,000	4,547,250
El Paso Natural Gas Co.
7.625%, 8/1/10	5,175,000	5,426,567
Encore Acquisition Co.
6.250%, 4/15/14	1,900,000	1,900,000
Enterprise Products Operating LP
5.600%, 10/15/14	5,010,000	4,944,519
Exco Resources, Inc.
7.250%, 1/15/11	3,760,000	3,816,400
Ferrellgas LP
6.750%, 5/1/14	4,210,000	4,104,750
Ferrellgas Partners LP
8.750%, 6/15/12	1,950,000	2,028,000
Gaz Capital S.A.
8.625%, 4/28/34 §	375,000	417,188
Hilcorp Energy I LP/Hilcorp Finance Co.
10.500%, 9/1/10 §	6,795,000	7,542,450
Kerr McGee Corp.
6.880%, 9/15/11	2,795,000	2,989,076
Petro Stopping Centers LP/Petro Financial Corp.
9.000%, 2/15/12	2,222,000	2,288,660
Plains Exploration & Production Co.
7.125%, 6/15/14	2,075,000	2,168,375
Premcor Refining Group, Inc.
9.500%, 2/1/13	1,045,000	1,167,787
6.750%, 5/1/14	850,000	850,000
7.500%, 6/15/15	780,000	801,450
Tengizchevroil Finace Co.
6.124%, 11/15/14 §	1,790,000	1,772,100
Transmontaigne, Inc.
9.125%, 6/1/10	2,930,000	3,105,800

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Valero Energy Corp.
7.800%, 6/14/10		$1,000,000	$1,012,500
Vintage Petroleum, Inc.
7.875%, 5/15/11		3,550,000	3,763,000
8.250%, 5/1/12		950,000	1,028,375
Williams Cos., Inc.
8.130%, 3/15/12		750,000	821,250
7.625%, 7/15/19		9,805,000	10,613,912
7.875%, 9/1/21		18,935,000	20,639,150
8.750%, 3/15/32		3,200,000	3,800,000

			124,305,355

Total Energy			142,355,867

Financials (10.2%)
Capital Markets (0.4%)
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14 §		4,242,000	4,835,880
Refco Finance Holdings LLC
9.000%, 8/1/12 §		2,900,000	3,074,000

			7,909,880

Commercial Banks (0.4%)
Riggs Capital Trust
8.625%, 12/31/26 §(h)		1,000,000	1,120,000
Series A
8.625%, 12/31/26 (h)		2,735,000	3,063,200
Riggs Capital Trust II, Series C
8.875%, 3/15/27		1,900,000	2,128,000
Western Financial Bank
9.625%, 5/15/12		1,400,000	1,554,000

			7,865,200

Diversified Financial Services (6.5%)
AES Ironwood LLC
8.857%, 11/30/25		6,758,417	7,772,180
Affinia Group, Inc.
9.000%, 11/30/14 §		1,520,000	1,406,000
Bluewater Finance Ltd.
10.250%, 2/15/12		4,025,000	4,367,125
Borden U.S. Finance Corp./Nova Scotia Finance ULC
9.000%, 7/15/14 §		500,000	540,000
Citibank Global Market Deutschland
9.250%, 4/19/14		4,890,000	5,016,651
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
7.500%, 12/15/13		2,373,000	2,491,650
Dow Jones & Co., Inc.
7.750%, 12/29/09 §		25,916,000	25,300,495
Eircom Funding
8.250%, 8/15/13		4,290,000	4,665,375
8.250%, 8/15/13	EUR	3,000,000	4,405,813
H&E Equipment Services LLC
11.125%, 6/15/12		$6,693,000	7,529,625
Huntsman Advanced Materials LLC
11.000%, 7/15/10 §		2,555,000	2,931,862
Jostens IH Corp.
7.625%, 10/1/12 §		4,565,000	4,519,350
JSG Funding plc
10.125%, 10/1/12		1,350,000	1,938,753
KRATON Polymers LLC/Capital Corp.
8.125%, 1/15/14 §		1,875,000	1,776,563
MDP Acquisitions plc
9.625%, 10/1/12		9,775,000	10,508,125
Rainbow National Services LLC
8.750%, 9/1/12 §		3,665,000	3,939,875
10.375%, 9/1/14 §		3,490,000	3,900,075
Sensus Metering Systems, Inc.
8.625%, 12/15/13		$5,410,000	$5,531,725
Target Return Index Securities Trust, Series HY-04-1
8.211%, 8/1/15 §(l)		12,225,208	12,698,935
UGS Corp.
10.000%, 6/1/12 §		1,550,000	1,712,750
Universal City Development Partners
11.750%, 4/1/10		7,260,000	8,276,400
Universal City Florida Holding Co. I/II
7.490%, 5/1/10 §(l)		1,500,000	1,552,500
8.375%, 5/1/10 §		1,105,000	1,127,100
Valor Telecommunications Enterprises
7.750%, 2/15/15 §		5,000,000	4,975,000
Williams Holdings of Delaware
6.250%, 2/1/06		1,000,000	1,016,250

			129,900,177

Insurance (1.6%)
Crum & Forster Holdings Corp.
10.375%, 6/15/13		1,445,000	1,618,400
Fairfax Financial Holdings Ltd.
7.750%, 4/26/12		5,815,000	5,611,475
8.250%, 10/1/15		3,263,000	3,165,110
7.375%, 4/15/18		3,083,000	2,743,870
7.750%, 7/15/37		508,000	431,800
Liberty Mutual Group
5.750%, 3/15/14 §(b)		5,095,000	5,007,605
Markel Capital Trust I, Series B
8.710%, 1/1/46		4,880,000	5,209,864
PXRE Capital Trust I
8.850%, 2/1/27		2,202,000	2,290,080
Royal & Sun Alliance Insurance Group plc
8.950%, 10/15/29		4,770,000	6,074,194

			32,152,398

Real Estate (1.3%)
Forest City Enterprises, Inc.
7.625%, 6/1/15		1,650,000	1,761,375
6.500%, 2/1/17		750,000	757,500
General Growth Properties, Inc.
5.160%, 11/12/07 (l)		9,000,000	9,078,750
8.000%, 11/12/08 §(b)(l)		1,000,000	1,016,364
Host Marriott LP (REIT)
9.500%, 1/15/07		3,703,000	3,906,665
9.250%, 10/1/07		860,000	920,200
iStar Financial, Inc. (REIT)
7.000%, 3/15/08		915,000	969,499
6.000%, 12/15/10		1,700,000	1,752,418
La Quinta Properties, Inc. (REIT)
8.875%, 3/15/11		2,645,000	2,856,600
7.000%, 8/15/12		1,500,000	1,518,750
Ventas Realty LP Capital Corp. (REIT)
8.750%, 5/1/09		1,850,000	2,011,875

			26,549,996

Total Financials			204,377,651

Government Securities (3.8%)
Foreign Governments (3.8%)
Federative Republic of Brazil
10.000%, 8/7/11		1,600,000	1,728,000
11.000%, 1/11/12		400,000	452,000
3.125%, 4/15/12 (l)		11,647,152	10,934,346
8.000%, 4/15/14		14,221,882	14,079,663
10.500%, 7/14/14		5,300,000	5,803,500

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount		Value (Note 1)
Republic of Guatemala
9.250%, 8/1/13		$1,525,000	$1,723,250
Republic of Panama
9.625%, 2/8/11		3,400,000	3,890,450
9.375%, 7/23/12		2,000,000	2,260,000
9.375%, 7/23/12		2,420,000	2,756,501
9.375%, 4/1/29		150,000	169,883
Republic of Peru
9.125%, 1/15/08		525,000	572,250
9.125%, 2/21/12		6,650,000	7,481,250
9.875%, 2/6/15		850,000	981,750
5.000%, 3/7/17 (l)		1,485,000	1,358,775
5.000%, 3/7/17 (l)		361,250	337,769
Russian Federation
8.250%, 3/31/10		2,000,000	2,154,200
11.000%, 7/24/18		2,000,000	2,764,200
5.000%, 3/31/30 §(e)		11,625,000	11,909,813
Ukraine Government International Bond
11.000%, 3/15/07		448,020	480,725
6.875%, 3/4/11 §		1,200,000	1,230,000
6.875%, 3/4/11 §(b)		1,300,000	1,330,160
7.650%, 6/11/13		525,000	558,600

Total Government Securities			74,957,085

Health Care (6.8%)
Health Care Equipment & Supplies (1.4%)
Fisher Scientific International, Inc.
8.000%, 9/1/13		1,000,000	1,087,500
6.750%, 8/15/14 §		2,800,000	2,842,000
Fresenius Medical Care Capital Tranche II
7.875%, 2/1/08		8,120,000	8,515,850
Tranche V
7.375%, 6/15/11	EUR	1,000,000	1,479,976
Rotech Healthcare, Inc.
9.500%, 4/1/12		$6,000,000	6,450,000
Universal Hospital Services, Inc.
10.125%, 11/1/11		3,445,000	3,531,125
VWR International, Inc.
6.875%, 4/15/12		3,850,000	3,859,625

			27,766,076

Health Care Providers & Services (5.3%)
Alderwoods Group, Inc.
7.750%, 9/15/12 §		2,425,000	2,479,563
Community Health Systems, Inc.
6.500%, 12/15/12 §		1,700,000	1,657,500
Concentra Operating Corp.
9.500%, 8/15/10		1,130,000	1,209,100
9.125%, 6/1/12		2,280,000	2,416,800
Coventry Health Care, Inc.
5.875%, 1/15/12 §		1,635,000	1,635,000
6.125%, 1/15/15 §		1,805,000	1,802,744
DaVita, Inc.
6.630%, 3/15/13 §		1,800,000	1,782,000
7.250%, 3/15/15 §		8,105,000	7,942,900
Extendicare Health Services, Inc.
9.500%, 7/1/10		3,694,000	4,040,313
Genesis Health Care Corp.
8.000%, 10/15/13		2,430,000	2,648,700
Hanger Orthopedic Group, Inc.
10.375%, 2/15/09		4,625,000	4,590,312
HCA, Inc.
5.500%, 12/1/09		575,000	568,554
7.875%, 2/1/11		3,575,000	3,867,803
6.300%, 10/1/12		776,000	775,260
6.250%, 2/15/13		3,500,000	3,472,721
6.750%, 7/15/13		1,625,000	1,664,460
6.375%, 1/15/15		$10,125,000	$10,050,500
IASIS Healthcare Capital Corp.
8.750%, 6/15/14		4,130,000	4,305,525
PacifiCare Health Systems, Inc.
10.750%, 6/1/09		2,716,000	3,001,180
Select Medical Corp.
7.625%, 2/1/15 §		7,240,000	7,240,000
Service Corp. International
6.500%, 3/15/08		5,886,000	5,900,715
7.700%, 4/15/09		1,212,000	1,248,360
6.750%, 4/1/16		2,185,000	2,097,600
Stewart Enterprises, Inc.
6.250%, 2/15/13 §		4,030,000	3,909,100
Tenet Healthcare Corp.
6.375%, 12/1/11		850,000	784,125
6.500%, 6/1/12		1,900,000	1,748,000
7.375%, 2/1/13		5,725,000	5,395,812
9.875%, 7/1/14 §		1,850,000	1,924,000
Triad Hospitals, Inc.
7.000%, 5/15/12		2,500,000	2,525,000
7.000%, 11/15/13		7,450,000	7,319,625
Vanguard Health Holding Co. I LLC
0.000%, 10/1/15 (e)		7,800,000	5,206,500

			105,209,772

Pharmaceuticals (0.1%)
Warner Chilcott plc, Term B Loan
5.690%, 1/18/12 (l)		1,573,214	1,588,160
Term C Loan
5.690%, 1/18/12 (l)		633,929	639,951
Term D Loan
5.690%, 1/18/12 (l)		292,857	295,639

			2,523,750

Total Health Care			135,499,598

Industrials (7.9%)
Aerospace & Defense (0.9%)
Armor Holdings, Inc.
8.250%, 8/15/13		1,500,000	1,616,250
Aviall, Inc.
7.625%, 7/1/11		3,300,000	3,432,000
Bombardier, Inc.
6.300%, 5/1/14 §		3,600,000	3,024,000
DRS Technologies, Inc.
6.875%, 11/1/13		2,400,000	2,400,000
L-3 Communications Corp.
5.875%, 1/15/15		3,495,000	3,355,200
Sequa Corp.
8.875%, 4/1/08		200,000	210,000
9.000%, 8/1/09		3,998,000	4,277,860

			18,315,310

Airlines (0.8%)
ATA Airlines, Inc.
6.990%, 4/15/16 §(h)		4,135,201	3,638,977
Continental Airlines, Inc.
7.056%, 3/15/11		1,800,000	1,798,038
6.545%, 2/2/19		2,059,393	2,007,933
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15		1,559,289	1,304,133
Delta Air Lines, Inc., Series 00-1
7.379%, 5/18/10		578,860	554,797
7.570%, 11/18/10		2,200,000	2,050,644
Northwest Airlines Corp.
6.841%, 4/1/11		1,000,000	988,896

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
6.810%, 2/1/20	$1,572,256	$1,436,743
United Air Lines, Inc.
7.730%, 7/1/10 (h)	1,299,337	1,196,362
Series 00-1
7.783%, 7/1/15 (h)	846,318	773,408
Series 00-2
7.186%, 4/1/11 (h)	981,577	919,443

		16,669,374

Building Products (1.0%)
Associated Materials, Inc.
0.000%, 3/1/14 (e)	8,400,000	5,838,000
Dayton Superior Corp.
10.750%, 9/15/08	3,045,000	2,984,100
13.000%, 6/15/09	2,210,000	1,989,000
Goodman Global Holdings Co., Inc.
7.875%, 12/15/12 §	4,815,000	4,405,725
M/I Homes, Inc.
6.875%, 4/1/12 §(b)	3,840,000	3,801,600

		19,018,425

Commercial Services & Supplies (1.1%)
Allied Waste North America
6.500%, 11/15/10	2,525,000	2,449,250
6.375%, 4/15/11	6,985,000	6,496,050
7.875%, 4/15/13	1,350,000	1,346,625
7.250%, 3/15/15 §	2,075,000	1,971,250
Allied Waste North America, Series B
8.875%, 4/1/08	2,062,000	2,131,592
8.500%, 12/1/08	1,987,000	2,036,675
5.750%, 2/15/11	1,250,000	1,137,500
9.250%, 9/1/12	1,125,000	1,203,750
Cenveo Corp.
9.625%, 3/15/12	2,495,000	2,657,175
Corrections Corp. of America
7.500%, 5/1/11	250,000	253,125

		21,682,992

Electrical Equipment (0.5%)
Dresser, Inc.
9.375%, 4/15/11	4,800,000	5,088,000
Term Loan
5.420%, 3/1/10 §(b)(l)	2,000,000	2,038,334
Trimas Corp.
9.875%, 6/15/12	3,265,000	3,330,300

		10,456,634

Industrial Conglomerates (1.0%)
Amsted Industries, Inc.
10.250%, 10/15/11 §	2,830,000	3,084,700
Reddy Ice Group, Inc.
8.875%, 8/1/11	3,200,000	3,560,000
SCG Holding Corp.
(Zero Coupon), 8/4/11 §	950,000	1,448,750
Transdigm, Inc.
8.375%, 7/15/11	3,300,000	3,386,625
Trinity Industries, Inc.
6.500%, 3/15/14	9,290,000	8,964,850

		20,444,925

Machinery (1.7%)
Case New Holland, Inc.
6.000%, 6/1/09 §	2,295,000	2,180,250
9.250%, 8/1/11 §	5,320,000	5,665,800
Dresser-Rand Group, Inc.
7.375%, 11/1/14 §	1,125,000	1,125,000
FastenTech, Inc.
12.500%, 5/1/11 §	2,875,000	3,090,625
Flowserve Corp.
12.250%, 8/15/10	2,050,000	2,229,375
Invensys plc
9.875%, 3/15/11 §(l)	$2,000,000	$2,035,000
Term B Loan
5.520%, 9/5/09 §(b)(l)	911,384	926,764
Term C Loan
6.778%, 12/5/09 §(b)(l)	1,000,000	1,026,250
Mueller Group, Inc.
10.000%, 5/1/12	2,955,000	3,191,400
Navistar International Corp.
6.250%, 3/1/12 §(b)	3,525,000	3,348,750
NMHG Holding Co.
10.000%, 5/15/09	1,378,000	1,484,795
Ormat Funding Corp.
8.250%, 12/30/20	3,281,145	3,297,550
Terex Corp.
10.375%, 4/1/11	3,000,000	3,262,500

		32,864,059

Marine (0.1%)
Horizon Lines LLC
9.000%, 11/1/12 §	2,360,000	2,513,400

Road & Rail (0.8%)
Quality Distribution LLC/QD Capital Corp.
9.000%, 11/15/10 §	6,150,000	5,965,500
United Rentals North America, Inc.
6.500%, 2/15/12	3,791,000	3,686,748
Williams Scotsman, Inc.
9.875%, 6/1/07	6,263,000	6,231,685

		15,883,933

Total Industrials		157,849,052

Information Technology (1.3%)
Communications Equipment (0.2%)
American Towers, Inc.
7.250%, 12/1/11	1,650,000	1,703,625
Nortel Networks Corp.
6.875%, 9/1/23	2,605,000	2,409,625

		4,113,250

Electronic Equipment & Instruments (0.5%)
Celestica, Inc.
7.875%, 7/1/11	5,535,000	5,604,187
Flextronics International Ltd.
6.500%, 5/15/13	4,435,000	4,401,738

		10,005,925

IT Services (0.1%)
Unisys Corp.
6.875%, 3/15/10	2,380,000	2,374,050

Semiconductors & Semiconductor Equipment (0.5%)
Amkor Technologies, Inc.
7.750%, 5/15/13	8,220,000	6,904,800
Freescale Semiconductor, Inc.
5.410%, 7/15/09 (l)	1,450,000	1,488,063
7.125%, 7/15/14	600,000	627,000

		9,019,863

Total Information Technology		25,513,088

Materials (9.4%)
Chemicals (2.7%)
Airgas, Inc.
6.250%, 7/15/14	4,225,000	4,214,437
Arco Chemical Co.
10.250%, 11/1/10	100,000	113,500
Brenntag AG
3.821%, 2/28/12 §(b)	3,500,000	3,550,313
Equistar Chemicals LP
10.125%, 9/1/08	5,335,000	5,895,175

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
8.750%, 2/15/09	$4,850,000	$5,201,625
10.625%, 5/1/11	3,115,000	3,496,588
Huntsman International LLC
9.875%, 3/1/09	65,000	70,200
10.125%, 7/1/09	3,459,000	3,597,360
Huntsman LLC
12.000%, 7/15/12 §	2,734,000	3,198,780
Idacorp, Inc.
6.220%, 4/30/11	3,043,831	3,084,414
IMC Global, Inc.
10.875%, 6/1/08	93,000	106,485
ISP ChemCo
10.250%, 7/1/11	4,400,000	4,763,000
ISP Holdings, Inc.
10.625%, 12/15/09	1,200,000	1,284,000
Lyondell Chemical Co.
9.875%, 5/1/07	250,000	256,250
Nalco Co.
7.750%, 11/15/11	4,100,000	4,264,000
8.875%, 11/15/13	1,650,000	1,765,500
Pliant Corp.
11.125%, 9/1/09	515,000	515,000
13.000%, 6/1/10	742,000	626,990
13.000%, 6/1/10	5,080,000	4,292,600
Westlake Chemical Corp.
8.750%, 7/15/11	3,213,000	3,514,219

		53,810,436

Containers & Packaging (3.1%)
Amtrol, Inc.
10.625%, 12/31/06	5,348,000	4,692,870
Berry Plastics Corp.
10.750%, 7/15/12	1,630,000	1,837,825
Crown European Holdings S.A.
9.500%, 3/1/11	8,195,000	8,994,013
10.875%, 3/1/13	1,200,000	1,392,000
Graphic Packaging International Corp.
9.500%, 8/15/13	4,890,000	5,183,400
Greif Brothers Corp.
8.875%, 8/1/12	1,905,000	2,057,400
Jefferson Smurfit Corp.
8.250%, 10/1/12	130,000	133,575
7.500%, 6/1/13	300,000	298,500
Kappa Beheer BV
10.625%, 7/15/09	2,150,000	2,262,875
Norampac, Inc.
6.750%, 6/1/13	4,200,000	4,273,500
Owens-Brockway
6.750%, 12/1/14 §	2,000,000	1,960,000
Owens-Brockway Glass Containers
8.875%, 2/15/09	8,430,000	8,999,025
7.750%, 5/15/11	1,760,000	1,843,600
8.750%, 11/15/12	4,150,000	4,533,875
8.250%, 5/15/13	1,550,000	1,639,125
Russell-Stanley Holdings, Inc. (PIK)
9.000%, 11/30/08 †§	1,786,765	303,750
Smurfit-Stone Container Corp.
9.250%, 2/1/08	1,440,000	1,533,600
9.750%, 2/1/11	5,273,000	5,642,110
8.375%, 7/1/12	1,000,000	1,032,500
Stone Container Finance
7.375%, 7/15/14	1,350,000	1,336,500
Tekni-plex Inc., Class B
12.750%, 6/15/10	2,115,000	1,766,025

		61,716,068

Metals & Mining (1.6%)
AK Steel Corp.
7.875%, 2/15/09	$3,075,000	$3,013,500
Compass Minerals Group, Inc.
10.000%, 8/15/11	1,270,000	1,381,125
Foundation PA Coal Co.
7.250%, 8/1/14	450,000	456,750
Freeport-McMoRan Copper & Gold, Inc.
10.125%, 2/1/10	1,170,000	1,298,700
International Steel Group, Inc.
6.500%, 4/15/14	4,411,000	4,499,220
Ispat Inland ULC
9.750%, 4/1/14	3,200,000	3,744,000
Novelis, Inc.
7.250%, 2/15/15 §	4,000,000	3,920,000
Peabody Energy Corp.
6.875%, 3/15/13	5,850,000	6,025,500
5.875%, 4/15/16	6,150,000	5,934,750
Russel Metals, Inc.
6.375%, 3/1/14	2,830,000	2,745,100

		33,018,645

Paper & Forest Products (2.0%)
Abitibi-Consolidated Finance LP
7.875%, 8/1/09	50,000	49,875
Abitibi-Consolidated, Inc.
6.950%, 12/15/06	1,250,000	1,256,250
6.950%, 4/1/08	900,000	886,500
5.250%, 6/20/08	825,000	771,375
8.550%, 8/1/10	2,475,000	2,512,125
8.375%, 4/1/15	3,950,000	3,841,375
7.500%, 4/1/28	2,200,000	1,864,500
8.850%, 8/1/30	3,100,000	2,906,250
Boise Cascade LLC
7.125%, 10/15/14 §	1,950,000	1,974,375
Bowater Canada Finance
7.950%, 11/15/11	2,350,000	2,438,125
Georgia-Pacific Corp.
9.375%, 2/1/13	4,175,000	4,665,562
8.000%, 1/15/14	2,000,000	2,180,000
7.700%, 6/15/15	1,900,000	2,082,875
8.000%, 1/15/24	5,080,000	5,664,200
7.375%, 12/1/25	3,200,000	3,344,000
7.250%, 6/1/28	1,000,000	1,030,000
8.875%, 5/15/31	2,220,000	2,675,100

		40,142,487

Total Materials		188,687,636

Telecommunication Services (12.1%)
Communications Equipment (0.1%)
Lucent Technologies, Inc.
6.500%, 1/15/28	1,505,000	1,290,537
6.450%, 3/15/29	1,085,000	935,813

		2,226,350

Diversified Telecommunication Services (8.0%)
AT&T Corp.
9.050%, 11/15/11	6,500,000	7,385,625
9.750%, 11/15/31	1,625,000	1,982,500
Cincinnati Bell, Inc.
7.250%, 7/15/13	7,210,000	7,173,950
8.375%, 1/15/14	9,245,000	9,106,325
8.375%, 1/15/14 §	1,000,000	985,000
Citizens Communications Co.
6.250%, 1/15/13	8,825,000	8,295,500
Dresdner Bank (Kyivstar)
7.375%, 11/1/14 §	8,270,000	9,097,000

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/1/09	$5,015,000	$5,240,675
10.500%, 11/1/10	4,605,000	4,927,350
5.500%, 10/15/34	475,000	496,375
MCI, Inc.
6.908%, 5/1/07	8,175,000	8,318,062
7.688%, 5/1/09	11,519,000	11,979,760
8.735%, 5/1/14	3,100,000	3,410,000
MobiFon Holdings BV
12.500%, 7/31/10	7,895,000	9,641,769
Northwestern Bell Telephone
6.250%, 1/1/07	750,000	755,625
Qwest Capital Funding, Inc.
7.900%, 8/15/10	5,000,000	4,787,500
7.250%, 2/15/11	10,222,000	9,532,015
Qwest Communications International, Inc.
6.294%, 2/15/09 §(l)	3,000,000	3,022,500
7.500%, 2/15/11 §	7,900,000	7,722,250
7.750%, 2/15/14 §	7,455,000	7,287,263
Qwest Corp.
9.125%, 3/15/12 §	8,090,000	8,797,875
Qwest Services Corp.
14.000%, 12/15/10 §	15,177,000	17,567,377
Telcordia Technologies, Inc.
10.000%, 3/15/13 §(b)	2,635,000	2,615,238
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14 §	5,455,000	5,236,800
9.250%, 2/15/14	750,000	720,000
Time Warner Telecom, Inc.
10.125%, 2/1/11	2,100,000	2,026,500
Time Warner Telecomunications LLC
9.750%, 7/15/08	750,000	731,250

		158,842,084

Wireless Telecommunication Services (4.0%)
American Cellular Corp.
10.000%, 8/1/11	8,490,000	7,810,800
Centennial, Term B Loan
3.850%, 1/20/11 §(b)	195,833	199,230
3.910%, 2/9/11 §(b)(l)	937,500	953,760
Crown Castle International Corp.
9.375%, 8/1/11	650,000	706,875
10.750%, 8/1/11	1,700,000	1,814,750
Dobson Cellular Systems
8.375%, 11/1/11 §	3,150,000	3,213,000
Mobile Telesystems Finance S.A.
8.000%, 1/28/12 §	6,280,000	6,225,050
Nextel Communications, Inc.
6.875%, 10/31/13	14,265,000	14,871,262
5.950%, 3/15/14	2,280,000	2,268,600
7.375%, 8/1/15	3,950,000	4,172,188
Nextel Partners, Inc.
8.125%, 7/1/11	2,020,000	2,146,250
Rogers Wireless, Inc.
7.250%, 12/15/12	3,640,000	3,712,800
8.000%, 12/15/12	1,640,000	1,685,100
6.375%, 3/1/14	2,300,000	2,231,000
7.500%, 3/15/15	950,000	980,875
Rural Cellular Corp.
9.750%, 1/15/10	8,361,000	7,650,315
9.875%, 2/1/10	1,990,000	1,999,950
8.250%, 3/15/12	5,510,000	5,620,200
Triton PCS, Inc.
9.375%, 2/1/11	1,660,000	1,174,450
8.750%, 11/15/11	1,868,000	1,302,930
8.500%, 6/1/13	4,685,000	4,310,200
UBS Luxembourg S.A. (VIMPELCOM)
8.000%, 2/11/10 §	$2,250,000	$2,216,250
Western Wireless Corp.
9.250%, 7/15/13	2,945,000	3,357,300

		80,623,135

Total Telecommunication Services		241,691,569

Utilities (9.9%)
Distributors (0.2%)
Star Gas Partners/Finance Co.
10.300%, 2/15/13	3,270,000	3,024,750

Electric Utilities (3.9%)
Allegheny Energy, Inc.
7.750%, 8/1/05	3,385,000	3,410,388
5.190%, 3/8/11	2,732,408	2,768,271
Term C Loan
6.600%, 6/8/11 §(l)(b)	225,729	228,692
Aquila, Inc.
14.900%, 7/1/12	2,550,000	3,493,500
CMS Energy Corp.
8.900%, 7/15/08	1,475,000	1,583,781
7.500%, 1/15/09	4,375,000	4,506,250
7.750%, 8/1/10	2,550,000	2,658,375
2.875%, 12/1/24	700,000	776,125
DPL Capital Trust II
8.125%, 9/1/31	4,110,000	4,736,446
DPL, Inc.
6.875%, 9/1/11	4,265,000	4,531,430
Firstenergy Corp.
6.450%, 11/15/11	5,570,000	5,876,601
Homer City Funding LLC
8.137%, 10/1/19	588,000	645,330
Midwest Generation LLC
8.750%, 5/1/34	3,700,000	4,125,500
Series A
8.300%, 7/2/09	7,700,000	8,258,250
Series B
8.560%, 1/2/16	5,600,000	6,258,000
Term B Loan
4.380%, 4/27/11 §(b)(l) .	746,250	757,211
4.570%, 4/27/11 §(b)	711,273	721,720
MSW Energy Holdings II LLC/ MSW Energy Finance Co. II, Inc.
7.375%, 9/1/10	2,365,000	2,400,475
Nevada Power Co.
5.875%, 1/15/15 §	475,000	463,125
Reliant Resources, Inc.
5.169%, 4/30/10	2,307,692	2,333,654
5.285%, 4/30/10	192,308	194,471
Sierra Pacific Power Co.
6.250%, 4/15/12	2,950,000	2,994,250
TECO Energy, Inc.
10.500%, 12/1/07	4,000,000	4,490,000
7.500%, 6/15/10	1,370,000	1,459,050
7.000%, 5/1/12	3,220,000	3,360,875
Texas Genco Financing Corp. LLC
6.875%, 12/15/14 §	4,310,000	4,320,775
Tucson Electric Power Co., Term B Loan
4.800%, 3/25/09 §(b)(l)	1,000,000	1,008,333

		78,360,878

Gas Utilities (0.3%)
SEMCO Energy, Inc.
7.125%, 5/15/08	320,000	325,718
7.750%, 5/15/13	935,000	966,013

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Suburban Propane Partners
6.875%, 12/15/13 §	$1,500,000	$1,477,500
Suburban Propane Partners LP
6.875%, 12/15/13	2,575,000	2,536,375

		5,305,606

Multi-Utilities & Unregulated Power (5.3%)
AES Corp.
9.500%, 6/1/09
8.875%, 2/15/11	2,900,000	3,139,250
8.750%, 5/15/13 §	8,740,000	9,526,600
9.000%, 5/15/15 §	935,000	1,028,500
Calpine Corp.
8.500%, 7/15/10 §	6,885,000	5,404,725
Coastal Corp.
7.750%, 6/15/10	450,000	450,000
Colorado Interstate Gas Co.
6.850%, 6/15/37	1,000,000	1,014,739
Dynegy Holdings, Inc.
9.875%, 7/15/10 §	750,000	803,438
10.125%, 7/15/13 §	6,070,000	6,616,300
Dynegy-Roseton Danskamme
7.270%, 11/8/10	7,350,000	7,258,125
7.670%, 11/8/16	6,320,000	5,814,400
El Paso Production Holding Co.
7.750%, 6/1/13	7,375,000	7,467,187
Ipalco Enterprises, Inc.
8.375%, 11/14/08	1,700,000	1,853,000
7.625%, 11/14/11	2,050,000	2,352,375
Northwest Pipeline Corp.
8.125%, 3/1/10	1,505,000	1,610,350
NRG Energy, Inc.
8.000%, 12/15/13 §	9,517,000	10,064,227
PSEG Energy Holdings, Inc.
7.750%, 4/16/07	1,925,000	1,977,938
8.625%, 2/15/08	4,500,000	4,747,500
8.500%, 6/15/11	4,480,000	4,816,000
Reliant Energy Mid-Atlantic Power Holdings LLC
9.237%, 7/2/17	3,153,976	3,627,073
Reliant Energy, Inc.
9.250%, 7/15/10	1,250,000	1,337,500
9.500%, 7/15/13	6,010,000	6,535,875
6.750%, 12/15/14	6,410,000	5,977,325
Sonat, Inc.
7.625%, 7/15/11	3,000,000	2,962,500
South Point Energy Center LLC/Broad River Energy
8.400%, 5/30/12 §	3,757,694	3,494,655
Southern Natural Gas Co.
8.875%, 3/15/10	1,030,000	1,116,829
7.350%, 2/15/31	2,100,000	2,144,919
8.000%, 3/1/32	3,275,000	3,516,266

		106,657,596

Oil & Gas (0.2%)
El Paso CGP Co.
7.625%, 9/1/08	3,500,000	3,508,750
6.375%, 2/1/09	300,000	288,000

		3,796,750

Total Utilities		197,145,580

Total Long-Term Debt Securities (94.7%) (Cost $1,876,785,231)		1,893,042,365

CONVERTIBLE BONDS:
Consumer Discretionary (0.1%)
Media (0.1%)
Rogers Communications, Inc.
2.000%, 11/26/05	$1,100,000	$1,078,000

Total Consumer Discretionary		1,078,000

Telecommunication Services (0.0%)
Wireless Telecommunication Services (0.0%)
Nextel Communications, Inc.
5.250%, 1/15/10	1,050,000	1,076,250

Total Telecommunication Services		1,076,250

Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
AES Corp.
4.500%, 8/15/05	1,500,000	1,501,875

Total Utilities		1,501,875

Total Convertible Bonds (0.2%) (Cost $3,596,316)		3,656,125

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
RCN Corp*†	1,867	—

Total Consumer Discretionary		—

Materials (0.0%)
Containers & Packaging (0.0%)
Russell-Stanley Holdings, Inc.*†§(b)	200,000	—

Total Materials		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Versatel Telecom International N.V.*	92,251	207,417

Total Telecommunication Services		207,417

Total Common Stocks (0.0%) (Cost $—)		207,417

PREFERRED STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
Paxson Communications Corp. (PIK), 14.250%	337	2,291,600

Total Consumer Discretionary		2,291,600

Financials (0.5%)
Real Estate (0.5%)
Sovereign Real Estate Investment Corp. (REIT), 12.000% §	6,005	9,187,650

Total Financials		9,187,650

Total Preferred Stocks (0.6%) (Cost $10,470,127)		11,479,250

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANTS:
Materials (0.0%)
Chemicals (0.0%)
Pliant Corp., $0.01, expiring 6/1/10*§(b)	200	$2

Total Warrants (0.0%) (Cost $—)		2

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (1.9%)
Skandinaviska Enskilda Banken AB
2.93%, 6/9/05 §(p)	$2,100,000	2,088,114
Total Capital S.A.
0.00%, 4/1/05 §(p)	5,400,000	5,400,000
UBS Finance Delaware LLC
0.00%, 4/1/05 (p)	3,800,000	3,800,000
2.87%, 6/1/05 (p)	10,400,000	10,348,832
2.87%, 6/2/05 (p)	11,400,000	11,343,000
2.88%, 6/3/05 (p)	3,000,000	2,984,730
2.92%, 6/15/05 (p)	1,900,000	1,888,372

Total Commercial Paper		37,853,048

Government Securities (0.7%)
Federal Home Loan Bank (Zero Coupon), 4/1/05 (o)	13,500,000	13,500,000
U.S. Treasury Bills
2.68%, 6/16/05#(a)(o)	685,000	681,099

Total Government Securities		14,181,099

Time Deposit (0.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05	2,023,781	2,023,781

Total Short-Term Debt Securities (2.7%) (Amortized Cost $54,057,928)		54,057,928

Total Investments Before Options Written (98.2%) (Cost/Amortized Cost $1,944,909,602)		1,962,443,087

	Number of Contracts
OPTIONS WRITTEN:
Call Options (0.0%)
U.S. Treasury 10 Year Futures
June-2005@ $111.00*(d)	(81)	(31,875)
June-2005@ $112.00*(d)	(408)	(17,719)

		(49,594)

Put Options (0.0%)
U.S. Treasury 10 Year Futures
June-2005@ $106.00*	(89)	(9,734)
June-2005@ $107.00*	(400)	(81,250)

		(90,984)

Total Options Written (0.0%) (Premiums Received $246,045)		(140,578)

Total Investments (98.2%) (Cost/Amortized Cost $1,944,663,557)		1,962,302,509
Other Assets Less Liabilities (1.8%)		35,113,577

Net Assets (100%)		$1,997,416,086

*	Non-income producing.

†	Securities (totaling $303,750 or 0.02% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $471,201,706 or 23.59% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

#	All, or a portion of security held by broker as collateral for financial futures contracts.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid security.

(d)	Covered call option contracts written in connection with securities held.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

EUR — European Currency Unit

PIK — Payment-in-Kind Security

REIT — Real Estate Investment Trust

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Depreciation
EURODollar	227	September-05	$55,075,875	$54,494,187	$(581,688)

AXA PREMIER VIP TRUST

AXA PREMIER VIP HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

At March 31, 2005 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Amount (000’s)	Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union, expiring 4/18/05	313	$404,630	$406,907	$2,277
European Union, expiring 4/26/05	3,245	4,366,630	4,218,856	(147,774)

				(145,497)

Foreign Currency Sell Contracts
European Union, expiring 4/18/05	14,030	$18,780,937	$18,239,327	$541,610
European Union, expiring 4/25/05	1,054	1,390,487	1,370,421	20,066
European Union, expiring 4/26/05	3,245	4,303,521	4,218,856	84,665

				646,341

				$500,844

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	512	$226,080
Options Written	978	246,045
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(512)	(226,080)
Options Exercised	—	—

Options Outstanding—March 31, 2005	978	$246,045

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$329,671,815
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	230,675,402

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,881,432
Aggregate gross unrealized depreciation	(45,541,366)

Net unrealized appreciation	$15,340,066

Federal income tax cost of investments	$1,947,103,021

The Portfolio has a net capital loss carryforward of $328,196,144 of which $ 53,413,585 expires in the year 2007, $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009 and $91,978,211 expires in the year 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (1.3%)
BHP Billiton Ltd.	171,434	$2,369,791
BlueScope Steel Ltd.	182,070	1,225,310
Macquarie Airports^	696,300	1,761,297
Macquarie Bank.	29,289	1,088,192
Macquarie Infrastructure Group	656,000	1,826,816
Qantas Airways Ltd.	72,100	197,994

		8,469,400

Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	94,151	4,937,361
OMV AG	4,400	1,401,595

		6,338,956

Belgium (1.7%)
Delhaize Group	42,800	2,939,782
Dexia	180,615	4,307,411
Fortis	97,409	2,786,413
KBC Groupe S.A.	15,700	1,327,313

		11,360,919

Brazil (1.1%)
Cia Vale do Rio Doce (ADR)	101,200	3,198,932
Natura Cosmeticos S.A.	45,634	1,246,202
Natura Cosmeticos S.A. §	3,100	84,657
Petroleo Brasileiro S.A. (ADR)	61,559	2,719,676

		7,249,467

Canada (3.9%)
Alcan, Inc.	86,500	3,288,838
Bank of Nova Scotia	98,600	3,223,234
Canadian National Railway Co.	87,127	5,516,010
Manulife Financial Corp.	59,900	2,859,218
Nexen, Inc.	21,300	1,165,483
Novelis, Inc.*	3,300	72,282
Research In Motion Ltd.*	42,337	3,235,394
Shoppers Drug Mart Corp.	63,657	2,123,566
Talisman Energy, Inc.	132,841	4,544,604

		26,028,629

Czech Republic (0.2%)
Cesky Telecom A.S. (GDR) §	73,581	1,379,644

Denmark (0.2%)
Danske Bank A/S^	54,800	1,594,135

Finland (0.6%)
Nokia OYJ^	237,750	3,695,542
Sampo OYJ, A shares^	36,400	529,841

		4,225,383

France (11.1%)
Assurances Generales de France^	55,100	4,339,609
BNP Paribas S.A.	45,035	3,198,650
Cie De Saint-Gobain	59,526	3,636,059
Credit Agricole S.A.^	88,114	2,401,429
Dassault Systemes S.A.	32,947	1,558,632
France Telecom S.A.	40,105	1,204,029
Imerys S.A.	28,101	2,129,201
JC Decaux S.A.*^	122,518	3,353,395
Lafarge S.A.	20,105	1,951,871
Renault S.A.^	70,764	6,336,625
Sanofi-Aventis^	134,635	11,382,344
Societe Generale^	26,200	2,729,174
Thomson^	227,182	6,141,347
Total S.A.	70,616	16,565,583
Vinci S.A.	51,866	7,495,730

		74,423,678

Germany (6.0%)
BASF AG*	22,386	$1,589,985
Bayerische Hypo-und Vereinsbank AG*	94,940	2,325,878
Bayerische Motoren Werke (BMW) AG	70,063	3,186,098
Continental AG	54,400	4,220,847
Deutsche Post AG	87,676	2,139,946
E.On AG	28,000	2,405,392
Epcos AG*^	48,200	665,896
Fresenius AG	32,443	3,772,884
Fresenius Medical Care AG	19,500	1,583,948
HeidelbergCement AG	35,762	2,253,457
MAN AG	59,300	2,651,182
Merck KGaA*^	23,400	1,688,160
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	26,100	3,144,464
SAP AG	8,100	1,308,632
Schering AG	58,172	3,878,446
Siemens AG	38,942	3,080,690
Volkswagen AG	11,700	558,361

		40,454,266

Hong Kong (1.4%)
CNOOC Ltd. (ADR)	47,715	2,610,488
Hang Lung Properties Ltd.	1,442,519	2,089,977
Shangri-La Asia Ltd.^	2,760,973	4,035,605
Shangri-La Asia Ltd.^§	356,000	520,351

		9,256,421

India (1.0%)
ICICI Bank Ltd. (ADR)	122,707	2,542,489
Reliance Industries Ltd. (GDR) §	153,765	3,845,094

		6,387,583

Ireland (1.3%)
Anglo Irish Bank Corp.	185,760	4,659,463
Bank of Ireland	110,500	1,744,878
Depfa Bank plc	130,900	2,075,515

		8,479,856

Italy (3.4%)
Banca Intesa S.p.A.^	732,439	3,731,504
ENI S.p.A.	447,371	11,645,957
Mediaset S.p.A.	63,800	920,386
Riunione Adriatica di Sicurta S.p.A.	185,632	4,378,808
Telecom Italia S.p.A. (RNC)	726,553	2,278,038

		22,954,693

Japan (20.7%)
Aiful Corp.	35,400	2,819,821
Astellas Pharma, Inc.	197,500	6,702,739
Canon, Inc.	214,100	11,509,676
Chugai Pharmaceutical Co., Ltd.	77,600	1,194,906
Circle K Sunkus Co., Ltd.^	43,500	1,002,501
Credit Saison Co., Ltd.	33,800	1,219,783
Daikin Industries Ltd.	73,100	1,845,269
Daito Trust Construction Co., Ltd.	11,000	462,790
Daiwa House Industry Co., Ltd.	55,000	633,508
East Japan Railway Co.	410	2,207,928
Fanuc Ltd.^	61,806	3,877,321
Hirose Electric Co., Ltd.	8,200	839,473
Hitachi Ltd.	245,000	1,525,524
Honda Motor Co., Ltd.	147,600	7,410,359
Hoya Corp.	21,100	2,327,786
Itochu Corp.	155,000	782,536
Japan Tobacco, Inc.	143	1,590,969
JFE Holdings, Inc.^	112,500	3,144,867

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Kao Corp.^	48,000	$1,106,208
Keyence Corp.	14,100	3,274,533
Kobe Steel Ltd.	1,018,000	1,798,822
Leopalace21 Corp.	40,100	662,835
Matsushita Electric Industrial Co., Ltd.^	88,000	1,299,925
Millea Holdings, Inc.	169	2,464,847
Mitsubishi Corp.^	167,200	2,171,286
Mitsubishi Tokyo Financial Group, Inc.^	746	6,486,350
Mitsui Chemicals, Inc.	297,000	1,663,267
Nikko Cordial Corp.	287,000	1,438,220
Nintendo Co., Ltd.	10,700	1,170,438
Nippon Meat Packers, Inc.^	47,000	597,167
Nippon Mining Holdings, Inc.	278,500	1,533,625
Nippon Telegraph & Telephone Corp.	282	1,236,518
Nissan Motor Co., Ltd.	331,500	3,406,119
Nitto Denko Corp.	39,900	2,096,466
Promise Co., Ltd.^	125,200	8,579,992
Sankyo Co. Ltd./Gunma	9,900	480,376
Sanyo Shinpan Finance Co., Ltd.	20,800	1,415,707
Secom Co., Ltd.^	36,000	1,501,122
Sega Sammy Holdings, Inc.^	28,600	1,743,381
Sharp Corp.^	63,000	955,366
Shin-Etsu Chemical Co., Ltd.	38,500	1,461,387
SMC Corp.^	11,400	1,292,838
Sony Corp.	37,100	1,481,086
Sumitomo Corp.	287,000	2,465,903
Sumitomo Heavy Industries Ltd.^	372,000	1,467,689
Sumitomo Metal Industries Ltd.	1,112,000	2,006,507
Sumitomo Mitsui Financial Group, Inc.^	613	4,160,789
Sumitomo Realty & Development Co., Ltd.	337,000	4,077,019
Takeda Pharmaceutical Co., Ltd.	27,700	1,323,364
Takefuji Corp.	47,030	3,174,613
Tanabe Seiyaku Co., Ltd.	126,000	1,258,115
Tokyo Electric Power Co., Inc.	78,100	1,898,467
Tokyo Gas Co., Ltd.^	406,000	1,639,791
Toyota Motor Corp.	116,800	4,357,068
Trend Micro, Inc.^	49,500	2,133,461
UFJ Holdings, Inc.*	275	1,450,075
Yamada Denki Co., Ltd.^	96,500	5,070,400

		138,898,898

Luxembourg (0.8%)
Arcelor	180,240	4,129,808
SES Global S.A. (FDR)	102,400	1,329,511

		5,459,319

Mexico (1.4%)
America Movil S.A. de C.V. (ADR)	75,861	3,914,428
Fomento Economico Mexicano S.A. de C.V. (ADR)	20,000	1,071,000
Grupo Televisa S.A. (ADR)	71,245	4,189,206

		9,174,634

Netherlands (3.2%)
ABN AMRO Holding N.V.	150,946	3,754,827
ING Groep N.V. (CVA)	291,620	8,830,792
Koninklijke (Royal) Philips Electronics N.V.*^	149,732	4,135,233
Reed Elsevier N.V.	136,093	2,057,036
Royal Dutch Petroleum Co.	12,600	755,242
Wolters Kluwer N.V., Class C (CVA)	88,776	1,625,672

		21,158,802

Singapore (1.4%)
CapitaLand Ltd.^	3,100,000	$4,417,025
Flextronics International Ltd.*	167,400	2,015,496
Singapore Telecommunications Ltd.	1,906,785	2,982,784

		9,415,305

South Africa (0.6%)
Sasol Ltd.	173,063	4,038,670

South Korea (0.8%)
Samsung Electronics Co., Ltd.	8,610	4,256,248
SK Telecom Co., Ltd. (ADR)	41,200	812,464

		5,068,712

Spain (2.0%)
Altadis S.A.^	70,365	2,885,243
Banco Popular Espanol S.A.^	48,461	3,142,819
Endesa S.A.	134,200	3,026,066
Repsol YPF S.A.	108,600	2,882,119
Union Fenosa S.A.	66,200	1,971,104

		13,907,351

Sweden (1.5%)
ForeningsSparbanken AB^	136,542	3,237,522
Nordea Bank AB^	97,500	989,785
Svenska Cellulosa AB, Class B^	46,600	1,763,247
Telefonaktiebolaget LM Ericsson (ADR)*	77,527	2,186,261
Telefonaktiebolaget LM Ericsson, Class B*	738,000	2,085,160

		10,261,975

Switzerland (8.0%)
Adecco S.A.	54,020	2,977,695
Baloise Holding AG^	19,200	926,252
Credit Suisse Group*^	83,000	3,575,845
Holcim Ltd. (Registered)	40,215	2,481,595
Lonza AG^	52,441	3,220,640
Micronas Semiconductor Holding AG (Registered)*	24,900	1,042,462
Nestle S.A. (Registered)^	18,431	5,060,445
Novartis AG (Registered)^	86,871	4,066,954
Roche Holding AG	31,717	3,411,460
Swiss Life Holdings*	33,083	4,990,623
Syngenta AG*	12,900	1,351,800
UBS AG (Registered)^	179,828	15,238,382
Xstrata plc	115,680	2,207,748
Zurich Financial Services AG*	17,085	3,008,760

		53,560,661

United Kingdom (20.6%)
Allied Domecq plc	143,864	1,450,295
ARM Holdings plc	1,655,952	3,293,364
Associated British Foods plc	89,300	1,270,622
Aviva plc	382,344	4,587,730
Barclays plc	508,944	5,202,800
BG Group plc	428,862	3,332,678
BHP Billiton plc	160,885	2,161,499
BP plc	888,153	9,205,223
British American Tobacco plc	66,700	1,175,919
British Energy Group plc	436,168	2,291,229
British Land Co. plc	113,631	1,726,326
Centrica plc	469,862	2,048,717
EMI Group plc	493,421	2,202,720
Enterprise Inns plc	542,264	7,900,144
GlaxoSmithKline plc	377,346	8,649,090
HBOS plc	241,800	3,769,469
HSBC Holdings plc	402,400	6,397,661
Intercontinental Hotels Group plc	683,435	7,974,511
International Power plc*	471,100	1,595,667

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Kingfisher plc	444,669	$2,426,212
Lloyds TSB Group plc	111,600	1,008,003
Mitchells & Butlers plc	295,300	1,922,306
Morrison (Wm) Supermarkets	887,384	3,286,530
National Grid Transco plc	216,492	2,005,531
Old Mutual plc	260,000	660,793
Persimmon plc	29,100	415,429
Punch Taverns plc	114,700	1,491,151
Reckitt Benckiser plc	138,558	4,403,799
Royal & Sun Alliance Insurance Group plc	474,400	703,695
Royal Bank of Scotland Group plc	260,122	8,277,307
SABMiller plc	67,100	1,050,473
Sainsbury (J) plc	293,412	1,603,693
Schroders plc	90,320	1,206,628
Shell Transport & Trading Co. plc (Registered)	247,200	2,218,768
Smith & Nephew plc	204,641	1,923,781
Standard Chartered plc	122,804	2,209,120
Tate & Lyle plc	268,700	2,698,614
Taylor Woodrow plc	277,500	1,604,554
Tesco plc	683,799	4,089,517
Trinity Mirror plc	65,300	864,970
Vodafone Group plc	3,696,325	9,813,329
Whitbread plc	46,730	822,524
Wimpey (George) plc	132,500	1,101,637
Wolseley plc	186,366	3,901,902
WPP Group plc	72,654	827,154

		138,773,084

United States (1.2%)
Kerzner International Ltd.*	44,375	2,717,081
NTL, Inc.*	33,306	2,120,593
Wynn Resorts Ltd.*	50,079	3,392,352

		8,230,026

Total Common Stocks (96.3%) (Cost $590,193,220)		646,550,467

SHORT-TERM DEBT SECURITIES:
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	1,366,111	1,366,111

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (12.8%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$2,089,347	2,089,347
ABN Amro Bank Tokyo
2.99%, 6/20/05	2,008,987	2,008,987
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	3,607,649	3,607,649
Banc of America Securities LLC
2.81%, 5/3/05	4,419,772	4,419,772
Barclays London
2.69%, 4/7/05	803,595	803,595
2.72%, 5/11/05	6,027,037	6,027,037
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	1,608,774	1,608,774
Credit Agricole S.A.
2.94%, 6/14/05	2,008,987	2,008,987
Crown Point Capital Company LLC
2.76%, 5/9/05	1,996,143	1,996,143
Depfa Bank Europe plc
3.17%, 9/12/05	$2,410,785	$2,410,785
Depfa Bank N.Y.
2.84%, 5/16/05	2,008,987	2,008,987
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	5,678,738	5,678,738
Dexia Bank Paris
2.77%, 5/18/05	4,017,974	4,017,974
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	21,777,423	21,777,423
Hartford Life, Inc.
2.82%, 3/31/06	642,876	642,876
HBOS Treasury Services plc
2.89%, 6/7/05	2,791,953	2,791,953
HSBC Finance Corp.
2.68%, 4/4/05	320,127	320,127
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	281,258	281,258
Lloyds Bank plc London
2.75%, 4/15/05	4,017,974	4,017,974
Monumental Global Funding II
2.53%, 7/1/05 (l)	884,674	884,674
New York Life Insurance Co.
2.96%, 6/30/05	2,008,987	2,008,987
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	2,008,505	2,008,505
Park Granada LLC
2.73%, 4/7/05	1,209,166	1,209,166
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	1,926,915	1,926,915
Societe Generale Tokyo
2.81%, 5/2/05	2,008,987	2,008,987
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	2,008,987	2,008,987
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	1,607,190	1,607,190
Unicredito Italiano Milan
3.17%, 9/12/05	2,008,987	2,008,987
Washington Mutual Bank FA
2.82%, 5/16/05	1,929,600	1,929,600

Total Short-Term Investments of Cash Collateral for Securities Loaned		86,120,384

Time Deposit (2.2%)
JPMorgan Chase Nassau
2.24%, 4/1/05	14,749,965	14,749,965

Total Short-Term Debt Securities (15.2%) (Amortized Cost $102,236,460)		102,236,460

Total Investments (111.5%) (Cost/Amortized Cost $ 692,429,680)		748,786,927
Other Assets Less Liabilities (-11.5%)		(77,204,623)

Net Assets (100%)		$671,582,304

AXA PREMIER VIP TRUST

AXA PREMIER VIP INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Market Sector Diversification

As a Percentage of Total Equity Investments

Consumer Discretionary		16.8%
Consumer Staples		6.1
Energy		10.0
Financials
Capital Markets	3.5%
Commercial Banks	14.1
Consumer Finance	2.5
Diversified Financial Services	1.9
Insurance	5.0
Real Estate	2.0

Total Financials		29.0
Health Care		7.9
Industrials		8.2
Information Technology		7.4
Materials		8.0
Telecommunications Services		3.7
Utilities		2.9

		100.0%

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $5,829,746 or 0.87% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

GDR — Global Depositary Receipt

RNC — Risparmio Non-Convertible Savings Shares

At March 31, 2005 the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 3/31/05	Unrealized Depreciation
Dow Jones Euro Stoxx 50 Index	90	June-05	$3,539,847	$3,512,564	$(27,283)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$231,994,877
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	123,815,284

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,475,325
Aggregate gross unrealized depreciation	(9,108,743)

Net unrealized appreciation	$53,366,582

Federal income tax cost of investments	$695,420,345

At March 31, 2005, the Portfolio had loaned securities with a total value of $85,744,131. This was secured by collateral of $90,046,601 of which $87,486,495 was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaning collateral of $2,560,106 was received in the form of short-term pooled securities, which the portfolio can not sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.^	900	$22,050
Autoliv, Inc.	2,500	119,125
BorgWarner, Inc.^	4,200	204,456
Dana Corp.	3,000	38,370
Johnson Controls, Inc.	850	47,396
Lear Corp.	1,825	80,957
Magna International, Inc., Class A^	2,850	190,665

		703,019

Automobiles (0.4%)
Harley-Davidson, Inc.	13,000	750,880

Hotels, Restaurants & Leisure (1.9%)
Hilton Hotels Corp.	26,555	593,504
McDonald’s Corp.	46,985	1,463,113
Royal Caribbean Cruises Ltd.	25,145	1,123,730
Starbucks Corp.*	4,690	242,286

		3,422,633

Household Durables (0.9%)
American Greetings Corp., Class A^	50,200	1,279,096
Newell Rubbermaid, Inc.^	14,200	311,548

		1,590,644

Internet & Catalog Retail (0.3%)
Shanda Interactive Entertainment Ltd. (ADR)*^	14,500	437,900

Media (4.9%)
Comcast Corp., Class A*	16,755	565,984
Comcast Corp., Special Class A*	48,220	1,610,548
DIRECTV Group, Inc.*	109,823	1,583,648
Interpublic Group of Cos., Inc.*^	24,900	305,772
Liberty Media Corp., Class A*	40,062	415,443
Sirius Satellite Radio, Inc.*^	46,020	258,632
Time Warner, Inc.*	184,680	3,241,134
Univision Communications, Inc., Class A*^	12,520	346,679
Viacom, Inc., Class B	200	6,966
XM Satellite Radio Holdings, Inc., Class A*^	11,470	361,305

		8,696,111

Multiline Retail (2.0%)
Federated Department Stores, Inc.	6,525	415,251
Nordstrom, Inc.	3,200	177,216
Target Corp.	58,220	2,912,164

		3,504,631

Specialty Retail (4.5%)
AutoZone, Inc.*	13,365	1,145,381
Best Buy Co., Inc.	19,530	1,054,815
Gap, Inc.	18,200	397,488
Home Depot, Inc.	67,125	2,566,860
Limited Brands^	15,800	383,940
Linens ’N Things, Inc.*^	46,558	1,156,035
Office Depot, Inc.*	16,300	361,534
Staples, Inc.	32,635	1,025,718

		8,091,771

Textiles, Apparel & Luxury Goods (0.9%)
Jones Apparel Group, Inc.	7,200	241,128
NIKE, Inc., Class B	13,175	1,097,609
V.F. Corp.	5,300	313,442

		1,652,179

Total Consumer Discretionary		28,849,768

Consumer Staples (6.0%)
Beverages (1.7%)
Coca-Cola Co.	12,475	519,833
Molson Coors Brewing Co.^	11,200	$864,304
PepsiCo, Inc.	31,255	1,657,453

		3,041,590

Food & Staples Retailing (0.9%)
Albertson’s, Inc.^	3,200	66,080
Kroger Co.*^	19,500	312,585
Safeway, Inc.*^	17,500	324,275
SUPERVALU, Inc.^	7,300	243,455
Wal-Mart Stores, Inc.	14,575	730,353

		1,676,748

Food Products (0.6%)
Archer-Daniels-Midland Co.	2,300	56,534
Kraft Foods, Inc., Class A^	8,800	290,840
Sara Lee Corp.^	16,800	372,288
Unilever N.V. (N.Y. Shares)^	4,000	273,680

		993,342

Household Products (2.0%)
Colgate-Palmolive Co.	27,000	1,408,590
Kimberly-Clark Corp.	6,300	414,099
Procter & Gamble Co.	32,460	1,720,380

		3,543,069

Tobacco (0.8%)
Altria Group, Inc.	16,250	1,062,588
UST, Inc.	8,100	418,770

		1,481,358

Total Consumer Staples		10,736,107

Energy (6.3%)
Energy Equipment & Services (0.4%)
Halliburton Co.	18,540	801,855

Oil & Gas (5.9%)
BP plc (ADR)	5,300	330,720
ChevronTexaco Corp.	36,550	2,131,231
ConocoPhillips	6,891	743,125
Exxon Mobil Corp.	78,080	4,653,568
Marathon Oil Corp.	8,500	398,820
Occidental Petroleum Corp.	7,000	498,190
Petroleo Brasileiro S.A. (ADR)^	32,700	1,444,686
Unocal Corp.	4,500	277,605

		10,477,945

Total Energy		11,279,800

Financials (17.3%)
Capital Markets (3.7%)
Bank of New York Co., Inc.	57,200	1,661,660
E*Trade Financial Corp.*	47,805	573,660
Goldman Sachs Group, Inc.	18,725	2,059,563
Lehman Brothers Holdings, Inc.	5,125	482,570
Mellon Financial Corp.	12,000	342,480
Merrill Lynch & Co., Inc.	4,600	260,360
Morgan Stanley	21,105	1,208,261

		6,588,554

Commercial Banks (4.7%)
Bank of America Corp.	62,300	2,747,430
Comerica, Inc.	6,050	333,234
Huntington Bancshares, Inc./Ohio	13,450	321,455
KeyCorp.	7,975	258,789
Lloyds TSB Group plc	161,500	1,458,713
National City Corp.	12,150	407,025
PNC Financial Services Group, Inc.	5,100	262,548
SunTrust Banks, Inc.	6,125	441,429
U.S. Bancorp.	15,350	442,387
Wachovia Corp.	10,900	554,919
Wells Fargo & Co.	20,350	1,216,930

		8,444,859

Consumer Finance (1.0%)
American Express Co.	34,840	1,789,731

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (2.1%)
Citigroup, Inc.	73,400	$3,298,596
JPMorgan Chase & Co.	11,500	397,900

		3,696,496

Insurance (4.1%)
ACE Ltd.	5,400	222,858
Allstate Corp.	7,900	427,074
American International Group, Inc.	19,725	1,092,962
Chubb Corp.^	4,350	344,825
Genworth Financial, Inc., Class A	12,800	352,256
Hartford Financial Services Group, Inc.	6,300	431,928
Marsh & McLennan Cos., Inc.	46,200	1,405,404
MetLife, Inc.	8,750	342,125
PartnerReinsurance Ltd.^	900	58,140
Prudential Financial, Inc.	5,800	332,920
St. Paul Travelers Cos., Inc.	56,599	2,078,881
XL Capital Ltd., Class A	4,400	318,428

		7,407,801

Thrifts & Mortgage Finance (1.7%)
Astoria Financial Corp.^	8,250	208,725
Countrywide Financial Corp.	33,200	1,077,672
Fannie Mae	10,525	573,086
Freddie Mac	8,100	511,920
MGIC Investment Corp.	3,200	197,344
Washington Mutual, Inc.	11,725	463,138

		3,031,885

Total Financials		30,959,326

Health Care (17.4%)
Biotechnology (1.9%)
Amgen, Inc.*	30,210	1,758,524
Genentech, Inc.*	29,590	1,675,090

		3,433,614

Health Care Equipment & Supplies (2.6%)
Biomet, Inc.	23,355	847,787
Boston Scientific Corp.*	46,700	1,367,843
Medtronic, Inc.	38,675	1,970,491
Varian Medical Systems, Inc.*	13,180	451,810

		4,637,931

Health Care Providers & Services (7.2%)
AmerisourceBergen Corp.^	3,100	177,599
Cardinal Health, Inc.	31,200	1,740,960
Caremark Rx, Inc.*	24,105	958,897
Eclipsys Corp.*	57,000	882,360
HCA, Inc.	2,500	133,925
Health Management Associates, Inc., Class A	61,400	1,607,452
Laboratory Corp. of America Holdings*	4,900	236,180
Medco Health Solutions, Inc.*	10,100	500,657
UnitedHealth Group, Inc.	49,520	4,723,218
WellPoint, Inc.*	14,200	1,779,970

		12,741,218

Pharmaceuticals (5.7%)
Abbott Laboratories	8,900	414,918
Bristol-Myers Squibb Co.	20,075	511,109
Eli Lilly & Co.	17,370	904,977
GlaxoSmithKline plc (ADR)^	6,400	293,888
Johnson & Johnson	20,875	1,401,965
Merck & Co., Inc.	17,775	575,377
Pfizer, Inc.	112,800	2,963,256
Sanofi-Aventis	15,000	1,268,133
Sanofi-Aventis (ADR)^	39,970	1,692,330
Wyeth	4,600	194,028

		10,219,981

Total Health Care		31,032,744

Industrials (11.6%)
Aerospace & Defense (1.2%)
Boeing Co.	10,000	$584,600
General Dynamics Corp.	1,000	107,050
Goodrich Corp.^	10,200	390,558
Honeywell International, Inc.	10,600	394,426
Raytheon Co.	17,815	689,440

		2,166,074

Air Freight & Logistics (1.3%)
FedEx Corp.	24,330	2,285,803
United Parcel Service, Inc., Class B	600	43,644

		2,329,447

Airlines (0.8%)
Southwest Airlines Co.	103,358	1,471,818

Building Products (0.2%)
Masco Corp.	10,900	377,903

Commercial Services & Supplies (1.0%)
Apollo Group, Inc., Class A*	16,075	1,190,515
FTI Consulting, Inc.*^	32,300	666,672

		1,857,187

Electrical Equipment (0.2%)
Cooper Industries Ltd., Class A	2,225	159,132
Hubbell, Inc., Class B^	3,800	194,180

		353,312

Industrial Conglomerates (5.1%)
General Electric Co.	182,680	6,587,441
Textron, Inc.	5,300	395,486
Tyco International Ltd.	60,925	2,059,265

		9,042,192

Machinery (0.4%)
Crane Co.^	2,300	66,217
Eaton Corp.	5,450	356,430
Ingersoll-Rand Co., Class A	3,800	302,670

		725,317

Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	6,000	323,580
CSX Corp.	7,300	304,045
Norfolk Southern Corp.	6,200	229,710
Union Pacific Corp.	22,900	1,596,130

		2,453,465

Total Industrials		20,776,715

Information Technology (15.1%)
Communications Equipment (4.0%)
ADC Telecommunications, Inc.*^	66,200	131,738
Cisco Systems, Inc.*	163,530	2,925,552
Corning, Inc.*	32,200	358,386
Ditech Communications Corp.*^	22,500	280,575
Motorola, Inc.	118,930	1,780,382
Nortel Networks Corp.*	47,800	130,494
QUALCOMM, Inc.	1,600	58,640
Research In Motion Ltd.*^	16,215	1,239,150
Tellabs, Inc.*	29,450	214,985

		7,119,902

Computers & Peripherals (2.3%)
Dell, Inc.*	19,905	764,750
Hewlett-Packard Co.	28,700	629,678
International Business Machines Corp.	10,675	975,481
Lexmark International, Inc., Class A*	22,005	1,759,740

		4,129,649

Electronic Equipment & Instruments (0.7%)
Arrow Electronics, Inc.*	5,100	129,285
Avnet, Inc.*^	6,300	116,046

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Celestica, Inc.*^	16,400	$221,564
Flextronics International Ltd.*	14,900	179,396
Ingram Micro, Inc., Class A*^	4,300	71,681
Sanmina-SCI Corp.*	13,300	69,426
Solectron Corp.*	53,100	184,257
Tech Data Corp.*	5,875	217,728
Vishay Intertechnology, Inc.*^	10,900	135,487

		1,324,870

Internet Software & Services (1.1%)
Yahoo!, Inc.*^	61,130	2,072,307

IT Services (0.2%)
Electronic Data Systems Corp.	16,100	332,787

Semiconductors & Semiconductor Equipment (3.4%)
Intel Corp.	59,455	1,381,140
Samsung Electronics Co., Ltd. (GDR)^§	3,488	862,125
Texas Instruments, Inc.	148,890	3,795,206

		6,038,471

Software (3.4%)
Microsoft Corp.	246,975	5,969,386
Oracle Corp.*	5,100	63,648

		6,033,034

Total Information Technology		27,051,020

Materials (1.9%)
Chemicals (0.4%)
DuPont (E.I.) de Nemours & Co.	6,600	338,184
Eastman Chemical Co.^	1,300	76,700
Monsanto Co.	2,200	141,900
PPG Industries, Inc.	1,800	128,736

		685,520

Construction Materials (0.1%)
Martin Marietta Materials, Inc.^	3,800	212,496

Containers & Packaging (0.2%)
Smurfit-Stone Container Corp.*^	14,300	221,221
Temple-Inland, Inc.	1,000	72,550

		293,771

Metals & Mining (0.8%)
Rio Tinto plc (ADR)^	7,875	1,021,781
United States Steel Corp.	10,000	508,500

		1,530,281

Paper & Forest Products (0.4%)
Georgia-Pacific Corp.	8,900	315,861
International Paper Co.	10,400	382,616

		698,477

Total Materials		3,420,545

Telecommunication Services (3.9%)
Diversified Telecommunication Services (1.7%)
ALLTEL Corp.	25,000	1,371,250
SBC Communications, Inc.	5,200	123,188
Sprint Corp.	31,650	720,037
Verizon Communications, Inc.	22,600	802,300

		3,016,775

Wireless Telecommunication Services (2.2%)
China Mobile (Hong Kong) Ltd. (ADR)^	34,560	567,130
Crown Castle International Corp.*	47,000	754,820
Leap Wireless International. Inc.*^	20,800	541,840
NII Holdings, Inc.*^	34,700	1,995,250

		3,859,040

Total Telecommunication Services		6,875,815

Utilities (1.2%)
Electric Utilities (1.0%)
Alliant Energy Corp.	6,900	$184,782
American Electric Power Co., Inc.	9,475	322,718
Entergy Corp.	5,500	388,630
Exelon Corp.	10,000	458,900
FirstEnergy Corp.	7,400	310,430

		1,665,460

Multi-Utilities & Unregulated Power (0.2%)
Constellation Energy Group, Inc.	2,625	135,713
Sempra Energy	6,700	266,928

		402,641

Total Utilities		2,068,101

Total Common Stocks (96.9%) (Cost $155,964,840)		173,049,941

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (1.3%)
Federal Home Loan Mortgage Corp.
2.54%, 4/1/05 (o)	$2,300,000	2,299,838

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	297,647	297,647

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (10.4%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$455,225	455,225
ABN Amro Bank, Tokyo
2.99%, 6/20/05	437,716	437,716
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	786,031	786,031
Banc of America Securities LLC
2.81%, 5/3/05	962,975	962,975
Barclays London
2.69%, 4/7/05	175,086	175,086
2.72%, 5/11/05	1,313,165	1,313,165
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	350,518	350,518
Credit Agricole S.A.
2.94%, 6/14/05	437,716	437,716
Crown Point Capital Company LLC
2.76%, 5/9/05	434,918	434,918
Depfa Bank Europe plc
3.17%, 9/12/05	525,259	525,259
Depfa Bank N.Y.
2.84%, 5/16/05	437,716	437,716
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	1,237,279	1,237,279
Dexia Bank Paris
2.77%, 5/18/05	875,432	875,432
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	4,744,844	4,744,844
Hartford Life, Inc.
2.82%, 3/31/06	140,069	140,069
HBOS Treasury Services plc
2.89%, 6/7/05	608,308	608,308

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
HSBC Finance Corp.
2.68%, 4/4/05	$69,749	$69,749
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	61,280	61,280
Lloyds Bank plc London
2.75%, 4/15/05	875,432	875,432
Monumental Global Funding II
2.53%, 7/1/05 (l)	192,752	192,752
New York Life Insurance Co.
2.96%, 6/30/05	437,716	437,716
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	437,611	437,611
Park Granada LLC
2.73%, 4/7/05	263,452	263,452
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	419,834	419,834
Societe Generale Tokyo
2.81%, 5/2/05	437,716	437,716
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	437,716	437,716
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	350,173	350,173
Unicredito Italiano Milan
3.17%, 9/12/05	437,716	437,716
Washington Mutual Bank FA
2.82%, 5/16/05	420,419	420,419

Total Short-Term Investments of Cash Collateral for Securities Loaned		18,763,823

Time Deposit (3.1%)
JPMorgan Chase Nassau
2.24%, 4/1/05	5,513,533	5,513,533

Total Short-Term Debt Securities (15.0%) (Amortized Cost $26,874,841)		26,874,841

Total Investments (111.9%) (Cost/Amortized Cost $182,839,681)		199,924,782
Other Assets Less Liabilities (-11.9%)		(21,282,797)

Net Assets (100%)		$178,641,985

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $862,125 or 0.48% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$21,460,017
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	17,560,148

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,438,907
Aggregate gross unrealized depreciation	(5,131,082)

Net unrealized appreciation	$16,307,825

Federal income tax cost of investments	$183,616,957

At March 31, 2005, the Portfolio had loaned securities with a total value of $18,847,725. This was secured by collateral of $19,061,470 which was received in cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $3,788 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.7%)
Automobiles (1.4%)
Harley-Davidson, Inc.	82,320	$4,754,803

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	57,300	2,968,713
Starbucks Corp.*^	111,870	5,779,204

		8,747,917

Household Durables (0.9%)
Centex Corp.	12,520	717,020
D.R. Horton, Inc.	18,867	551,662
Lennar Corp., Class A	7,670	434,736
Pulte Homes, Inc.	19,000	1,398,970

		3,102,388

Internet & Catalog Retail (4.1%)
Amazon.com, Inc.*	163,085	5,588,923
eBay, Inc.*	223,790	8,338,415

		13,927,338

Media (3.5%)
News Corp., Class A	130,640	2,210,429
Pixar*^	45,650	4,453,157
XM Satellite Radio Holdings, Inc., Class A*^	162,390	5,115,285

		11,778,871

Multiline Retail (1.5%)
J.C. Penney Co., Inc	38,500	1,998,920
Target Corp.	64,150	3,208,783

		5,207,703

Specialty Retail (2.0%)
Bed Bath & Beyond, Inc.*	44,800	1,636,992
Best Buy Co., Inc.	10,960	591,950
Lowe’s Cos., Inc.	53,800	3,071,442
Williams-Sonoma, Inc.*^	38,510	1,415,242

		6,715,626

Textiles, Apparel & Luxury Goods (1.7%)
Coach, Inc.*	56,430	3,195,631
NIKE, Inc., Class B	30,500	2,540,955

		5,736,586

Total Consumer Discretionary		59,971,232

Consumer Staples (6.4%)
Beverages (0.5%)
PepsiCo, Inc.	32,500	1,723,475

Food & Staples Retailing (3.1%)
Wal-Mart Stores, Inc.	74,300	3,723,173
Walgreen Co.	150,300	6,676,326

		10,399,499

Household Products (1.6%)
Procter & Gamble Co.	102,810	5,448,930

Personal Products (1.2%)
Avon Products, Inc.	61,940	2,659,703
Gillette Co.	29,000	1,463,920

		4,123,623

Total Consumer Staples		21,695,527

Energy (2.0%)
Energy Equipment & Services (1.4%)
Schlumberger Ltd.	14,160	997,997
Smith International, Inc.^	17,000	1,066,410
Transocean, Inc.*^	50,000	2,573,000

		4,637,407

Oil & Gas (0.6%)
Apache Corp.	36,000	2,204,280

Total Energy		6,841,687

Financials (14.1%)
Capital Markets (3.7%)
Charles Schwab Corp.	67,060	$704,801
Franklin Resources, Inc.	16,500	1,132,725
Goldman Sachs Group, Inc.	52,270	5,749,177
Legg Mason, Inc.^	27,895	2,179,715
Merrill Lynch & Co., Inc.	46,120	2,610,392

		12,376,810

Commercial Banks (1.7%)
Commerce Bancorp, Inc./New Jersey^	135,330	4,394,165
Wachovia Corp.	28,000	1,425,480

		5,819,645

Consumer Finance (0.4%)
MBNA Corp.	62,040	1,523,082

Diversified Financial Services (1.5%)
Citigroup, Inc.	88,310	3,968,652
JPMorgan Chase & Co.	28,127	973,194

		4,941,846

Insurance (6.3%)
Aflac, Inc.	78,950	2,941,677
Ambac Financial Group, Inc.	5,900	441,025
American International Group, Inc.	92,980	5,152,022
MetLife, Inc.	44,500	1,739,950
Progressive Corp.	122,050	11,199,308

		21,473,982

Thrifts & Mortgage Finance (0.5%)
Golden West Financial Corp.	27,300	1,651,650

Total Financials		47,787,015

Health Care (17.6%)
Biotechnology (6.1%)
Amgen, Inc.*	144,970	8,438,704
Biogen Idec, Inc.*	30,000	1,035,300
Genentech, Inc.*	144,410	8,175,050
Gilead Sciences, Inc.*	86,710	3,104,218

		20,753,272

Health Care Equipment & Supplies (4.0%)
Alcon, Inc.	29,000	2,589,410
Medtronic, Inc.	35,500	1,808,725
St. Jude Medical, Inc.*	102,250	3,681,000
Stryker Corp.	40,550	1,808,935
Zimmer Holdings, Inc.*	46,260	3,599,491

		13,487,561

Health Care Providers & Services (3.2%)
Aetna, Inc.	33,200	2,488,340
Caremark Rx, Inc.*	55,870	2,222,509
UnitedHealth Group, Inc.	33,300	3,176,154
WellPoint, Inc.*	24,470	3,067,314

		10,954,317

Pharmaceuticals (4.3%)
Abbott Laboratories	65,500	3,053,610
Forest Laboratories, Inc.*	63,440	2,344,108
Johnson & Johnson	22,400	1,504,384
Novartis AG (ADR)	38,000	1,777,640
Pfizer, Inc.	77,000	2,022,790
Schering-Plough Corp.	61,600	1,118,040
Teva Pharmaceutical Industries Ltd. (ADR)	90,950	2,819,450

		14,640,022

Total Health Care		59,835,172

Industrials (7.7%)
Aerospace & Defense (1.0%)
Boeing Co.	19,200	1,122,432

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	22,600	$2,297,516

		3,419,948

Air Freight & Logistics (1.0%)
FedEx Corp.	29,500	2,771,525
United Parcel Service, Inc., Class B	8,880	645,931

		3,417,456

Building Products (0.4%)
American Standard Cos., Inc.	26,520	1,232,650

Commercial Services & Supplies (1.3%)
Apollo Group, Inc., Class A*	60,025	4,445,452

Industrial Conglomerates (3.1%)
General Electric Co.	235,520	8,492,851
Tyco International Ltd.	56,600	1,913,080

		10,405,931

Machinery (0.9%)
Danaher Corp.	58,630	3,131,428

Total Industrials		26,052,865

Information Technology (32.5%)
Communications Equipment (6.1%)
Cisco Systems, Inc.*	177,000	3,166,530
Comverse Technology, Inc.*	54,800	1,382,056
Corning, Inc.*	164,200	1,827,546
Juniper Networks, Inc.*	160,410	3,538,645
QUALCOMM, Inc.	294,970	10,810,650

		20,725,427

Computers & Peripherals (7.1%)
Apple Computer, Inc.*	76,020	3,167,753
Dell, Inc.*	290,120	11,146,410
EMC Corp.*	92,390	1,138,245
Network Appliance, Inc.*	303,980	8,408,087

		23,860,495

Internet Software & Services (5.9%)
Google, Inc., Class A*^	20,970	3,785,295
VeriSign, Inc.*	35,000	1,004,500
Yahoo!, Inc.*	447,720	15,177,708

		19,967,503

IT Services (0.4%)
Automatic Data Processing, Inc.^	25,200	1,132,740
Iron Mountain, Inc.*^	11,280	325,315

		1,458,055

Semiconductors & Semiconductor Equipment (6.5%)
Applied Materials, Inc.*	104,545	1,698,856
Broadcom Corp., Class A*	141,750	4,241,160
Marvell Technology Group Ltd.*	201,960	7,743,147
Maxim Integrated Products, Inc.	111,800	4,569,266
Xilinx, Inc.	133,800	3,910,974

		22,163,403

Software (6.5%)
Electronic Arts, Inc.*	84,300	4,365,054
Mercury Interactive Corp.*^	30,320	1,436,562
Microsoft Corp.	231,880	5,604,540
Oracle Corp.*	165,500	2,065,440
SAP AG (ADR)^	56,930	2,281,754
Symantec Corp.*^	285,970	6,099,740

		21,853,090

Total Information Technology		110,027,973

Materials (0.5%)
Chemicals (0.5%)
Dow Chemical Co.	35,500	$1,769,675

Total Materials		1,769,675

Total Common Stocks (98.5%) (Cost $293,583,317)		333,981,146

SHORT-TERM DEBT SECURITIES:
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	384,640	384,640

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (7.2%)
ABN Amro Bank Tokyo
2.99%, 6/20/05	$565,647	565,647
ABN Amro, Singapore
2.98%, 6/16/05	588,273	588,273
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	1,015,764	1,015,764
Banc of America Securities LLC
2.81%, 5/3/05	1,244,423	1,244,423
Barclays London
2.69%, 4/7/05	226,259	226,259
2.72%, 5/11/05	1,696,962	1,696,962
Capital One Corp.,
Series 02-A2 A2
2.80%, 9/15/05 (l)	452,964	452,964
Credit Agricole S.A.
2.94%, 6/14/05	565,647	565,647
Crown Point Capital Company LLC
2.76%, 5/9/05	562,031	562,031
Depfa Bank Europe plc
3.17%, 9/12/05	678,776	678,776
Depfa Bank N.Y.
2.84%, 5/16/05	565,647	565,647
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	1,598,896	1,598,896
Dexia Bank Paris
2.77%, 5/18/05	1,131,294	1,131,294
Greenwich Captial
2.95%, 4/1/05	6,131,614	6,131,613
Hartford Life
2.82%, 3/31/06	181,007	181,007
HBOS Treasury Services plc
2.89%, 6/7/05	786,098	786,098
HSBC Finance Corp.
2.68%, 4/4/05	90,134	90,134
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	79,191	79,191
Lloyds Bank plc London
2.75%, 4/15/05	1,131,294	1,131,294
Monumental Global Funding II
2.53%, 7/1/05 (l)	249,087	249,087
New York Life Insurance
2.96%, 6/30/05	565,647	565,647
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	565,511	565,511
Park Granada LLC
2.73%, 4/7/05	340,451	340,451
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	542,539	542,539

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Societe Generale Tokyo
2.81%, 5/2/05	$565,647	$565,647
Sun Trust Bank, Atlanta
2.81%, 5/17/06 (l)	565,647	565,647
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	452,518	452,518
Unicredito Italiano Milan
3.17%, 9/12/05	565,647	565,647
Washington Mutual Bank FA
2.82%, 5/16/05	543,295	543,295

Total Short-Term Investments of Cash Collateral for Securities Loaned		24,247,909

Time Deposit (1.3%)
JPMorgan Chase Nassau
2.24%, 4/1/05	4,406,814	4,406,814

Total Short-Term Debt Securities (8.6%) (Amortized Cost $29,039,363)		29,039,363

Total Investments (107.1%) (Cost/Amortized Cost $322,622,680)		363,020,509
Other Assets Less Liabilities (-7.1%)		(24,091,297)

Net Assets (100%)		$338,929,212

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$38,009,200
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	26,037,289

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,095,014
Aggregate gross unrealized depreciation	(8,599,532)

Net unrealized appreciation	$38,495,482

Federal income tax cost of investments	$324,525,027

At March 31, 2005, the Portfolio had loaned securities with a total value $24,327,787. This was secured by collateral of $24,632,549 which was received in cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $6,054,253 of which $1,406,718 expires in the year 2010, $2,398,957 expires in the year 2011, and $2,248,578 expires in the year 2012.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.7%)
Auto Components (0.2%)
Johnson Controls, Inc.	15,000	$836,400

Automobiles (0.4%)
Harley-Davidson, Inc.	30,000	1,732,800

Hotels, Restaurants & Leisure (2.6%)
Carnival Corp.	17,500	906,675
McDonald’s Corp.	258,580	8,052,181
Royal Caribbean Cruises Ltd.^	15,000	670,350
Wendy’s International, Inc.	49,500	1,932,480

		11,561,686

Household Durables (0.4%)
Fortune Brands, Inc.	21,200	1,709,356
Pulte Homes, Inc.	5,000	368,150

		2,077,506

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	28,920	591,414

Media (5.9%)
Clear Channel Communications, Inc.^	6,800	234,396
Comcast Corp., Class A*	179,350	6,058,443
Comcast Corp., Special Class A*	137,020	4,576,468
News Corp., Class A	94,700	1,602,324
Reed Elsevier plc	138,530	1,435,788
Time Warner, Inc.*	228,500	4,010,175
Tribune Co.	26,930	1,073,699
Viacom, Inc., Class B	180,790	6,296,916
Walt Disney Co.	26,220	753,301
Westwood One, Inc.*	20,000	407,000

		26,448,510

Specialty Retail (2.1%)
Bed Bath & Beyond, Inc.*	23,100	844,074
Gap, Inc.	80,040	1,748,074
Home Depot, Inc.	71,400	2,730,336
Lowe’s Cos., Inc.	52,060	2,972,105
TJX Cos., Inc.^	50,480	1,243,322

		9,537,911

Total Consumer Discretionary		52,786,227

Consumer Staples (8.9%)
Beverages (0.3%)
Diageo plc	48,290	680,716
PepsiCo, Inc.	16,760	888,783

		1,569,499

Food Products (3.1%)
Archer-Daniels-Midland Co.	231,370	5,687,074
Cadbury Schweppes plc (ADR)^	71,000	2,889,700
Dean Foods Co.*	2,100	72,030
H.J. Heinz Co.	30,950	1,140,198
Kellogg Co.	50,370	2,179,510
Nestle S.A. (Registered)	2,861	785,521
Sara Lee Corp.	53,160	1,178,026

		13,932,059

Household Products (0.9%)
Kimberly-Clark Corp.	30,930	2,033,029
Procter & Gamble Co.	37,600	1,992,800

		4,025,829

Personal Products (0.7%)
Avon Products, Inc.	74,880	3,215,347

Tobacco (3.9%)
Altria Group, Inc.	256,650	16,782,343
Loews Corp.- Carolina Group	17,700	$585,870

		17,368,213

Total Consumer Staples		40,110,947

Energy (13.0%)
Energy Equipment & Services (1.9%)
Baker Hughes, Inc.	41,000	1,824,090
GlobalSantaFe Corp.	10,710	396,699
Halliburton Co.	30,000	1,297,500
Nabors Industries Ltd.*^	42,000	2,483,880
Noble Corp.	27,830	1,564,324
Schlumberger Ltd.	14,000	986,720

		8,553,213

Oil & Gas (11.1%)
BP plc (ADR)	63,390	3,955,536
ChevronTexaco Corp.	14,000	816,340
ConocoPhillips	144,619	15,595,713
Devon Energy Corp.	17,260	824,165
EOG Resources, Inc.	21,070	1,026,952
Exxon Mobil Corp.	92,580	5,517,768
Marathon Oil Corp.	165,191	7,750,762
Noble Energy, Inc.	49,000	3,332,980
Occidental Petroleum Corp.	83,450	5,939,136
Total S.A. (ADR)^	23,990	2,812,348
Unocal Corp.	43,160	2,662,540

		50,234,240

Total Energy		58,787,453

Financials (23.5%)
Capital Markets (2.8%)
Franklin Resources, Inc.	13,880	952,862
Goldman Sachs Group, Inc.	36,610	4,026,734
Lehman Brothers Holdings, Inc.	20,730	1,951,937
Mellon Financial Corp.	47,280	1,349,371
Merrill Lynch & Co., Inc.	44,590	2,523,794
Morgan Stanley	30,000	1,717,500

		12,522,198

Commercial Banks (5.2%)
Bank of America Corp.	354,804	15,646,856
North Fork Bancorp, Inc.	49,200	1,364,808
PNC Financial Services Group, Inc.	32,260	1,660,745
SunTrust Banks, Inc.	44,860	3,233,060
Wells Fargo & Co.	21,620	1,292,876

		23,198,345

Consumer Finance (0.6%)
American Express Co.	30,270	1,554,970
MBNA Corp.	51,820	1,272,181

		2,827,151

Diversified Financial Services (6.6%)
Citigroup, Inc.	382,700	17,198,538
JPMorgan Chase & Co.	366,206	12,670,728

		29,869,266

Insurance (6.3%)
ACE Ltd.	93,400	3,854,618
Aflac, Inc.	21,200	789,912
Allstate Corp.	70,720	3,823,123
American International Group, Inc.	94,800	5,252,868
Axis Capital Holdings Ltd.	56,000	1,514,240
Chubb Corp.	9,300	737,211
Hartford Financial Services Group, Inc.	18,930	1,297,841
MetLife, Inc.	99,880	3,905,308
St. Paul Travelers Cos., Inc.	198,699	7,298,214

		28,473,335

Thrifts & Mortgage Finance (2.0%)
Fannie Mae	104,870	5,710,172

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Freddie Mac	50,500	$3,191,600

		8,901,772

Total Financials		105,792,067

Health Care (7.2%)
Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	21,400	727,172
Boston Scientific Corp.*	113,000	3,309,770

		4,036,942

Health Care Providers & Services (1.9%)
Caremark Rx, Inc.*	55,000	2,187,900
Health Management Associates, Inc., Class A^	40,000	1,047,200
UnitedHealth Group, Inc.	15,700	1,497,466
WellPoint, Inc.*	32,100	4,023,735

		8,756,301

Pharmaceuticals (4.4%)
Abbott Laboratories	36,870	1,718,879
Eli Lilly & Co.	5,700	296,970
Forest Laboratories, Inc.*	25,000	923,750
Johnson & Johnson	38,580	2,591,033
Merck & Co., Inc.	66,720	2,159,726
Novartis AG (Registered)	12,560	588,009
Pfizer, Inc.	72,090	1,893,804
Roche Holding AG	8,450	908,877
Sanofi-Aventis (ADR)^	166,184	7,036,231
Wyeth	36,290	1,530,712

		19,647,991

Total Health Care		32,441,234

Industrials (15.5%)
Aerospace & Defense (1.9%)
Lockheed Martin Corp.	42,800	2,613,368
Northrop Grumman Corp.	50,430	2,722,211
United Technologies Corp.	33,010	3,355,797

		8,691,376

Air Freight & Logistics (0.1%)
CNF, Inc.^	5,450	255,006

Building Products (0.6%)
American Standard Cos., Inc.	23,300	1,082,984
Masco Corp.	45,300	1,570,551

		2,653,535

Commercial Services & Supplies (2.7%)
Cendant Corp.	353,150	7,253,701
R.R. Donnelley & Sons Co.	155,600	4,920,072

		12,173,773

Electrical Equipment (0.7%)
Cooper Industries Ltd., Class A^	14,090	1,007,717
Emerson Electric Co.	34,470	2,238,137

		3,245,854

Industrial Conglomerates (4.8%)
3M Co.	19,800	1,696,662
General Electric Co.	180,400	6,505,224
Siemens AG (ADR)	95,850	7,577,901
Tyco International Ltd.	177,690	6,005,922

		21,785,709

Machinery (2.7%)
Deere & Co.	137,900	9,257,227
Illinois Tool Works, Inc.	16,070	1,438,747
Ingersoll-Rand Co., Class A	10,000	796,500
Sandvik AB	11,020	460,001

		11,952,475

Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.^	39,150	2,111,359
CSX Corp.	126,000	5,247,900
Union Pacific Corp.	21,000	$1,463,700

		8,822,959

Trading Companies & Distributors (0.0%)
Finning International, Inc.	5,610	152,463

Total Industrials		69,733,150

Information Technology (7.3%)
Communications Equipment (0.1%)
QUALCOMM, Inc.	15,000	549,750

Computers & Peripherals (1.1%)
EMC Corp.*	24,000	295,680
Hewlett-Packard Co.	190,350	4,176,279
International Business Machines Corp.	3,020	275,968

		4,747,927

IT Services (1.0%)
Accenture Ltd., Class A*	89,790	2,168,428
Fiserv, Inc.*^	63,670	2,534,066

		4,702,494

Semiconductors & Semiconductor Equipment (0.9%)
Analog Devices, Inc.	16,950	612,573
Applied Materials, Inc.*	16,400	266,500
Freescale Semiconductor, Inc., Class B*^	145,886	2,516,533
Maxim Integrated Products, Inc.	20,000	817,400

		4,213,006

Software (4.2%)
Microsoft Corp.	691,350	16,709,930
Oracle Corp.*	40,000	499,200
Symantec Corp.*^	76,910	1,640,490

		18,849,620

Total Information Technology		33,062,797

Materials (5.4%)
Chemicals (4.6%)
Air Products & Chemicals, Inc.	71,250	4,509,413
BASF AG (ADR)	103,150	7,277,232
Dow Chemical Co.	31,160	1,553,326
DuPont (E.I.) de Nemours & Co.	40,320	2,065,997
Monsanto Co.	9,850	635,325
Nalco Holding Co.*	13,600	256,088
PPG Industries, Inc.	36,500	2,610,480
Praxair, Inc.	9,790	468,549
Syngenta AG*	12,140	1,272,159

		20,648,569

Containers & Packaging (0.1%)
Smurfit-Stone Container Corp.*^	31,850	492,719

Metals & Mining (0.2%)
Alcoa, Inc.	29,900	908,661

Paper & Forest Products (0.5%)
Bowater, Inc.^	11,500	433,205
International Paper Co.	49,700	1,828,463

		2,261,668

Total Materials		24,311,617

Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.9%)
BellSouth Corp.	25,000	657,250
SBC Communications, Inc.	32,000	758,080
Sprint Corp.	150,560	3,425,240
Verizon Communications, Inc.	97,790	3,471,545

		8,312,115

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Wireless Telecommunication Services (0.4%)
Vodafone Group plc	737,120	$1,956,971

Total Telecommunication Services		10,269,086

Utilities (3.2%)
Electric Utilities (2.4%)
Cinergy Corp.^	11,190	453,419
Entergy Corp.	102,440	7,238,410
Exelon Corp.	10,130	464,866
FPL Group, Inc.	9,510	381,826
PPL Corp.	23,540	1,270,925
TXU Corp.^	14,740	1,173,746

		10,983,192

Multi-Utilities & Unregulated Power (0.8%)
Dominion Resources, Inc.	39,780	2,960,826
Public Service Enterprise Group, Inc.	10,800	587,412

		3,548,238

Total Utilities		14,531,430

Total Common Stocks (98.0%) (Cost $399,362,890)		441,826,008

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Commercial Paper (0.9%)
Cargill, Inc.
2.82%, 4/1/05 (p)	$4,165,000	4,164,674

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.1%)
JPMorgan Securities Lending
Collateral Investment Fund
2.80%, 4/1/05	318,402	318,402

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (4.4%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$486,968	486,968
ABN Amro Bank, Tokyo
2.99%, 6/20/05	468,239	468,239
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	840,842	840,842
Banc of America Securities LLC
2.81%, 5/3/05	1,030,125	1,030,125
Barclays London
2.69%, 4/7/05	187,295	187,295
2.72%, 5/11/05	1,404,732	1,404,732
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	374,960	374,960
Credit Agricole S.A.
2.94%, 6/14/05	468,239	468,239
Crown Point Capital Company LLC
2.76%, 5/9/05	465,245	465,245
Depfa Bank Europe plc
3.17%, 9/12/05	561,886	561,886
Depfa Bank N.Y.
2.84%, 5/16/05	468,239	468,239
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	1,323,554	1,323,554
Dexia Bank Paris
2.77%, 5/18/05	936,477	936,477
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	$5,075,705	$5,075,705
Hartford Life, Inc.
2.82%, 3/31/06	149,836	149,836
HBOS Treasury Services plc
2.89%, 6/7/05	650,726	650,726
HSBC Finance Corp.
2.68%, 4/4/05	74,613	74,613
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	65,553	65,553
Lloyds Bank plc London
2.75%, 4/15/05	936,477	936,477
Monumental Global Funding II
2.53%, 7/1/05 (l)	206,193	206,193
New York Life Insurance Co.
2.96%, 6/30/05	468,239	468,239
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	468,126	468,126
Park Granada LLC
2.73%, 4/7/05	281,823	281,823
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	449,110	449,110
Societe Generale Tokyo
2.81%, 5/2/05	468,239	468,239
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	468,239	468,239
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	374,591	374,591
Unicredito Italiano Milan
3.17%, 9/12/05	468,239	468,239
Washington Mutual Bank FA
2.82%, 5/16/05	449,736	449,736

Total Short-Term Investments of Cash Collateral for Securities Loaned		20,072,246

Time Deposit (1.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05	6,686,799	6,686,799

Total Short-Term Debt Securities (6.9%) (Amortized Cost $31,242,121)		31,242,121

Total Investments (104.9%) (Cost/Amortized Cost $430,605,011)		473,068,129
Other Assets Less Liabilities (-4.9%)		(22,318,131)

Net Assets (100%)		$450,749,998

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

AXA PREMIER VIP TRUST

AXA PREMIER VIP LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$135,578,647
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	98,952,223

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,986,648
Aggregate gross unrealized depreciation	(10,418,454)

Net unrealized appreciation	$40,568,194

Federal income tax cost of investments	$432,499,935

At March 31, 2005, the Portfolio had loaned securities with a total value of $20,121,463. This was secured by collateral of $20,390,648 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $3,698 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (1.3%)
Autoliv, Inc.	21,600	$1,029,240
BorgWarner, Inc.	194,300	9,458,524
Gentex Corp.^	26,900	858,110

		11,345,874

Automobiles (0.1%)
Winnebago Industries, Inc.^	41,700	1,317,720

Hotels, Restaurants & Leisure (3.4%)
BJ’s Restaurants, Inc.*^	47,500	921,025
Four Seasons Hotels, Inc.	35,300	2,495,710
La Quinta Corp.*	153,900	1,308,150
Marriott International, Inc., Class A	86,200	5,763,332
Orient Express Hotels Ltd.	26,900	702,090
Panera Bread Co., Class A*^	33,500	1,893,755
Penn National Gaming, Inc.*	114,600	3,366,948
Red Robin Gourmet Burgers*^	13,500	687,285
Royal Caribbean Cruises Ltd.	144,700	6,466,643
Station Casinos, Inc.	83,600	5,647,180

		29,252,118

Household Durables (0.9%)
Garmin Ltd.^	86,200	3,992,784
NVR, Inc.*^	510	400,350
Tempur-Pedic International, Inc*^	178,700	3,334,542

		7,727,676

Leisure Equipment & Products (0.3%)
MarineMax, Inc.*^	82,900	2,584,822

Media (2.9%)
Dow Jones & Co., Inc.	12,100	452,177
Entravision Communications Corp.*	152,500	1,352,675
Getty Images, Inc.*	156,300	11,114,493
Radio One, Inc., Class D*^	223,300	3,293,675
Scholastic Corp.*^	22,800	841,092
UnitedGlobalCom, Inc., Class A*	482,700	4,566,342
XM Satellite Radio Holdings, Inc., Class A*^	122,200	3,849,300

		25,469,754

Multiline Retail (1.3%)
Dollar General Corp.	24,700	541,177
Dollar Tree Stores, Inc.*	8,400	241,332
Family Dollar Stores, Inc.	129,300	3,925,548
Fred’s, Inc.^	62,800	1,078,276
Tuesday Morning Corp.*	176,900	5,107,103

		10,893,436

Specialty Retail (4.0%)
Advance Auto Parts, Inc.*	15,800	797,110
Chico’s FAS, Inc.*^	26,500	748,890
Cost Plus, Inc.*^	55,200	1,483,776
Dick’s Sporting Goods, Inc.*^	125,170	4,597,494
Finish Line, Inc., Class A	37,300	863,495
HOT Topic, Inc.*^	86,600	1,892,210
PETCO Animal Supplies, Inc.*	230,000	8,466,300
Regis Corp.	37,900	1,551,247
Ross Stores, Inc.	162,400	4,732,336
Too, Inc.*	142,200	3,508,074
Tractor Supply Co.*^	47,000	2,051,550
Urban Outfitters, Inc.*^	60,600	2,906,982
Weight Watchers International, Inc.*	17,800	765,044

		34,364,508

Textiles, Apparel & Luxury Goods (0.4%)
Columbia Sportswear Co.*	1,300	69,199
Fossil, Inc.*^	107,000	2,773,975
Polo Ralph Lauren Corp.	13,700	$531,560

		3,374,734

Total Consumer Discretionary		126,330,642

Consumer Staples (0.3%)
Food Products (0.2%)
Bunge Ltd.	31,100	1,675,668
Dean Foods Co.*	15,600	535,080

		2,210,748

Personal Products (0.1%)
Alberto-Culver Co.	3,500	167,510
NBTY, Inc.*	12,800	321,152

		488,662

Total Consumer Staples		2,699,410

Energy (6.4%)
Energy Equipment & Services (4.4%)
Cal Dive International, Inc.*^	96,900	4,389,570
Cooper Cameron Corp.*	45,400	2,597,334
ENSCO International, Inc.	133,300	5,020,078
FMC Technologies, Inc.*	76,800	2,548,224
GlobalSantaFe Corp.	13,500	500,040
Grant Prideco, Inc.*	184,100	4,447,856
National Oilwell Varco, Inc.*	182,419	8,518,967
Patterson-UTI Energy, Inc.	132,400	3,312,648
Rowan Cos., Inc.	18,000	538,740
Superior Energy Services, Inc.*	98,600	1,695,920
Transocean, Inc.*	92,900	4,780,634

		38,350,011

Oil & Gas (2.0%)
Alpha Natural Resources, Inc.*	29,200	837,164
Bill Barrett Corp.*	74,200	2,145,122
Chesapeake Energy Corp.	51,900	1,138,686
Denbury Resources, Inc.*	36,500	1,285,895
Newfield Exploration Co.*	71,000	5,272,460
Noble Energy, Inc.	44,400	3,020,088
Spinnaker Exploration Co.*	108,400	3,851,452

		17,550,867

Total Energy		55,900,878

Financials (7.3%)
Capital Markets (1.7%)
Affiliated Managers Group Inc.*^	46,800	2,903,004
Ameritrade Holding Corp.*	35,500	362,455
BlackRock, Inc., Class A^	67,200	5,035,296
E*Trade Financial Corp.*	26,700	320,400
Federated Investors, Inc., Class B^	28,800	815,328
Investors Financial Services Corp^	81,000	3,961,710
National Financial Partners Corp.	35,600	1,416,880

		14,815,073

Commercial Banks (1.8%)
Cathay General Bancorp^	72,300	2,277,450
City National Corp.	12,800	893,696
Commerce Bancorp, Inc./New Jersey^	12,700	412,369
Cullen/Frost Bankers, Inc.	9,200	415,380
East-West Bancorp, Inc.^	42,900	1,583,868
First State Bancorp/New Mexico	70,846	1,202,611
Greater Bay Bancorp^	70,300	1,716,023
SunTrust Banks, Inc.	781	56,287
UCBH Holdings, Inc.^	92,300	3,682,770
Umpqua Holdings Corp.	65,200	1,522,420
Westamerica Bancorp.	17,300	895,621
Westcorp	10,800	456,300

		15,114,795

Consumer Finance (0.1%)
Providian Financial Corp.*	36,000	617,760

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.8%)
Advance America Cash Advance Centers, Inc.	165,240	$2,557,915
Archipelago Holdings, Inc.*	45,700	808,890
CapitalSource, Inc.*^	194,100	4,464,300
Chicago Mercantile Exchange	2,160	419,105
Financial Federal Corp.^	53,900	1,906,443
GFI Group, Inc.*^	24,800	665,384
Moody’s Corp.	6,300	509,418
OptionsXpress Holdings, Inc.*^	104,700	1,695,093
Primus Guaranty Ltd.*^	177,900	2,318,037

		15,344,585

Insurance (0.3%)
Aspen Insurance Holdings Ltd.	27,200	685,712
MC Insurance Group, Inc.^	35,600	678,536
IPC Holdings Ltd.	36,200	1,421,936
White Mountains Insurance Group Ltd.	200	121,700

		2,907,884

Mutual Funds (0.1%)
Ares Capital Corp.*	59,600	977,440

Real Estate (1.2%)
CB Richard Ellis Services, Inc., Class A*	204,350	7,150,206
Innkeepers USA Trust (REIT)	48,800	630,008
Jones Lang LaSalle, Inc.*^	50,100	2,337,165
Meristar Hospitality Corp. (REIT)*^	75,200	526,400

		10,643,779

Thrifts & Mortgage Finance (0.3%)
Doral Financial Corp.	16,600	363,374
Farmer Mac, Class C	37,200	650,628
Franklin Bank Corp./Texas*^	29,500	508,875
Gibraltar Industries, Inc.	44,300	971,942

		2,494,819

Total Financials		62,916,135

Health Care (18.6%)
Biotechnology (4.4%)
Affymetrix, Inc.*^	72,100	3,088,764
Amylin Pharmaceuticals, Inc.*^	86,100	1,505,889
Celgene Corp.*	10,700	364,335
Charles River Laboratories International, Inc.*	83,700	3,937,248
Digene Corp.*^	68,500	1,421,375
Exelixis, Inc.*^	2,100	14,238
Eyetech Pharmaceuticals, Inc.*^	45,900	1,262,250
Gen-Probe, Inc.*	63,185	2,815,524
Invitrogen Corp.*	6,400	442,880
Keryx Biopharmaceuticals, Inc.*^	3,600	48,096
Martek Biosciences Corp.*^	76,600	4,457,354
Millennium Pharmaceuticals, Inc.*	39,700	334,274
OraSure Technologies, Inc.*^	248,800	1,831,168
Pharmion Corp.*^	89,700	2,601,300
Protein Design Labs, Inc.*^	431,500	6,899,685
Serologicals Corp.*^	50,400	1,231,776
Telik, Inc.*^	206,900	3,120,052
Trimeris, Inc.*^	102,900	1,158,654
Vicuron Pharmaceuticals, Inc.*	79,100	1,246,616

		37,781,478

Health Care Equipment & Supplies (6.0%)
Advanced Neuromodulation Systems, Inc.*^	11,000	294,910
American Medical Systems Holdings, Inc.*	137,400	2,360,532
ArthroCare Corp.*^	93,900	2,676,150
Bard (C.R.), Inc.	73,640	5,013,411
Beckman Coulter, Inc.	2,700	$179,415
Cooper Cos., Inc.^	128,400	9,360,360
Cytyc Corp.*	227,900	5,243,979
Dentsply International, Inc.	6,700	364,547
Fisher Scientific International, Inc.*	14,400	819,648
Inamed Corp.*	115,634	8,080,504
Kinetic Concepts, Inc.*	72,650	4,333,573
Merit Medical Systems, Inc.*^	88,067	1,055,923
Molecular Devices Corp.*^	46,000	874,000
Respironics, Inc.*	45,900	2,674,593
Stereotaxis, Inc.*^	13,900	107,725
Steris Corp.*	81,800	2,065,450
Symmetry Medical, Inc.*	33,200	631,464
Thermo Electron Corp.*	38,900	983,781
Varian Medical Systems, Inc.*	24,500	839,860
Varian, Inc.*	47,600	1,803,564
Waters Corp.*	20,100	719,379
Wilson Greatbatch Technologies, Inc.*^	85,100	1,552,224
Wright Medical Group, Inc.*^	7,600	182,400

		52,217,392

Health Care Providers & Services (6.4%)
Andrx Corp.*	18,500	419,395
Caremark Rx, Inc.*	132,000	5,250,960
Centene Corp.*^	37,200	1,115,628
Health Net, Inc.*	27,100	886,441
IDX Systems Corp.*^	29,500	1,024,535
LabOne, Inc.*^	173,620	5,986,418
Molina Healthcare, Inc.*^	29,100	1,341,219
PacifiCare Health Systems, Inc.*	87,300	4,969,116
Parexel International Corp.*^	69,100	1,623,850
Pharmaceutical Product Development, Inc.*	59,800	2,897,310
Psychiatric Solutions, Inc.*^	104,213	4,793,798
Quest Diagnostics, Inc.	53,900	5,666,507
RehabCare Group, Inc.*	56,200	1,613,502
SFBC International, Inc.*^	82,100	2,893,204
Sierra Health Services, Inc.*^	42,800	2,732,352
Symbion, Inc.*^	49,400	1,055,678
Triad Hospitals, Inc.*	110,400	5,531,040
United Surgical Partners International, Inc.*^	43,000	1,968,110
VCA Antech, Inc.*	130,800	2,646,084
WellChoice, Inc.*	10,500	559,755

		54,974,902

Pharmaceuticals (1.8%)
Angiotech Pharmaceuticals, Inc.*^	227,400	3,490,590
Impax Laboratories, Inc.*^	105,300	1,684,800
Inspire Pharmaceuticals, Inc.*^	8,900	72,624
IVAX Corp.*	24,425	482,882
Medicines Co.*	60,100	1,361,866
Medicis Pharmaceutical Corp., Class A	27,400	821,452
MGI Pharma, Inc.*	126,200	3,189,074
Prestige Brands Holdings, Inc.*	86,700	1,530,255
Salix Pharmaceuticals Ltd.*^	69,900	1,152,651
Sepracor, Inc.*	3,500	200,935
Taro Pharmaceuticals Industries Ltd.*^	39,720	1,253,563
Watson Pharmaceuticals, Inc.*	19,400	596,162

		15,836,854

Total Health Care		160,810,626

Industrials (15.8%)
Aerospace & Defense (2.7%)
Empresa Brasileira de Aeronautica S.A. (ADR)^	33,100	1,036,030

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Essex Corp.*^	76,000	$1,241,080
Hexcel Corp.*^	217,200	3,368,772
L-3 Communications Holdings, Inc.	10,700	759,914
Orbital Sciences Corp.*^	106,100	1,027,048
Precision Castparts Corp.	101,000	7,778,010
Rockwell Collins, Inc.	108,300	5,153,997
United Defense Industries, Inc.	43,900	3,223,138

		23,587,989

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	14,200	731,726
Expeditors International of Washington, Inc.	117,900	6,313,545
Forward Air Corp.	74,100	3,155,178

		10,200,449

Airlines (0.9%)
Republic Airways Holdings, Inc.*^	75,800	947,500
Southwest Airlines Co.	502,900	7,161,296

		8,108,796

Commercial Services & Supplies (5.2%)
CDI Corp.^	69,700	1,542,461
Corporate Executive Board Co.^	64,000	4,092,800
Education Management Corp.*	209,900	5,866,705
Jackson Hewitt Tax Service, Inc.^	49,200	1,029,264
LEGG Corp.*^	53,700	1,052,520
Manpower, Inc.	113,100	4,922,112
Monster Worldwide, Inc.*^	129,900	3,643,695
Navigant Consulting Co.*^	135,800	3,697,834
NCO Group, Inc.*	75,900	1,483,845
PRG-Schultz International, Inc.*	90,200	451,902
Resources Connection, Inc.*	126,900	2,656,017
Robert Half International, Inc.	12,700	342,392
Stericycle, Inc.*^	129,900	5,741,580
Strayer Education, Inc.^	67,450	7,643,434
Waste Connections, Inc.*^	21,400	743,650

		44,910,211

Construction & Engineering (0.5%)
Dycom Industries, Inc.*	183,800	4,225,562

Electrical Equipment (0.9%)
Ametek, Inc.	29,600	1,191,400
Rockwell Automation, Inc.	121,200	6,864,768

		8,056,168

Machinery (2.2%)
Briggs & Stratton Corp.^	26,000	946,660
CUNO, Inc.*	24,500	1,259,055
Flowserve Corp.*	108,200	2,799,134
Idex Corp.^	108,350	4,371,923
Joy Global, Inc.	42,000	1,472,520
Kennametal, Inc.	5,900	280,191
Manitowoc Co., Inc.	32,300	1,304,597
Oshkosh Truck Corp.	27,700	2,271,123
Pall Corp.	43,600	1,182,432
Reliance Steel & Aluminum Co.	24,900	996,249
Terex Corp.*	9,800	424,340
Wabash National Corp.	52,800	1,288,320

		18,596,544

Road & Rail (1.1%)
Hunt (J.B.) Transport Services, Inc.	23,200	1,015,464
Knight Transportation, Inc.	78,500	1,936,595
Landstar System, Inc.*	66,300	2,171,325
Overnite Corp.	41,400	1,324,386
Werner Enterprises, Inc.	158,675	3,083,055

		9,530,825

Trading Companies & Distributors (1.1%)
Fastenal Co.	38,900	2,151,559
Hughes Supply, Inc.	135,400	$4,028,150
MSC Industrial Direct Co.	101,900	3,114,064

		9,293,773

Total Industrials		136,510,317

Information Technology (29.1%)
Communications Equipment (1.9%)
Avaya, Inc.*	51,600	602,688
Avocent Corp.*	93,800	2,406,908
Comverse Technology, Inc.*	263,900	6,655,558
F5 Networks, Inc.*^	36,100	1,822,689
Plantronics, Inc..	76,800	2,924,544
ViaSat, Inc.*^	90,500	1,691,445

		16,103,832

Computers & Peripherals (0.9%)
LaserCard Corp.*^	30,500	151,890
Network Appliance, Inc.*	130,600	3,612,396
QLogic Corp.*	100,300	4,062,150

		7,826,436

Electronic Equipment & Instruments (5.3%)
Amphenol Corp., Class A	94,210	3,489,538
CDW Corp.	55,600	3,151,408
Coherent, Inc.*	55,300	1,866,928
Dolby Laboratories, Inc. Class A*	5,000	117,500
Electro Scientific Industries, Inc.*^	118,600	2,299,654
Flir Systems, Inc.*^	258,100	7,820,430
Jabil Circuit, Inc.*	195,250	5,568,530
Mettler-Toledo International, Inc.*	44,400	2,109,000
National Instruments Corp.^	108,000	2,921,400
Photon Dynamics, Inc.*^	15,300	291,618
Scansource, Inc.*^	92,500	4,794,275
Tektronix, Inc.	360,000	8,830,800
Trimble Navigation Ltd.*^	82,250	2,780,873

		46,041,954

Internet Software & Services (1.6%)
Ask Jeeves, Inc.*^	49,200	1,381,536
CNET Networks, Inc.*	28,500	269,040
Entrust, Inc.*	237,400	890,250
InfoSpace, Inc.*^	83,500	3,409,305
Marchex, Inc., Class B*^	61,800	1,151,952
ValueClick, Inc.*^	53,300	565,513
VeriSign, Inc.*	202,700	5,817,490
Websense, Inc.*	2,600	139,880

		13,624,966

IT Services (6.4%)
Affiliated Computer Services, Inc., Class A*	83,700	4,456,188
Alliance Data Systems Corp.*	284,600	11,497,840
Anteon International Corp.*	125,200	4,874,036
BearingPoint, Inc.*^	185,100	1,623,327
CACI International, Inc., Class A*	66,000	3,645,180
Cognizant Technology Solutions Corp., Class A*	217,200	10,034,640
Global Payments, Inc.^	156,500	10,092,685
Hewitt Associates, Inc., Class A*	18,100	481,460
Iron Mountain, Inc.*	118,900	3,429,076
Kanbay International, Inc.*	1,500	30,690
MAXIMUS, Inc.^	34,000	1,138,660
RightNow Technologies, Inc.*^	73,100	896,206
Sapient Corp.*^	494,200	3,629,899

		55,829,887

Semiconductors & Semiconductor Equipment (5.0%)
Actel Corp.*^	108,300	1,665,654
Altera Corp.*	27,300	539,994
Cabot Microelectronics Corp.*^	55,100	1,729,038

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Exar Corp.*^	264,200	$3,540,280
Formfactor, Inc.*^	154,100	3,488,824
Integrated Circuit Systems, Inc.*	95,500	1,825,960
International Rectifier Corp.*^	199,572	9,080,526
Intersil Corp., Class A	31,100	538,652
Lam Research Corp.*	105,150	3,034,629
Linear Technology Corp.	23,600	904,116
Microchip Technology, Inc.	36,400	946,764
Microtune, Inc.*^	188,800	813,728
NVIDIA Corp.*	215,400	5,117,904
Power Integrations, Inc.*	24,600	513,894
Semtech Corp.*	281,200	5,025,044
Silicon Image, Inc.*	53,900	542,234
Silicon Laboratories, Inc.*	50,000	1,485,500
Varian Semiconductor Equipment Associates, Inc.*	48,400	1,839,684
Zilog, Inc.*	84,100	433,115

		43,065,540

Software (8.0%)
Activision, Inc.*	514,967	7,621,505
Adobe Systems, Inc.	82,800	5,561,676
Altiris, Inc.*^	65,700	1,566,945
Amdocs Ltd.*	145,400	4,129,360
American Reprographics Co.*	247,100	3,545,885
Borland Software Corp.*	4,800	38,976
Catapult Communications Corp.*	57,200	1,221,220
Cognos, Inc.*	141,400	5,930,316
Fair Isaac Corp.	26,900	926,436
Filenet Corp.*^	80,800	1,840,624
Hyperion Solutions Corp.*^	48,800	2,152,568
Jack Henry & Associates, Inc.	61,100	1,099,189
JAMDAT Mobile, Inc.*	35,000	603,400
Kronos, Inc.*^	40,700	2,080,177
Macromedia, Inc.*	423,200	14,177,200
Mercury Interactive Corp.*	14,400	682,272
NAVTEQ Corp.*	78,550	3,405,143
NetIQ Corp.*	121,800	1,392,174
Quest Software, Inc.*	460,900	6,378,856
RSA Security, Inc.*	95,700	1,516,845
Salesforce.com, Inc.*	3,000	44,970
THQ, Inc.*^	59,200	1,665,888
Verity, Inc.*	14,500	137,025
Wind River Systems, Inc.*	99,600	1,501,968

		69,220,618

Total Information Technology		251,713,233

Materials (3.5%)
Chemicals (2.5%)
Cabot Corp.	104,383	3,489,524
FMC Corp.*	59,800	3,196,310
Georgia Gulf Corp.	63,000	2,896,740
Headwaters, Inc.*^	51,900	1,703,358
Lyondell Chemical Co.	30,800	859,936
Minerals Technologies, Inc.	42,700	2,808,806
Nova Chemicals Corp.	16,100	691,495
Potash Corp. of Saskatchewan, Inc.	45,800	4,007,958
Westlake Chemical Corp.	56,200	1,818,070

		21,472,197

Metals & Mining (1.0%)
Allegheny Technologies, Inc.	150,620	3,631,448
GrafTech International Ltd.*^	54,200	308,398
Peabody Energy Corp.	101,800	4,719,448

		8,659,294

Total Materials		30,131,491

Telecommunication Services (2.9%)
Wireless Telecommunication Services (2.9%)
InPhonic, Inc.*^	87,900	1,996,648
Nextel Partners, Inc., Class A*	624,000	$13,703,040
NII Holdings, Inc.*^	160,420	9,224,150

Total Telecommunication Services		24,923,838

Total Common Stocks (98.5%) (Cost $753,862,474)		851,936,570

	Principal Amount
SHORT-TERM DEBT SECURITIES:
Government Security (0.5%)
Federal Home Loan Bank
2.40%, 4/1/05	$4,120,000	4,119,725

	Number of Shares
Short-Term Fund of Cash Collateral for Securities Loaned (0.3%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	2,992,372	2,992,372

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (21.8%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$4,576,569	4,576,569
ABN Amro Bank, Tokyo
2.99%, 6/20/05	4,400,547	4,400,547
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	7,902,305	7,902,305
Banc of America Securities LLC
2.81%, 5/3/05	9,681,204	9,681,204
Barclays London
2.69%, 4/7/05	1,760,219	1,760,219
2.72%, 5/11/05	13,201,804	13,201,805
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	3,523,908	3,523,908
Credit Agricole S.A.
2.94%, 6/14/05	4,400,547	4,400,547
Crown Point Capital Company LLC
2.76%, 5/9/05	4,372,413	4,372,413
Depfa Bank Europe plc
3.17%, 9/12/05	5,280,657	5,280,657
Depfa Bank N.Y.
2.84%, 5/16/05	4,400,547	4,400,547
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	12,438,882	12,438,882
Dexia Bank Paris
2.77%, 5/18/05	8,801,095	8,801,095
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	47,701,934	47,701,935
Hartford Life, Inc.
2.82%, 3/31/06	1,408,175	1,408,175
HBOS Treasury Services plc
2.89%, 6/7/05	6,115,581	6,115,581
HSBC Finance Corp.
2.68%, 4/4/05	701,215	701,215
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	616,077	616,077
Lloyds Bank plc London
2.75%, 4/15/05	8,801,095	8,801,095
Monumental Global Funding II
2.53%, 7/1/05 (l)	1,937,818	1,937,818
New York Life Insurance Co.
2.96%, 6/30/05	4,400,547	4,400,547

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	$4,399,491	$4,399,491
Park Granada LLC
2.73%, 4/7/05	2,648,594	2,648,594
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	4,220,775	4,220,775
Societe Generale Tokyo
2.81%, 5/2/05	4,400,547	4,400,547
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	4,400,547	4,400,547
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	3,520,438	3,520,438
Unicredito Italiano Milan
3.17%, 9/12/05	4,400,547	4,400,547
Washington Mutual Bank FA
2.82%, 5/16/05	4,226,655	4,226,655

Total Short-Term Investments of Cash Collateral for Securities Loaned		188,640,735

Time Deposit (1.5%)
JPMorgan Chase Nassau
2.24%, 4/1/05	12,917,967	12,917,967

Total Short-Term Debt Securities (24.1%) (Amortized Cost $208,670,799)		208,670,799

Total Investments (122.6%) (Cost/Amortized Cost $962,533,273)		1,060,607,369
Other Assets Less Liabilities (-22.6%)		(195,758,465)

Net Assets (100%)		$864,848,904

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,615,551
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	170,357,940

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,764,161
Aggregate gross unrealized depreciation	(28,879,368)

Net unrealized appreciation	$94,884,793

Federal income tax cost of investments	$965,722,576

At March 31, 2005, the Portfolio had loaned securities with a total value of $188,048,357. This was secured by collateral of $191,633,107 which was received in cash and subsequently invested in short-term investmetns as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $553 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Auto Components (2.3%)
American Axle & Manufacturing Holdings, Inc.^	199,400	$4,885,300
Autoliv, Inc.	86,800	4,136,020
Bandag, Inc.^	3,400	159,732
BorgWarner, Inc.^	80,800	3,933,344
Compagnie Generale des Etablissements Michelin, Class B (Registered)	133,391	8,789,433
Cooper Tire & Rubber Co.^	231,000	4,241,160
Federal Screw Works	175	3,806
Modine Manufacturing Co.	28,200	827,106
R&B, Inc.*^	5,400	71,604
Standard Motor Products, Inc.^	20,300	237,510
Stoneridge, Inc.*^	2,700	32,967
TRW Automotive Holdings Corp.†(b)	62,000	1,084,194
TRW Automotive Holdings Corp.*	186,600	3,625,638

		32,027,814

Automobiles (0.0%)
Coachmen Industries, Inc.^	20,700	281,520

Distributors (0.1%)
Andersons, Inc.	4,998	154,938
Aristotle Corp.*	700	5,068
Beacon Roofing Supply, Inc.*^	8,588	187,948
Coast Distribution System	5,400	35,208
Handleman Co.^	13,300	252,168
Noland Co.^	400	18,952
Source Interlink Cos., Inc.*^	19,857	223,391

		877,673

Hotels, Restaurants & Leisure (2.5%)
Ambassadors Group, Inc.	7,092	237,015
Ark Restaurants Corp.	400	13,150
Aztar Corp.*^	21,400	611,184
Bally Total Fitness Holding Corp.*^	167,000	581,160
CBRL Group, Inc.^	206,890	8,544,557
Checkers Drive-In Restaurant, Inc.*	9,900	130,779
Choice Hotels International, Inc.^	6,100	377,895
CKE Restaurants, Inc.*^	86,900	1,377,365
Darden Restaurants, Inc.	268,700	8,243,716
Dave and Busters, Inc.*^	20,200	377,740
Dover Motorsports, Inc.	5,300	26,765
Famous Dave’s of America, Inc.*^	19,100	268,928
Frisch’s Restaurants, Inc.	2,200	57,178
Interstate Hotels & Resorts, Inc.*	15,700	75,674
J Alexander’s Corp.*	3,550	25,737
Landry’s Restaurants, Inc.^	43,200	1,249,344
Lone Star Steakhouse & Saloon, Inc.^	29,500	852,697
Luby’s, Inc.*	14,900	115,475
Marcus Corp.^	9,500	194,750
Nathan’s Famous, Inc.*	4,000	33,800
Navigant International, Inc.*^	19,000	259,540
Rubio’s Restaurants, Inc.*	400	4,000
Ruby Tuesday, Inc.^	237,900	5,778,591
Ryan’s Restaurant Group, Inc.*^	600	8,718
Sands Regent*	600	6,060
Station Casinos, Inc.	71,100	4,802,805
Vail Resorts, Inc.*^	36,400	919,100
Westcoast Hospitality Corp.*	2,800	19,460
Worldwide Restaurant Concepts, Inc.*	7,000	$35,700

		35,228,883

Household Durables (2.9%)
Acme United Corp.	500	7,000
American Biltrite, Inc.*	2,300	25,875
American Greetings Corp., Class A^	95,600	2,435,888
Basset Furniture Industries, Inc.^	18,600	366,420
Beazer Homes USA, Inc.^	27,000	1,346,220
Blount International, Inc.*	12,300	208,854
Boston Acoustics, Inc.	2,325	33,445
Brookfield Homes Corp.	13,300	561,393
Chromcraft Revington, Inc.*	11,500	157,780
Cobra Electronics Corp.*	4,300	32,465
CSS Industries, Inc.^	8,900	325,295
Decorator Industries, Inc.	2,100	19,635
Department 56, Inc.*	26,400	460,944
Dixie Group, Inc.*^	700	11,074
Enesco Group, Inc.*^	4,800	31,920
Flexsteel Industries, Inc.^	2,800	46,228
Hovnanian Enterprises, Inc., Class A*	61,800	3,151,800
KB Home	6,500	763,490
Kimball International, Inc., Class B^	21,500	311,750
Knape & Vogt Manufacturing Co.	2,900	36,244
Leggett & Platt, Inc.	223,300	6,448,904
M/I Homes, Inc.^	11,300	552,909
MDC Holdings, Inc.	53,053	3,695,141
National Presto Industries, Inc.^	2,000	80,600
Newell Rubbermaid, Inc.	92,600	2,031,644
P&F Industries, Inc., Class A*	719	10,828
Pulte Homes, Inc.	200	14,726
QEP Co., Inc.*	2,200	31,350
Ryland Group, Inc.	30,000	1,860,600
Technical Olympic USA, Inc.^	8,900	268,780
The Rowe Companies*	500	1,980
Toll Brothers, Inc.*	31,300	2,468,005
Universal Electronics, Inc.*^	6,457	108,994
Whirlpool Corp.	74,600	5,052,658
William Lyon Homes, Inc.*^	8,000	613,600
Yankee Candle Co., Inc.*	209,100	6,628,470

		40,202,909

Internet & Catalog Retail (0.1%)
Audible, Inc.*^	27,700	374,504
Blair Corp.^	19,200	633,024
Insight Enterprises, Inc.*	43,179	758,223
PC Mall, Inc.*^	282	3,502
Systemax, Inc.*^	14,100	76,704

		1,845,957

Leisure Equipment & Products (0.5%)
Aldila, Inc.	1,500	25,351
Brunswick Corp.	108,500	5,083,225
GameTech International, Inc.	3,290	9,771
JAKKS Pacific, Inc.*^	54,042	1,160,282
K2, Inc.*^	95,745	1,316,494

		7,595,123

Media (3.7%)
Cinram International, Inc.	470,000	9,972,228
Cox Radio, Inc., Class A*^	173,800	2,921,578
Dex Media, Inc.	287,400	5,934,810
Entercom Communications Corp.*^	86,550	3,074,256
Image Entertainment, Inc.*	100	547
Interpublic Group of Cos., Inc.*	571,485	7,017,836
Media General, Inc., Class A	28,600	1,768,910

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Opinion Research Corp.*	7,400	$51,874
Reader’s Digest Association, Inc. (Non-Voting)	51,700	894,927
Regent Communications, Inc.*^	8,763	46,882
Scholastic Corp.*^	48,462	1,787,763
UnitedGlobalCom, Inc., Class A*	1,214,726	11,491,308
Univision Communications, Inc., Class A*	102,600	2,840,994
Westwood One, Inc.*	159,500	3,245,825
World Wrestling Entertainment, Inc.	3,600	43,200

		51,092,938

Multiline Retail (1.5%)
Bon-Ton Stores, Inc.^	4,700	85,023
Federated Department Stores, Inc.	128,200	8,158,648
Gottschalks, Inc.*	2,800	28,980
May Department Stores Co.	321,550	11,903,781
Retail Ventures, Inc.*	24,400	222,284
ShopKo Stores, Inc.*^	50,500	1,122,110

		21,520,826

Specialty Retail (6.4%)
Aeropostale, Inc.*^	10,250	335,687
American Eagle Outfitters, Inc.	50,312	1,486,720
AnnTaylor Stores Corp.*	350,500	8,969,295
Bebe Stores, Inc.^	1,100	37,345
Books-A-Million, Inc.	31,300	284,830
Borders Group, Inc.	131,800	3,508,516
Burlington Coat Factory Warehouse Corp.	19,900	571,130
Cato Corp., Class A	5,500	177,375
Charming Shoppes, Inc.*	200,830	1,632,748
Children’s Place, Inc.*^	5,662	270,360
Dress Barn, Inc.*^	2,000	36,440
Finlay Enterprises, Inc.*^	14,400	190,224
Foot Locker, Inc.	439,400	12,874,420
GameStop Corp.*^	1,200	26,592
GameStop Corp., Class B*	3,526	78,630
Hastings Entertainment, Inc.*	1,800	12,006
Haverty Furniture Cos., Inc.^	6,600	100,650
Jo-Ann Stores, Inc.*	5,600	157,304
Lithia Motors, Inc.	3,300	84,513
Men’s Wearhouse, Inc.*	3,400	143,514
Office Depot, Inc.*	334,100	7,410,338
OfficeMax, Inc.^	217,650	7,291,275
Pomeroy IT Solutions, Inc.*^	16,000	238,400
Rent-A-Center, Inc.*	146,901	4,011,866
Rex Stores Corp.*	6,400	90,240
Ross Stores, Inc.^	203,400	5,927,076
Rush Enterprises, Inc., Class B*^	7,900	133,194
S&K Famous Brands, Inc.*	700	11,375
Sport Chalet, Inc.*	2,416	32,739
Stage Stores, Inc.*^	21,876	839,820
Stein Mart, Inc.*^	26,700	600,750
Steiner Leisure Ltd.*^	14,010	457,987
Syms Corp.*	1,900	25,175
Talbots, Inc.^	324,800	10,387,104
Tiffany & Co.	349,000	12,047,480
TJX Cos., Inc.	244,300	6,017,109
Toys R US, Inc.*	17,200	443,072
Trans World Entertainment Corp.*^	39,000	574,470
Zale Corp.*	73,200	2,175,504

		89,693,273

Textiles, Apparel & Luxury Goods (1.6%)
Ashworth, Inc.*^	20,037	228,221
Culp, Inc.*	15,300	90,270
Cutter & Buck, Inc.	3,000	42,060
Delta Apparel, Inc.	1,800	$53,280
G-III Apparel Group, Ltd.*	3,600	29,160
Haggar Corp.^	14,200	286,698
Hallwood Group, Inc.*	2,000	260,000
Hampshire Group Ltd.*	1,000	39,950
Hartmarx Corp.*	1,000	9,540
Jones Apparel Group, Inc.	269,620	9,029,574
Lazare Kaplan International, Inc.*	2,200	25,102
Liz Claiborne, Inc.	4,800	192,624
McRae Industries, Inc., Class A	4,200	47,796
Movado Group, Inc.^	19,800	366,300
Phillips-Van Heusen Corp.	45,900	1,222,776
Polo Ralph Lauren Corp.	53,100	2,060,280
Russell Corp.	34,500	623,760
Saucony, Inc., Class A*	6,500	147,550
Stride Rite Corp.	24,500	325,850
Superior Uniform Group, Inc.	700	9,576
Tandy Brands Accessories, Inc.	8,100	121,257
Timberland Co., Class A*	200	14,186
Tommy Hilfiger Corp.*	141,300	1,653,210
V.F. Corp.	66,000	3,903,240
Velcro Industries NV	800	10,584
Weyco Group, Inc.	3,000	131,340
Wolverine World Wide, Inc.	42,900	919,347

		21,843,531

Total Consumer Discretionary		302,210,447

Consumer Staples (2.3%)
Beverages (0.5%)
Cott Corp.*^	143,550	3,478,216
Hansen Natural Corp.*^	6,165	370,332
National Beverage Corp.*^	12,300	100,245
PepsiAmericas, Inc.^	103,200	2,338,512

		6,287,305

Food & Staples Retailing (0.4%)
Foodarama Supermarkets*	100	3,489
Longs Drug Stores Corp.^	53,700	1,837,614
Ruddick Corp.	40,600	939,890
Spartan Stores, Inc.*	700	7,448
SUPERVALU, Inc.	87,700	2,924,795
Village Super Market, Inc., Class A	100	4,139
Weis Markets, Inc.^	14,700	541,989

		6,259,364

Food Products (1.2%)
Bunge Ltd.	124,000	6,681,120
Cagle’s, Inc.*	1,400	12,880
Chiquita Brands International, Inc.^	68,300	1,829,074
Flowers Foods, Inc.	4,050	114,250
Lance, Inc.^	34,200	549,594
Omega Protein Corp.*	5,800	39,556
Ralcorp Holdings, Inc.	54,100	2,561,635
Seaboard Corp.^	680	729,640
Smithfield Foods, Inc.*	125,100	3,946,905
Tasty Baking Co.	5,200	43,628
Zapata Corp.*^	1,900	138,605

		16,646,887

Household Products (0.1%)
Central Garden & Pet Co.*^	33,870	1,485,538
Congoleum Corp.*	9,600	50,880
Oil-Dri Corp. of America	100	1,850

		1,538,268

Personal Products (0.1%)
Chattem, Inc.*^	700	31,129
Elizabeth Arden, Inc.*	27,090	643,117
Nature’s Sunshine Products, Inc.^	2,200	37,774
Parlux Fragrances, Inc.*^	3,800	82,270

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Weider Nutrition International, Inc.*	46,400	$282,576

		1,076,866

Total Consumer Staples		31,808,690

Energy (6.9%)
Energy Equipment & Services (3.4%)
Cooper Cameron Corp.*	170,200	9,737,142
Dawson Geophysical Co.*^	2,800	67,760
ENSCO International, Inc.	141,450	5,327,007
Grant Prideco, Inc.*	16,900	408,304
IHC Caland N.V.	116,261	7,403,831
Lufkin Industries, Inc.	1,970	95,131
Maverick Tube Corp.*^	62,100	2,018,871
NATCO Group, Inc.*^	27,500	298,925
National Oilwell Varco, Inc.*	5,316	248,257
NS Group, Inc.*	43,100	1,353,771
Oceaneering International, Inc.*	29,200	1,095,000
Offshore Logistics, Inc.*	7,200	239,904
Oil States International, Inc.*	28,300	581,565
Pride International, Inc.*	47,000	1,167,480
Tetra Technologies, Inc.*^	7,100	201,924
Tidewater, Inc.	114,200	4,437,812
Todco, Class A*	26,700	689,928
Transocean, Inc.*	211,550	10,886,363
Veritas DGC, Inc.*	26,500	793,940
W-H Energy Services, Inc.*	21,700	519,281
Willbros Group, Inc.*^	28,300	571,660

		48,143,856

Oil & Gas (3.5%)
Adams Resources & Energy, Inc.	400	8,340
Ashland, Inc.	78,400	5,289,648
Cabot Oil & Gas Corp., Class A^	2,000	110,300
Callon Petroleum Co.*^	23,800	369,852
Carrizo Oil & Gas, Inc.*^	32,272	548,301
Castle Energy Corp.	300	3,525
Chesapeake Energy Corp.^	179,800	3,944,812
Comstock Resources, Inc.*	13,800	396,612
Edge Petroleum Corp.*^	10,700	177,192
Energy Partners Ltd.*	44,700	1,160,859
EOG Resources, Inc.	106,600	5,195,684
Frontier Oil Corp.^	15,600	565,656
General Maritime Corp.*	51,200	2,480,128
KCS Energy, Inc.*^	54,000	829,440
Magnum Hunter Resources, Inc.*^	107,400	1,730,214
Maritrans, Inc.^	4,400	83,820
Meridian Resource Corp.*	2,200	11,352
Newfield Exploration Co.*	33,700	2,502,562
Noble Energy, Inc.	80,900	5,502,818
Nordic American Tanker Shipping Ltd.^	10,400	493,480
Overseas Shipholding Group, Inc.	34,000	2,138,940
Panhandle Royalty Co.	400	10,480
Patina Oil & Gas Corp.	35,500	1,420,000
Penn Virginia Corp.^	600	27,540
Plains Exploration & Production Co.*	3,100	108,190
Premcor, Inc.	15,600	931,008
Resource America, Inc., Class A^	8,770	307,344
Spinnaker Exploration Co.*	300	10,659
Stone Energy Corp.*^	1,000	48,570
Swift Energy Co.*^	900	25,596
Teekay Shipping Corp.^	89,400	4,018,530
TEL Offshore Trust^	2,100	17,157
Ultra Petroleum Corp.*	70,769	3,595,065
XTO Energy, Inc.	148,799	$4,886,559

		48,950,233

Total Energy		97,094,089

Financials (19.2%)
Capital Markets (2.5%)
A.G. Edwards, Inc.^	143,500	6,428,800
Affiliated Managers Group, Inc.*^	124,100	7,697,923
American Capital Strategies Ltd.^	75,265	2,364,074
Apollo Investment Corp.*	394,000	6,611,320
Capital Southwest Corp.	436	34,487
Knight Trading Group, Inc., Class A*	700	6,748
Maxcor Financial Group	2,783	32,670
MCG Capital Corp.^	11,700	180,005
Mellon Financial Corp.	214,450	6,120,403
Piper Jaffray Cos.*^	111,800	4,090,762
Raymond James Financial, Inc.	12,800	387,840
Stifel Financial Corp.*^	13,362	291,291
SWS Group, Inc.^	27,300	437,619

		34,683,942

Commercial Banks (3.7%)
1st Independence Financial Group, Inc.	1,500	28,470
1st Source Corp.^	8,600	183,438
ABC Bancorp^	1,440	24,322
Amcore Financial, Inc.^	36,500	1,031,125
American Community Bancshares, Inc.^	1,700	24,140
AmeriServ Financial, Inc.*	6,600	37,026
Auburn National Bancorporation, Inc.	1,500	33,165
BancFirst Corp.^	4,911	338,957
Banco Latinoamericano de Exportaciones S.A.	24,800	506,912
Bancorp Rhode Island, Inc.	700	26,180
Bank of Hawaii Corp.	58,200	2,634,132
Bank of Marin/California*	450	16,542
Banner Corp.^	8,837	238,334
Bar Harbor Bankshares	500	13,425
BNCCORP, Inc.*	4,200	59,531
BOE Financial Services of Virginia, Inc.	158	5,253
Britton & Koontz Capital Corp.	1,352	24,808
Camden National Corp.^	200	7,070
Capitol Bancorp Ltd.^	600	18,150
Carrollton Bancorp	115	1,718
Cascade Financial Corp.	575	10,637
Cass Information Systems, Inc.	550	21,175
CCF Holding Co.	675	12,744
City National Corp./California	42,800	2,988,296
Colonial Bancgroup, Inc.	77,199	1,584,123
Commerce Bancorp, Inc.	300	12,375
Community Bank Shares of Indiana, Inc.	880	18,480
Community Trust Bancorp, Inc.^	6,171	177,787
Community West Bancshares	200	2,440
Cornerstone Bancorp, Inc./Connecticut	1,324	42,368
Cowlitz Bancorp*	2,300	26,450
Desert Community Bank/California	220	6,019
ECB Bancorp, Inc.	1,000	30,500
First Bank of Delaware	4,721	14,635
First Charter Corp.^	1,000	22,590
First Citizens BancShares, Inc./North Carolina, Class A^	7,500	1,097,850
First Financial Corp./Indiana^	1,684	49,762

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
First M&F Corp.	1,500	$51,195
First South Bancorp, Inc./NC^	1,050	29,715
First West Virginia Bancorp, Inc.	200	4,280
FNB Financial Services Corp.	1,625	36,562
Glen Burnie Bancorp	360	7,560
Guaranty Bancshares, Inc./Texas	400	8,608
Habersham Bancorp	500	11,500
Hancock Holding Co.^	900	29,250
HF Financial Corp.	2,360	48,970
Hibernia Corp., Class A	37,500	1,200,375
Horizon Bancorp, Inc./Indiana	3,300	92,400
Integra Bank Corp.^	1,500	33,210
Intervest Bancshares Corp.*	1,800	32,400
Irwin Financial Corp.^	29,700	683,694
Leesport Financial Corp.	1,365	32,282
Long Island Financial Corp.	1,600	58,272
LSB Bancshares, Inc./North Carolina	2,000	34,198
LSB Corp.	5,000	88,700
MidWestOne Financial Group, Inc.	4,700	82,250
National Mercantile Bancorp*	600	8,009
North Fork Bancorp, Inc.	390,400	10,829,696
Northrim BanCorp, Inc.	2,470	61,750
Northway Financial, Inc.	300	10,350
Pacific Mercantile Bancorp*	2,700	36,828
Patriot National Bancorp, Inc.	1,200	21,900
Peoples Bancorp of North Carolina, Inc.	854	15,201
Peoples Banctrust Co., Inc.	1,400	22,400
Pinnacle Bancshares, Inc.	1,800	26,190
Princeton National Bancorp, Inc.	2,700	79,650
Provident Bankshares Corp.^	37,413	1,233,132
QCR Holdings, Inc.^	1,800	38,160
Republic Bancorp, Inc., Class A/Kentucky^	6,502	144,433
Republic Bancorp, Inc.,/Michigan	57,152	773,838
Republic First Bancorp, Inc.*	8,239	118,477
Salisbury Bancorp, Inc.	1,500	59,625
Silicon Valley Bancshares*^	66,134	2,913,864
South Financial Group, Inc.	144,078	4,400,142
Southside Bancshares, Inc.^	1,379	28,731
TD Banknorth, Inc.*	113,099	3,533,213
Team Financial, Inc.	3,300	46,233
UMB Financial Corp.^	9,994	568,858
UnionBanCal Corp.	85,500	5,236,875
United Bancshares, Inc.	1,400	21,434
United Financial Corp.	1,915	46,534
Unity Bancorp, Inc.	5,622	67,464
Wainwright Bank & Trust Co.	5,610	67,600
Washington Banking Co.	632	11,502
Westbank Corp.	735	12,532
Westcorp^	47,400	2,002,650
Yardville National Bancorp^	1,900	61,978
Zions Bancorp	79,000	5,452,580

		51,888,179

Consumer Finance (0.1%)
Advanta Corp., Class A	2,600	54,080
Consumer Portfolio Services*	7,700	37,961
Ezcorp, Inc., Class A*	13,800	183,264
First Marblehead Corp.*	1,200	69,036
WFS Financial, Inc.*	18,900	815,535

		1,159,876

Diversified Financial Services (0.7%)
California First National Bancorp	600	7,500
CIT Group, Inc.	250,000	9,500,000
ICT Group, Inc.*^	2,300	25,921
Medallion Financial Corp.^	6,905	$63,112

		9,596,533

Insurance (6.9%)
Ambac Financial Group, Inc.	157,800	11,795,550
American National Insurance Co.	17,687	1,873,053
American Physicians Capital, Inc.*^	18,758	642,836
American Safety Insurance Group Ltd.*	10,100	150,490
AmerUs Group Co.^	81,900	3,869,775
Argonaut Group, Inc.*^	1,800	38,196
Assurant, Inc.	358,940	12,096,278
CNA Financial Corp.*^	117,300	3,291,438
Commerce Group, Inc.^	37,800	2,342,844
Delphi Financial Group, Inc., Class A	44,750	1,924,250
Donegal Group, Inc., Class B	2,933	48,101
Everest Reinsurance Group Ltd.	52,200	4,442,742
FBL Financial Group, Inc., Class A^	12,260	343,280
First American Corp.	48,100	1,584,414
FPIC Insurance Group, Inc.*	2,000	64,300
Gallagher (Arthur J.) & Co.	184,000	5,299,200
Great American Financial Resources, Inc.^	6,800	115,192
HCC Insurance Holdings, Inc.	76,700	2,773,472
Horace Mann Educators Corp.	3,000	53,220
Max Reinsurance Capital Ltd.^	68,934	1,622,017
Meadowbrook Insurance Group, Inc.*	13,200	69,300
Midland Co.^	14,914	469,940
National Western Life Insurance Co., Class A*^	300	51,282
NYMAGIC, Inc.^	6,800	161,160
Ohio Casualty Corp.*^	3,700	85,026
Old Republic International Corp.	284,900	6,635,321
Platinum Underwriters Holdings Ltd.^	147,716	4,387,165
Presidential Life Corp.^	16,025	260,887
Reinsurance Group of America, Inc.^	260,200	11,079,316
RenaissanceReinsurance Holdings Ltd.	170,500	7,962,350
RTW, Inc.*	2,900	30,450
Scottish Annuity & Life Holdings Ltd.^	27,000	608,040
SCPIE Holdings, Inc.*	3,500	38,605
Selective Insurance Group, Inc.^	37,690	1,742,409
Stancorp Financial Group, Inc.	19,600	1,661,688
UICI^	3,800	92,150
Unico American Corp.*	300	3,000
United Fire & Casualty Co.^	16,782	567,735
Unitrin, Inc.	15,400	699,160
UnumProvident Corp.^	225,200	3,832,904
W.R. Berkley Corp.	34,050	1,688,880
Wesco Financial Corp.	310	119,344
Zenith National Insurance Corp.	11,600	601,576

		97,218,336

Real Estate (2.8%)
Avatar Holdings, Inc.*^	5,613	262,969
Bedford Property Investors, Inc. (REIT)^	32,900	718,207
Bluegreen Corp.*^	36,800	472,880
Boykin Lodging Co., Inc. (REIT)*^	4,300	40,979
Brandywine Realty Trust (REIT)	91,800	2,607,120

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Automotive Real Estate Investment Trust (REIT)	15,500	$513,360
CB Richard Ellis Services, Inc., Class A*	142,200	4,975,578
CBL & Associates Properties, Inc. (REIT)	43,500	3,110,685
Commercial Net Lease Realty (REIT)^	8,600	158,670
Correctional Properties Trust (REIT)^	19,900	502,475
CRT Properties, Inc. (REIT)^	28,900	629,442
Entertainment Properties Trust (REIT)^	45,400	1,880,922
Friedman, Billings, Ramsey Group, Inc., Class A (REIT)^	11,400	180,918
HRPT Properties Trust (REIT)^	378,800	4,511,508
ILX Resorts, Inc.^	1,100	11,253
iStar Financial, Inc. (REIT)	29,200	1,202,456
LTC Properties, Inc. (REIT)^	23,900	414,665
Mission West Properties, Inc. (REIT)^	21,500	227,900
National Health Investors, Inc. (REIT)^	43,200	1,122,336
National Health Realty, Inc. (REIT)^	10,900	202,740
New Plan Excel Realty Trust (REIT)	41,700	1,047,087
One Liberty Properties, Inc. (REIT)^	18,100	337,746
Origen Financial, Inc. (REIT)	10,400	71,864
Parkway Properties, Inc. (REIT)^	31,600	1,475,720
Pennsylvania Real Estate Investment Trust (REIT)^	21,800	878,976
Presidential Realty Corp., Class B (REIT)	600	5,400
PS Business Parks, Inc., Class A (REIT)	2,000	80,600
Reckson Associates Realty Corp. (REIT)	50,175	1,540,372
Senior Housing Properties Trust (REIT)^	10,100	168,468
Sizeler Properties Investors, Inc.(REIT)^	14,700	174,342
SL Green Realty Corp. (REIT)	84,500	4,750,590
Tarragon Corp. (REIT)*^	5,700	115,083
Trizec Properties, Inc. (REIT)	215,000	4,085,000
Urstadt Biddle Properties, Inc. (REIT)^	1,200	18,720
Windrose Medical Properties Trust (REIT)	3,900	53,469
Winston Hotels, Inc. (REIT)	50,200	587,340

		39,137,840

Thrifts & Mortgage Finance (2.5%)
Ameriana Bancorp	1,537	20,444
Anchor Bancorp Wisconsin, Inc.^	735	20,661
Bankunited Financial Corp., Class A*^	3,900	104,754
Berkshire Bancorp, Inc.	1,400	28,075
Berkshire Hills Bancorp, Inc.^	10,300	347,625
Camco Financial Corp.	200	2,806
Capital Crossing Bank*^	8,300	273,070
Capital Title Group, Inc.	14,460	88,640
Carver Bancorp, Inc.	700	13,090
Central Bancorp, Inc./Massachusetts	500	13,525
Centrue Financial Corp.*	2,200	60,500
CFS Bancorp, Inc.^	3,700	50,653
Commercial Federal Corp.^	64,000	1,769,600
Community Financial Corp.	3,100	$69,409
CORUS Bankshares, Inc.^	21,600	1,030,104
Doral Financial Corp.^	116,900	2,558,941
EFC Bancorp, Inc.	500	12,775
Elmira Savings Bank FSB	100	3,082
Federal Agriculture Mortgage Corp., Class C	20,400	356,796
FFW Corp.	200	3,600
Fidelity Bancorp, Inc./Pennsylvania	110	2,707
First Bancorp of Indiana, Inc.	1,600	30,800
First Bancshares, Inc./Missouri	200	4,130
First BancTrust Corp.	2,600	31,460
First Defiance Financial Corp.^	4,300	111,800
First Federal Bancshares of Arkansas, Inc.	2,100	49,728
First Federal Bancshares, Inc.	200	4,918
First Federal Bankshares, Inc.	4,200	91,686
First Franklin Corp.	1,700	29,750
First Keystone Financial, Inc.	1,400	29,540
First Place Financial Corp./Ohio^	18,467	337,946
FirstBank NW Corp.	970	27,160
FirstFed Financial Corp.*^	1,800	91,818
FMS Financial Corp.	782	15,421
Great Pee Dee Bancorp, Inc.	500	7,450
GS Financial Corp.	1,600	30,384
Guaranty Federal Bancshares, Inc.	1,200	27,060
HMN Financial, Inc.^	2,977	92,287
Home Federal Bancorp/Indiana	100	2,505
Home Loan Financial Corp.	180	3,285
Independence Community Bank Corp.	146,316	5,706,324
IndyMac Bancorp, Inc.^	113,500	3,859,000
ITLA Capital Corp.*	300	14,988
Lincoln Bancorp/Indiana	758	13,644
LSB Financial Corp.	238	6,071
MAF Bancorp, Inc.	27,296	1,133,876
MASSBANK Corp.	100	3,785
Matrix Bancorp, Inc.*	1,600	20,000
Mayflower Co-operative Bank	150	2,277
Meta Financial Group, Inc.	500	11,201
MFB Corp.	100	2,850
MutualFirst Financial, Inc.^	7,800	178,620
New Hampshire Thrift Bancshares, Inc.	2,200	35,913
Northeast Bancorp	500	10,235
Park Bancorp, Inc.	1,300	38,740
Parkvale Financial Corp.	200	5,560
Pennfed Financial Services, Inc.	200	2,968
Peoples Bancorp/Indiana	600	12,030
Peoples Bank/Connecticut	28,200	1,154,790
Peoples Community Bancorp, Inc.	300	7,050
PFF Bancorp, Inc.^	13,140	362,664
Pocahontas Bancorp, Inc.	1,500	23,925
Provident Bancorp, Inc.^	100	1,224
Provident Financial Holdings, Inc.^	2,731	81,220
PSB Bancorp, Inc./Pennsylvania*	4,999	79,034
R&G Financial Corp., Class B^	35,650	1,111,210
Radian Group, Inc.	130,800	6,244,392
South Street Financial Corp.	600	5,646
Sterling Financial Corp./Washington*	24,620	878,934
TF Financial Corp.	100	2,871
Timberland Bancorp, Inc./WA	4,200	93,030
Union Community Bancorp	600	9,674
United Community Financial Corp.^	47,090	522,228

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
W Holding Co., Inc.	33,602	$338,372
Washington Federal, Inc.^	52,229	1,217,458
Washington Savings Bank FSB/Maryland	100	1,167
Webster Financial Corp.	83,100	3,773,571
WSFS Financial Corp.^	3,443	180,964

		34,997,491

Total Financials		268,682,197

Health Care (9.8%)
Biotechnology (0.6%)
Charles River Laboratories International, Inc.*	177,400	8,344,896
Invitrogen Corp.*	3,300	228,360
Kendle International, Inc.*	19,800	227,700

		8,800,956

Health Care Equipment & Supplies (4.6%)
Allied Healthcare Products*	4,200	27,132
Atrion Corp.	300	14,590
Bausch & Lomb, Inc.	58,065	4,256,164
Beckman Coulter, Inc.	120,900	8,033,805
Bio-Logic Systems Corp.*	750	5,085
Bio-Rad Laboratories, Inc., Class A*	8,500	414,035
Compex Technologies, Inc.*	1,100	5,511
Conmed Corp.*^	9,940	299,393
Cooper Cos., Inc.	8,844	644,728
Dade Behring Holdings, Inc.*	43,477	2,562,100
Datascope Corp.	27,613	844,405
E-Z-Em, Inc.*	7,200	85,824
Edwards Lifesciences Corp.*	339,000	14,651,580
Hillenbrand Industries, Inc.^	154,600	8,575,662
Invacare Corp.	32,970	1,471,451
Mesa Laboratories, Inc.	600	8,282
Mine Safety Appliances Co.^	2,100	81,354
National Dentex Corp.*	2,250	44,325
New Brunswick Scientific, Inc.*	200	1,096
NMT Medical, Inc.*	500	4,100
PerkinElmer, Inc.	240,400	4,959,452
Respironics, Inc.*	24	1,398
Span-America Medical Systems, Inc.	500	5,130
Thermo Electron Corp.*	293,500	7,422,615
Varian, Inc.*^	253,150	9,591,853
West Pharmaceutical Services, Inc.^	29,400	702,660

		64,713,730

Health Care Providers & Services (2.3%)
Air Methods Corp.*	600	4,782
Allied Healthcare International, Inc.*	300	1,875
American Dental Partners, Inc.*	11,400	253,433
American Shared Hospital Services	40	218
Carriage Services, Inc.*^	17,300	96,361
Cerner Corp.*^	455	23,892
Coventry Health Care, Inc.*	95,100	6,480,114
Health Net, Inc.*	346,097	11,320,833
Henry Schein, Inc.*	34,000	1,218,560
Horizon Health Corp.*	200	8,500
Humana, Inc.*	152,100	4,858,074
Kindred Healthcare, Inc.*^	62,200	2,183,220
Medcath Corp.*^	7,800	228,540
National Home Health Care Corp	1,600	18,528
NWH, Inc	4,600	68,080
PacifiCare Health Systems, Inc.*	68,560	3,902,435
Parexel International Corp.*^	19,200	451,200
RehabCare Group, Inc.*	3,000	86,130
Stewart Enterprises, Inc.*^	60,100	$369,615
TriZetto Group*^	5,365	49,948
United American Healthcare Corp.*	1,100	6,347
Ventiv Health, Inc.*	12,700	292,100

		31,922,785

Pharmaceuticals (2.3%)
Alpharma, Inc., Class A^	58,600	721,952
Barr Pharmaceuticals, Inc.*	234,100	11,431,103
Biovail Corp.*	129,500	1,952,860
Discovery Partners International, Inc.*	36,700	117,440
Endo Pharmaceuticals Holdings, Inc.*	386,800	8,722,340
First Horizon Pharmaceutical Corp.*^	30,005	506,484
Impax Laboratories, Inc.*^	156,700	2,507,200
Par Pharmaceutical Cos., Inc.*^	144,900	4,845,456
Theravance, Inc.*	87,300	1,593,225

		32,398,060

Total Health Care		137,835,531

Industrials (11.6%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	137,700	9,838,665
Allied Defense Group, Inc.*	9,900	242,451
Armor Holdings, Inc.*^	33,400	1,238,806
Aviall, Inc.*^	29,300	820,400
Esterline Technologies Corp.*^	38,200	1,319,810
Goodrich Corp	204,700	7,837,963
Hawk Corp.*	15,000	153,000
Hexcel Corp.*	52,800	818,928
Precision Castparts Corp.	2,114	162,799
Sequa Corp., Class A*	6,700	347,395
Sparton Corp.*	1,400	13,062

		22,793,279

Air Freight & Logistics (0.3%)
AirNet Systems, Inc.*	11,000	52,030
EGL, Inc.*	24,242	552,718
Hub Group, Inc., Class A*	5,900	369,753
Park-Ohio Holdings Corp.*^	800	14,992
Ryder System, Inc.	73,880	3,080,796

		4,070,289

Airlines (0.8%)
Alaska Air Group, Inc.*^	33,600	989,184
Continental Airlines, Inc., Class B*^	18,041	217,214
ExpressJet Holdings, Inc.*^	47,000	536,270
MAIR Holdings, Inc.*^	13,748	122,632
Northwest Airlines Corp.*^	120,400	805,476
Southwest Airlines Co.	595,600	8,481,344

		11,152,120

Building Products (1.0%)
ElkCorp^	800	30,768
Griffon Corp.*	900	19,269
Insteel Industries, Inc.*	2,200	33,044
International Aluminum Corp.	2,600	86,346
Jacuzzi Brands, Inc.*	2,100	20,496
Lennox International, Inc.^	100,900	2,211,728
NCI Building Systems, Inc.*	2,700	104,220
Patrick Industries, Inc.*	1,400	14,350
Universal Forest Products, Inc	14,890	578,476
Water Pik Technologies Inc.*^	4,100	80,770
York International Corp.^	276,700	10,841,106

		14,020,573

Commercial Services & Supplies (1.7%)
Ambassodors International, Inc.	7,487	105,050

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Amrep Corp.	100	$2,450
Angelica Corp.^	8,400	235,200
AT Cross Co., Class A*	6,600	38,940
Brink’s Co.	23,600	816,560
Casella Waste Systems, Inc.*	1,700	22,491
Century Business Services, Inc.*^	4,200	17,220
Consolidated Graphics, Inc.*	3,200	168,320
Cornell Cos., Inc.*	13,500	170,100
Duratek, Inc.*^	7,663	152,877
Ecology And Environment, Inc.	4,800	33,984
Electro Rent Corp.*^	13,000	174,460
Exponent, Inc.*^	8,100	193,509
First Consulting Group, Inc.*	19,900	103,480
Heidrick & Struggles, Inc.*^	7,900	290,483
IKON Office Solutions, Inc.	1,500	14,835
Insurance Auto Auctions, Inc.*^	11,550	321,667
Kelly Services, Inc., Class A	25,235	726,516
Laureate Education, Inc.*	33,955	1,452,934
Layne Christensen Co.*^	3,000	51,810
Mac-Gray Corp.*	1,400	11,830
Nashua Corp.*	1,000	8,700
NCO Group, Inc.*	50,103	979,514
Outlook Group Corp.^	3,560	26,095
R.R. Donnelley & Sons Co.	215,500	6,814,110
RCM Technologies, Inc.*	200	1,008
Steelcase, Inc., Class A^	113,100	1,560,780
TeleTech Holdings, Inc.*^	59,224	765,174
Tufco Technologies, Inc.*	1,000	6,450
United Rentals, Inc.*^	145,250	2,935,502
United Stationers, Inc.*^	123,000	5,565,750
Vertrue, Inc.*^	700	24,808
Volt Information Sciences, Inc.*	5,000	120,750
Waste Industries USA, Inc.	12,750	177,225
Willis Lease Finance Corp.*	8,800	72,600

		24,163,182

Construction & Engineering (0.8%)
EMCOR Group, Inc.*^	138,240	6,472,397
Granite Construction, Inc.	74,300	1,951,861
Insituform Technologies, Inc., Class A*^	21,579	313,111
McDermott International, Inc.*	63,900	1,209,627
Michael Baker Corp.*	5,200	114,660
URS Corp.*	58,700	1,687,625

		11,749,281

Electrical Equipment (0.4%)
Acuity Brands, Inc.^	61,100	1,649,700
Channell Commercial Corp.*	300	2,259
Chase Corp.	1,100	17,292
Energy Conversion Devices, Inc.*^	37,261	846,942
EnerSys*	1,200	15,720
Espey Manufacturing & Electronics Corp.	200	5,270
Genlyte Group, Inc.*	1,118	100,586
Lamson & Sessions Co.*	8,500	84,575
Misonix, Inc.*	2,800	16,800
Preformed Line Products Co.	6,600	197,934
Regal Beloit Corp.^	55,900	1,609,361
SL Industries, Inc.*	7,300	101,981
Woodward Governor Co.^	23,004	1,649,387

		6,297,807

Industrial Conglomerates (0.2%)
Standex International Corp.^	25,200	687,960
Teleflex, Inc.	4,400	225,192
Tredegar Corp.^	43,000	724,980
United Capital Corp.*	900	21,996
Walter Industries, Inc.^	12,800	544,640

		2,204,768

Machinery (3.2%)
Alamo Group, Inc.^	100	$2,474
Astec Industries, Inc.*^	12,689	279,792
Collins Industries, Inc.	1,600	8,640
Cummins, Inc.	7,900	555,765
Dover Corp.^	188,700	7,130,973
Eastern Co.	3,600	79,560
EnPro Industries, Inc.*^	20,600	566,500
ESCO Technologies, Inc.*^	20,000	1,607,000
Flanders Corp.*^	3,385	38,183
Gehl Co.*^	12,000	320,520
Global Payment Technologies, Inc.	350	2,198
Greenbrier Cos., Inc.^	5,200	182,468
Hardinge, Inc.	3,862	51,944
Harsco Corp.	61,800	3,683,898
K-Tron International*	1,200	36,528
Kennametal, Inc.	20,100	954,549
LB Foster Co., Class A*	9,800	88,543
NACCO Industries, Inc., Class A^	5,700	581,058
Oshkosh Truck Corp.	15,700	1,287,243
Pall Corp.	222,400	6,031,488
Parker-Hannifin Corp.	94,300	5,744,756
Reliance Steel & Aluminum Co.^	17,400	696,174
Robbins & Myers, Inc.^	24,500	539,245
SPX Corp.	111,500	4,825,720
Starret (L.S.) Co. Class A	6,400	124,160
Sun Hydraulics, Inc.	3,400	102,204
Supreme Industries, Inc., Class A	2,800	17,556
Tecumseh Products Co., Class B	300	11,625
Tennant Co.	500	19,345
Terex Corp.*	2,500	108,250
Thomas Industries, Inc.	500	19,820
Timken Co.	95,200	2,602,768
Todd Shipyards Corp.	1,300	24,596
Toro Co.^	10,100	893,850
Trinity Industries, Inc.^	197,100	5,552,307
Twin Disc, Inc.	3,300	81,213
Watts Water Technologies, Inc., Class A^	1,400	45,654

		44,898,567

Marine (0.2%)
Alexander & Baldwin, Inc.	57,500	2,369,000

Road & Rail (0.5%)
Celadon Group, Inc.*	13,275	246,251
Covenant Transport, Inc., Class A*^	2,268	39,917
Marten Transport Ltd.*	3,150	67,189
Overnite Corp.^	22,777	728,636
Transport Corp. of America, Inc.*	800	7,056
U.S. Xpress Enterprises, Inc., Class A*^	10,100	165,135
USA Truck, Inc.* .	1,800	41,310
Yellow Roadway Corp.*^	86,800	5,081,272

		6,376,766

Trading Companies & Distributors (0.9%)
Applied Industrial Technologies, Inc.^	36,300	987,360
First Aviation Services, Inc.*	500	2,350
Grainger (W.W.), Inc.	137,500	8,562,125
Hughes Supply, Inc.	67,600	2,011,100
Huttig Building Products, Inc.*^	25,300	276,529
Industrial Distribution Group, Inc.*	11,700	104,715
Lawson Products, Inc.^	609	28,501
Valley National Gases, Inc.^	3,600	58,968

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Watsco, Inc., Class B	100	$4,150

		12,035,798

Total Industrials		162,131,430

Information Technology (14.8%)
Communications Equipment (1.3%)
Andrew Corp.*^	639,900	7,493,229
Avocent Corp.*	57,637	1,478,965
Blonder Tongue Laboratories	2,200	7,964
Communications Systems, Inc.	7,900	90,060
Digi International, Inc.*	30,045	412,217
Harris Corp.	70,600	2,305,090
Redback Networks, Inc.*^	67,600	404,248
SafeNet, Inc.*^	13,297	389,735
Scientific-Atlanta, Inc.	173,500	4,896,170
Symmetricom, Inc.*^	75,764	840,223
ViaSat, Inc.*^	5,900	110,271

		18,428,172

Computers & Peripherals (0.7%)
Diebold, Inc.	2,300	126,155
Interphase Corp.*	1,300	8,281
M-Systems Flash Disk Pioneers Ltd.*	2,300	50,692
Printronix, Inc.^	700	11,270
QLogic Corp.*	80,500	3,260,250
SBS Technologies, Inc.*^	1,500	16,725
Seagate Technology*	142,500	2,785,875
Storage Technology Corp.*	92,200	2,839,760
Tripos, Inc.*	12,600	52,290

		9,151,298

Electronic Equipment & Instruments (3.6%)
American Technical Ceramics Corp.*	1,100	8,778
Amphenol Corp., Class A	11,900	440,776
Anixter International, Inc.*^	132,150	4,777,222
Arrow Electronics, Inc.*	619,350	15,700,522
Bonso Electronic International, Inc.	1,000	4,420
Celestica, Inc.*^	522,895	7,064,311
Checkpoint Systems, Inc.*^	29,200	492,896
Frequency Electronics, Inc.	14,900	158,834
Gerber Scientific, Inc.*^	34,600	251,888
GTSI Corp.*	13,200	128,040
LeCroy Corp.*	1,443	24,719
MTS Systems Corp.^	8,838	256,567
O.I. Corp.*	4,500	48,375
OYO Geospace Corp.*	10,600	207,760
PAR Technology Corp.*	12,300	191,511
Park Electrochemical Corp.	42,700	865,102
Perceptron, Inc.*	9,000	71,100
RadiSys Corp.*^	18,755	265,570
Spectrum Control, Inc.*	11,100	82,917
Sypris Solutions, Inc.^	12,322	132,092
Tektronix, Inc.	155,700	3,819,321
TESSCO Technologies, Inc.*	2,900	43,790
Vishay Intertechnology, Inc.*^	1,236,350	15,367,830
X-Rite, Inc.	20,840	313,434

		50,717,775

Internet Software & Services (0.1%)
EarthLink, Inc.*	195,282	1,757,538
Keynote Systems, Inc.*	2,880	34,186
Marchex, Inc., Class B*^	7,900	147,256

		1,938,980

IT Services (1.9%)
BearingPoint, Inc.*^	427,900	3,752,683
Ciber, Inc.*^	88,300	641,941
Cognizant Technology Solutions Corp., Class A*	56,368	2,604,202
Computer Task Group, Inc.*	7,200	$28,656
Covansys Corp.*	18,000	268,470
CSP, Inc.*	200	1,704
EdgewaterTechnology, Inc.*	8,800	36,784
eFunds Corp.*	27,260	608,443
Forrester Research, Inc.*^	11,738	165,271
Manatron, Inc.*	4,500	40,995
Manchester Technologies, Inc.*	1,600	9,008
MPS Group, Inc.*	202,100	2,124,071
Pegasus Solutions, Inc.*^	13,900	164,298
Perot Systems Corp., Class A*	40,200	540,288
Sungard Data Systems, Inc.*	287,800	9,929,100
SYKES Enterprises, Inc.*^	53,545	367,854
TechTeam Global, Inc.*	4,200	46,326
Tier Technologies, Inc., Class B*^	38,400	283,008
TSR, Inc.	8,700	70,209
Unisys Corp.*	650,200	4,590,412

		26,273,723

Semiconductors & Semiconductor Equipment (6.5%)
Advanced Power Technology, Inc.*	400	2,840
Agere Systems, Inc., Class A*^	3,208,400	4,588,012
Cohu, Inc.^	14,000	223,300
Cypress Semiconductor Corp.*^	732,400	9,228,240
Fairchild Semiconductor International, Inc., Class A*	444,900	6,820,317
Freescale Semiconductor, Inc.,
Class A*^	111,700	1,893,315
Class B*	296,800	5,119,800
International Rectifier Corp.*^	99,500	4,527,250
Intersil Corp., Class A	280,800	4,863,456
Intest Corp.*	7,180	29,869
Lam Research Corp.*	338,535	9,770,120
Microsemi Corp.*	25,839	420,917
National Semiconductor Corp.	555,470	11,448,236
Novellus Systems, Inc.*	416,600	11,135,718
Semitool, Inc.*^	1,200	12,240
Teradyne, Inc.*	907,400	13,248,040
Varian Semiconductor Equipment Associates, Inc.*^	208,700	7,932,687
Virage Logic Corp.*^	30,100	329,896

		91,594,253

Software (0.7%)
American Software, Inc., Class A	39,200	254,408
Autodesk, Inc.	5,766	171,596
Borland Software Corp.*	33,600	272,832
ePlus, Inc.*	12,800	149,376
Evans & Sutherland Computer Co.*	1,193	6,561
JDA Software Group, Inc.*	1,309	18,378
Mapinfo Corp.*^	900	10,836
Moldflow Corp.*^	4,600	73,554
Netmanage, Inc.*	12,000	79,320
NetScout Systems, Inc.*^	1,573	7,000
Phoenix Technologies Ltd.*	700	6,664
Reynolds & Reynolds Co.	195,575	5,292,259
SPSS, Inc.*	19,859	345,348
Take-Two Interactive Software, Inc.*	37,800	1,477,980
Trident Microsystems, Inc.*^	16,132	285,214
Witness Systems, Inc.*^	36,941	648,315

		9,099,641

Total Information Technology		207,203,842

Materials (6.6%)
Chemicals (2.1%)
American Pacific Corp.	1,600	11,600

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Arch Chemicals, Inc.^	34,400	$979,368
Atlantis Plastics, Inc.*	2,100	49,875
Bairnco Corp.	200	2,304
Cytec Industries, Inc.	47,100	2,555,175
Eastman Chemical Co.	46,000	2,714,000
Engelhard Corp.	218,700	6,567,561
FMC Corp.*	38,400	2,052,480
Georgia Gulf Corp.	23,500	1,080,530
Great Lakes Chemical Corp.	99,300	3,189,516
Hercules, Inc.*	20,600	298,288
Huntsman Corp.*	270,900	6,317,388
LESCO, Inc.*	4,100	59,450
LSB Industries, Inc.*	4,400	32,384
Mosaic Co.*^	81,860	1,396,532
RPM International, Inc.	1,600	29,248
Schulman (A.), Inc.^	45,946	800,379
Stepan Co.^	6,300	148,113
Summa Industries	370	3,293
Terra Industries, Inc.*^	117,200	909,472

		29,196,956

Construction Materials (0.4%)
Ameron International Corp.^	12,600	453,600
Eagle Materials, Inc.^	7,100	574,674
Florida Rock Industries, Inc.	12,150	714,663
Martin Marietta Materials, Inc.	23,873	1,334,978
Rinker Group Ltd.	156,767	1,309,685
Texas Industries, Inc.	2,600	139,750
U.S. Concrete, Inc.*^	48,400	303,468
United States Lime & Minerals, Inc.*	500	7,875

		4,838,693

Containers & Packaging (1.2%)
Chesapeake Corp.	26,000	546,520
Owens-Illinois, Inc.*	39,300	988,002
Pactiv Corp.*	412,200	9,624,870
Peak International, Ltd.*	2,800	10,640
Rock-Tenn Co., Class A	3,600	47,880
Smurfit-Stone Container Corp.*	375,100	5,802,797

		17,020,709

Metals & Mining (2.3%)
Arch Coal, Inc.^	119,200	5,126,792
Brush Engineered Materials, Inc.*	10,900	207,427
Cleveland-Cliffs, Inc.^	14,800	1,078,476
Commercial Metals Co.^	82,600	2,799,314
Compass Minerals International, Inc.^	4,900	124,705
Consol Energy, Inc.	40,800	1,918,416
GrafTech International Ltd.*^	714,500	4,065,505
Grupo IMSA S.A. de C.V. (ADR)	29,900	624,611
Inco Ltd.*	133,500	5,313,300
Metal Management, Inc.^	39,496	1,014,257
Northwest Pipe Co.*	5,000	123,450
Nucor Corp.	31,412	1,808,074
Olympic Steel, Inc.*^	14,100	252,108
Oregon Steel Mills, Inc.*^	78,500	1,805,500
Quanex Corp.^	7,200	383,904
Roanoke Electric Steel Corp.	13,613	281,517
Rock of Ages Corp.	8,500	56,100
Ryerson Tull, Inc.^	32,000	405,440
Schnitzer Steel Industries, Inc.^	14,900	502,577
Southern Peru Copper Corp.^	27,400	1,519,604
Steel Dynamics, Inc.^	70,300	2,421,835
Steel Technologies, Inc.^	4,000	95,960
Synalloy Corp.*	2,124	21,665
United States Steel Corp.	4,200	213,570

		32,164,107

Paper & Forest Products (0.6%)
Deltic Timber Corp.	500	$19,550
Louisiana-Pacific Corp.^	163,700	4,115,418
Sappi Ltd. (ADR)^	357,300	4,394,790

		8,529,758

Total Materials		91,750,223

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.1%)
Atlantic Tele-Network, Inc.	1,700	54,434
Citizens Communications Co.	156,500	2,025,110
CT Communications, Inc.^	10,900	114,777
D&E Communications, Inc.^	2,100	19,173
Hector Communications Corp.	1,980	42,570
Shenandoah Telecommunications Co.^	119	3,689

		2,259,753

Wireless Telecommunication Services (0.5%)
Crown Castle International Corp.*	4,400	70,664
EMS Technologies, Inc.*^	11,600	157,760
Nextel Partners, Inc., Class A*	2,800	61,488
NII Holdings, Inc.*^	4,543	261,223
Price Communications Corp.*	22,725	397,687
Telephone & Data Systems, Inc.	53,800	4,390,080
U.S. Cellular Corp.*	28,300	1,291,329

		6,630,231

Total Telecommunication Services		8,889,984

Utilities (4.0%)
Electric Utilities (2.9%)
Alliant Energy Corp.	189,400	5,072,132
Central Vermont Public Service Corp.^	20,900	469,832
Duquesne Light Holdings, Inc.^	106,300	1,904,896
Edison International, Inc.	118,500	4,114,320
El Paso Electric Co.*	19,300	366,700
Green Mountain Power Corp.	7,500	219,750
Hawaiian Electric Industries, Inc.^	300	7,656
Maine & Maritimes Corp.	36	909
Northeast Utilities	55,200	1,063,704
Pinnacle West Capital Corp.	116,190	4,939,237
PNM Resources Inc.	120,050	3,202,934
PPL Corp.	181,700	9,809,983
UIL Holdings Corp.^	5,300	268,445
Westar Energy, Inc.	184,000	3,981,760
Wisconsin Energy Corp.	154,100	5,470,550

		40,892,808

Gas Utilities (0.3%)
Atmos Energy Corp.^	25,900	699,300
Chesapeake Utilities Corp.^	1,400	37,240
New Jersey Resources Corp.	100	4,353
South Jersey Industries, Inc.^	24,900	1,404,360
UGI Corp.^	63,600	2,888,712

		5,033,965

Multi-Utilities & Unregulated Power (0.7%)
MDU Resources Group, Inc.	44,850	1,238,757
Oneok, Inc.^	149,500	4,607,590
Questar Corp.	60,600	3,590,550

		9,436,897

Water Utilities (0.1%)
California Water Service Group^	18,400	614,008
SJW Corp.^	4,300	151,059

		765,067

Total Utilities		56,128,737

Total Common Stocks (97.4%) (Cost $1,197,714,549)		1,363,735,170

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Short-Term Fund of Cash Collateral for Securities Loaned (0.3%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	4,089,831	$4,089,831

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (18.4%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$6,255,036	6,255,036
ABN Amro Bank, Tokyo
2.99%, 6/20/05	6,014,457	6,014,457
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	10,800,492	10,800,492
Banc of America Securities LLC
2.81%, 5/3/05	13,231,806	13,231,806
Barclays London
2.69%, 4/7/05	2,405,783	2,405,783
2.72%, 5/11/05	18,043,593	18,043,593
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	4,816,309	4,816,309
Credit Agricole S.A.
2.94%, 6/14/05	6,014,457	6,014,457
Crown Point Capital Company LLC
2.76%, 5/9/05	5,976,005	5,976,005
Depfa Bank Europe plc
3.17%, 9/12/05	7,217,349	7,217,349
Depfa Bank N.Y.
2.84%, 5/16/05	6,014,457	6,014,457
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	17,000,867	17,000,867
Dexia Bank Paris
2.77%, 5/18/05	12,028,915	12,028,915
Greenwich Capital Holdings, Inc.
2.95%, 4/1/05	65,196,718	65,196,718
Hartford Life, Inc.
2.82%, 3/31/06	1,924,626	1,924,626
HBOS Treasury Services plc
2.89%, 6/7/05	8,358,482	8,358,482
HSBC Finance Corp.
2.68%, 4/4/05	958,388	958,388
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	842,024	842,024
Lloyds Bank plc London
2.75%, 4/15/05	12,028,915	12,028,915
Monumental Global Funding II
2.53%, 7/1/05 (l)	2,648,517	2,648,517
New York Life Insurance Co.
2.96%, 6/30/05	$6,014,457	$6,014,457
Nordea Bank N.Y.
2.85%, 9/6/05 (l)	6,013,014	6,013,014
Park Granada LLC
2.73%, 4/7/05	3,619,971	3,619,971
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	5,768,752	5,768,752
Societe Generale Tokyo
2.81%, 5/2/05	6,014,457	6,014,457
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	6,014,457	6,014,457
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	4,811,566	4,811,566
Unicredito Italiano Milan
3.17%, 9/12/05	6,014,457	6,014,457
Washington Mutual Bank FA
2.82%, 5/16/05	5,776,789	5,776,789

Total Short-Term Investments of Cash Collateral for Securities Loaned		257,825,116

Time Deposit (2.9%)
JPMorgan Chase Nassau
2.24%, 4/1/05	40,996,630	40,996,629

Total Short-Term Debt Securities (21.6%) (Amortized Cost $302,911,576)		302,911,576

Total Investments (119.0%) (Cost/Amortized Cost $1,500,626,125)		1,666,646,746
Other Assets Less Liabilities (-19.0%)		(266,200,808)

Net Assets (100%)		$1,400,445,938

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,084,194 or 0.08% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

AXA PREMIER VIP TRUST

AXA PREMIER VIP SMALL/MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$236,488,263
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	177,401,248

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$201,917,933
Aggregate gross unrealized depreciation	(39,650,466)

Net unrealized appreciation	$162,267,467

Federal income tax cost of investments	$1,504,379,279

At March 31, 2005, the Portfolio had loaned securities with a total value of $256,669,862. This was secured by collateral of $261,914,947 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $1,387 as brokerage commissions with Advest, Inc., and $856 with Bernstein (Sanford C.) & Co., affiliated broker/dealers.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.6%)
Household Durables (0.3%)
Sony Corp.	39,700	$1,584,882

Internet & Catalog Retail (2.7%)
eBay, Inc.*	65,730	2,449,100
IAC/InterActiveCorp*^	244,255	5,439,559
Shanda Interactive Entertainment Ltd. (ADR)*^	134,350	4,057,370

		11,946,029

Media (1.6%)
DreamWorks Animation SKG, Inc., Class A*	1,350	54,958
Pixar*^	67,025	6,538,289
XM Satellite Radio Holdings, Inc., Class A*^	24,860	783,090

		7,376,337

Total Consumer Discretionary		20,907,248

Energy (1.8%)
Energy Equipment & Services (1.7%)
Cooper Cameron Corp.*	14,900	852,429
Diamond Offshore Drilling, Inc.	18,320	914,168
Halliburton Co.	13,000	562,250
Nabors Industries Ltd.*	9,350	552,959
National Oilwell Varco, Inc.*	14,290	667,343
Schlumberger Ltd.	23,860	1,681,653
Smith International, Inc.	12,240	767,815
Transocean, Inc.*	17,500	900,550
Weatherford International Ltd.*	12,830	743,370

		7,642,537

Oil & Gas (0.1%)
Ultra Petroleum Corp.*	10,450	530,860

Total Energy		8,173,397

Health Care (2.8%)
Biotechnology (0.4%)
Biogen Idec, Inc.*	37,490	1,293,780
Vicuron Pharmaceuticals, Inc.*	22,920	361,219

		1,654,999

Health Care Equipment & Supplies (0.3%)
Guidant Corp.	16,640	1,229,696

Health Care Providers & Services (0.7%)
PacifiCare Health Systems, Inc.*	22,910	1,304,037
WellPoint, Inc.*	16,910	2,119,669

		3,423,706

Pharmaceuticals (1.4%)
IVAX Corp.*	109,720	2,169,164
Johnson & Johnson	60,710	4,077,284

		6,246,448

Total Health Care		12,554,849

Industrials (2.2%)
Aerospace & Defense (0.7%)
United Technologies Corp.	28,580	2,905,443

Commercial Services & Supplies (1.0%)
Manpower, Inc.	30,000	1,305,600
Monster Worldwide, Inc.*	118,980	3,337,389

		4,642,989

Industrial Conglomerates (0.5%)
Tyco International Ltd.	64,210	2,170,298

Total Industrials		9,718,730

Information Technology (86.0%)
Communications Equipment (13.0%)
Cisco Systems, Inc.*	722,895	12,932,592
Comverse Technology, Inc.*	246,770	$6,223,540
Corning, Inc.*	786,400	8,752,632
F5 Networks, Inc.*^	85,560	4,319,924
Juniper Networks, Inc.*	122,840	2,709,850
Motorola, Inc.	338,700	5,070,339
Nokia OYJ (ADR)*	541,975	8,362,674
QUALCOMM, Inc.	204,880	7,508,852
Scientific-Atlanta, Inc.	94,100	2,655,502

		58,535,905

Computers & Peripherals (12.5%)
Apple Computer, Inc.*	145,270	6,053,401
Avid Technology, Inc.*^	39,630	2,144,776
Dell, Inc.*	59,400	2,282,148
EMC Corp.*	770,465	9,492,129
Hewlett-Packard Co.	443,490	9,730,170
Hutchinson Technology, Inc.*^	84,200	2,928,476
International Business Machines Corp.	26,800	2,448,984
NCR Corp.*	215,920	7,285,141
QLogic Corp.*	52,900	2,142,450
SanDisk Corp.*	298,790	8,306,362
Seagate Technology*	138,020	2,698,291
Sun Microsystems, Inc.*	11,120	44,925
Telvent GIT S.A.*^	69,670	693,216

		56,250,469

Electronic Equipment & Instruments (3.4%)
Agilent Technologies, Inc.*	222,115	4,930,953
Flextronics International Ltd.*	422,400	5,085,696
Hon Hai Precision Industry Co., Ltd.	760,000	3,377,134
Nidec Corp.	6,200	773,841
Symbol Technologies, Inc.	62,800	909,972

		15,077,596

Internet Software & Services (9.3%)
Google, Inc., Class A*	81,910	14,785,574
McAfee, Inc.*	3,050	68,808
Netease.com (ADR)*^	4,370	210,678
S1 Corp.*^	97,400	675,956
SINA Corp.*	5,370	166,792
Softbank Corp.*	1,770	73,143
Tencent Holdings Ltd.*	3,230,000	2,339,875
VeriSign, Inc.*	213,770	6,135,199
Yahoo!, Inc.*	508,630	17,242,557

		41,698,582

IT Services (5.6%)
Accenture Ltd., Class A*	128,000	3,091,200
Automatic Data Processing, Inc.	19,600	881,020
BISYS Group, Inc.*^	194,700	3,052,896
Cognizant Technology Solutions Corp., Class A*	49,790	2,300,298
DST Systems, Inc.*	86,300	3,985,334
First Data Corp.	173,300	6,812,423
Greenfield Online, Inc.*^	92,610	1,819,786
Infosys Technologies Ltd. (ADR)^	17,690	1,304,284
Iron Mountain, Inc.*	62,200	1,793,848

		25,041,089

Semiconductors & Semiconductor Equipment (23.8%)
Altera Corp.*	305,120	6,035,274
Analog Devices, Inc.	131,500	4,752,410
Applied Materials, Inc.*	225,267	3,660,589
ASM International N.V.*^	144,911	2,385,235
ASML Holding N.V. (N.Y. Shares)*	304,875	5,112,754
Broadcom Corp., Class A*	500	14,960
Cypress Semiconductor Corp.*^	215,810	2,719,206

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2005 (Unaudited)

	Number of Shares	Value (Note 1)
Fairchild Semiconductor International, Inc., Class A*^	304,400	$4,666,452
Intel Corp.	157,915	3,668,365
International Rectifier Corp.*^	2,650	120,575
KLA-Tencor Corp.*	72,710	3,345,387
Lam Research Corp.*	225,100	6,496,386
Marvell Technology Group Ltd.*	232,830	8,926,702
Maxim Integrated Products, Inc.	105,800	4,324,046
Microchip Technology, Inc.	46,490	1,209,205
National Semiconductor Corp.	168,260	3,467,839
ON Semiconductor Corp.*^	545,300	2,153,935
Samsung Electronics Co., Ltd. §	4,100	2,026,785
Samsung Electronics Co., Ltd. (GDR)§	34,035	8,412,394
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	1,095,283	9,288,000
Teradyne, Inc.*	139,900	2,042,540
Tessera Technologies, Inc.*	43,480	1,879,640
Texas Instruments, Inc.	546,515	13,930,667
Xilinx, Inc.	222,510	6,503,967

		107,143,313

Software (18.4%)
Adobe Systems, Inc.	101,110	6,791,559
Amdocs Ltd.*	407,375	11,569,450
Autodesk, Inc.	78,050	2,322,768
BEA Systems, Inc.*^	448,395	3,573,708
Business Objects S.A. (ADR)^*	218,615	5,878,557
Computer Associates International, Inc.	41,500	1,124,650
Electronic Arts, Inc.*	114,800	5,944,344
Intuit, Inc.*	38,030	1,664,573
Macromedia, Inc.*	2,670	89,445
Mercury Interactive Corp.*	198,606	9,409,952
Microsoft Corp.	621,050	15,010,779
Nintendo Co., Ltd.	690	75,477
Red Hat, Inc.*^(a)	489,190	5,337,063
Salesforce.com, Inc.*^	76,400	1,145,236
SAP AG (ADR)	173,530	6,955,082
Serena Software, Inc.*^	17,800	422,928
Symantec Corp.*	76,040	1,621,933
TIBCO Software, Inc.*	129,740	966,563
Trend Micro, Inc.	6,300	271,532
VERITAS Software Corp.*	101,090	2,347,310

		82,522,909

Total Information Technology		386,269,863

Telecommunication Services (0.7%)
Wireless Telecommunication Services (0.7%)
Nextel Partners, Inc., Class A*	150,220	3,298,831

Total Telecommunication Services		3,298,831

Total Common Stocks (98.1%) (Cost $433,466,864)		440,922,918

	Number of Warrants
WARRANTS:
Information Technology (0.2%)
IT Services (0.2%)
Tata Consultancy Services Ltd., $0.0001, expiring 8/10/05*†§	23,326	765,380

Total Warrants (0.2%) (Cost $437,578)		765,380

SHORT-TERM DEBT SECURITIES:
Short-Term Fund of Cash Collateral for Securities Loaned (0.2%)
JPMorgan Securities Lending Collateral Investment Fund
2.80%, 4/1/05	827,479	$827,479

	Principal Amount
Short-Term Investments of Cash Collateral for Securities Loaned (11.6%)
ABN Amro Bank, Singapore
2.98%, 6/16/05	$1,265,557	1,265,557
ABN Amro Bank, Tokyo
2.99%, 6/20/05	1,216,881	1,216,881
Ajax Bambino Funding Ltd.
2.84%, 4/21/05	2,185,221	2,185,221
Banc of America Securities LLC
2.81%, 5/3/05	2,677,139	2,677,139
Barclays London
2.69%, 4/7/05	486,753	486,753
2.72%, 5/11/05	3,650,688	3,650,688
Capital One Corp., Series 02-A2 A2
2.80%, 9/15/05 (l)	974,465	974,465
Credit Agricole S.A.
2.94%, 6/14/05	1,216,881	1,216,881
Crown Point Capital Company LLC
2.76%, 5/9/05	1,209,101	1,209,101
Depfa Bank Europe plc
3.17%, 9/12/05	1,460,258	1,460,258
Depfa Bank N.Y.
2.84%, 5/16/05	1,216,881	1,216,881
Deutsche Bank Securities, Inc.
2.90%, 4/1/05	3,439,718	3,439,718
Dexia Bank Paris
2.77%, 5/18/05	2,433,763	2,433,763
Greenwich Captial Holdings, Inc.
2.95%, 4/1/05	13,190,992	13,190,992
Hartford Life, Inc.
2.82%, 3/31/06	389,402	389,402
HBOS Treasury Services plc
2.89%, 6/7/05	1,691,139	1,691,139
HSBC Finance Corp.
2.68%, 4/4/05	193,907	193,907
Lehman Brothers, Inc.
3.06%, 6/30/05 (l)	170,363	170,363
Lloyds Bank plc London
2.75%, 4/15/05	2,433,763	2,433,763
Monumental Global Funding II
2.53%, 7/1/05 (l)	535,864	535,864
New York Life Insurance Co.
2.96%, 6/30/05	1,216,881	1,216,881
Nordea Bank N.Y.
2.85%, 9/6/05(l)	1,216,589	1,216,589
Park Granada LLC
2.73%, 4/7/05	732,414	732,414
Royal Bank of Scotland London
2.73%, 7/5/06 (l)	1,167,169	1,167,169
Societe Generale Tokyo
2.81%, 5/2/05	1,216,881	1,216,881
Sun Trust Bank/Atlanta, Georgia
2.81%, 5/17/06 (l)	1,216,881	1,216,881
Ulster Bank Ltd., Belfast
2.79%, 5/9/05	973,505	973,505
Unicredito Italiano Milan
3.17%, 9/12/05	1,216,881	1,216,881

AXA PREMIER VIP TRUST

AXA PREMIER VIP TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2005 (Unaudited)

	Principal Amount	Value (Note 1)
Washington Mutual Bank FA
2.82%, 5/16/05	$1,168,795	$1,168,795

Total Short-Term Investments of Cash Collateral for Securities Loaned		52,164,732

Time Deposit (1.4%)
JPMorgan Chase Nassau
2.24%, 4/1/05	6,171,365	6,171,365

Total Short-Term Debt Securities (13.2%) (Amortized Cost $ 59,163,576)		59,163,576

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
Red Hat, Inc. April@ $ 10.00*(d)	350	45,500

Put Options Purchased (0.4%)
Nasdaq-100 Index Tracking Stock June-2005@ $38.00*(d)	10,225	1,738,250

Total Options Purchased (0.4%) (Cost $ 1,481,079)		1,783,750

Total Investments (111.9%) (Cost/Amortized Cost $	494,549,097)	502,635,624
Other Assets Less Liabilities (-11.9%)		(53,275,839)

Net Assets (100%)		$449,359,785

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $765,380 or 0.17% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $11,204,559 or 2.49% of net assets. Securities denoted with “§” but without “(b)”have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(d)	Covered call opiton contracts written in connection with securities held.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2005.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Options written for the three months ended March 31, 2005, were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding—January 1, 2005	1,342	$535,638
Options Written	—	—
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	(590)	(263,165)
Options Exercised	(752)	(272,473)

Options Outstanding—March 31, 2005	—	$—

Investment security transactions for the three months ended March 31, 2005 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$195,443,783
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	217,590,838

As of March 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,724,855
Aggregate gross unrealized depreciation	(21,958,044)

Net unrealized depreciation	$(3,233,189)

Federal income tax cost of investments	$505,868,813

At March 31, 2005, the Portfolio had loaned securities with a total value of $52,124,501. This was secured by collateral of $52,992,211 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2005, the Portfolio incurred approximately $1,120 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $237,767,161 of which $61,290,156 expires in the year 2008, $150,823,988 expires in the year 2009, and $25,653,017 expires in the year 2010.

Included in the capital loss carryforward amounts at December 31, 2004 are $237,767,161 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2005 (Unaudited)

Note 1 Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with nine diversified Portfolios and seven non-diversified Portfolios (each a “Portfolio”). The non-diversified Portfolios are: AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio, AXA Aggressive Allocation Portfolio, AXA Premier VIP Health Care Portfolio, and AXA Premier VIP Technology Portfolio. The investment manager to each Portfolio is AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) (“Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), is provided by one or more investment sub-advisers (each an “Adviser”). On July 31, 2003, Equitable contributed $100,000 in seed capital to each of the AXA Allocation Portfolios except the AXA Moderate Allocation Portfolio.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

The AXA Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio pursues its investment objective by investing exclusively in other mutual funds managed by Equitable.

All of the Portfolios, except the AXA Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by Equitable, an indirect wholly-owned subsidiary of AXA, and AXA Life and Annuity Company (“ALAC”), as well as insurance companies that are not affiliated with Equitable or ALAC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class A for all of the Portfolios except the AXA Allocation Portfolios, AXA Premier VIP High Yield Portfolio and AXA Premier VIP Aggressive Equity Portfolio.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

AXA Premier VIP Aggressive Equity Portfolio (advised by Alliance Capital Management L.P. (“Alliance”)(an affiliate of Equitable), Marsico Capital Management LLC (“Marsico”), MFS Investment Management (“MFS”) and Provident Investment Counsel, Inc. (“Provident”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Core Bond Portfolio (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC (“PIMCO”)) — Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

AXA Premier VIP Health Care Portfolio (advised by A I M Capital Management, Inc., RCM Capital Management LLC (“RCM”) and Wellington Management Company, LLP (“Wellington”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP High Yield Portfolio (advised by Alliance and PIMCO) — Seeks to achieve high total return through a combination of current income and capital appreciation.

AXA Premier VIP International Equity Portfolio (advised by Alliance (Bernstein Unit), J.P. Morgan Investment Management Inc. (“JPMIM”) and Marsico) — Seeks to achieve long-term growth of capital. Effective December 13, 2004, JPMIM replaced Bank of Ireland Asset Management (U.S.) Limited as an Adviser for the AXA Premier VIP International Equity Portfolio.

AXA Premier VIP Large Cap Core Equity Portfolio (advised by Alliance (Bernstein Unit), Janus Capital Management LLC and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Growth Portfolio (advised by Alliance, RCM and TCW Investment Management Company (“TCW”)) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Large Cap Value Portfolio (advised by Alliance, Institutional Capital Corporation and MFS) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Growth Portfolio (advised by Alliance, Provident and Franklin Advisers, Inc.) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Small/Mid Cap Value Portfolio (advised by AXA Rosenberg Investment Management LLC (an affiliate of Equitable), Wellington and TCW) — Seeks to achieve long-term growth of capital.

AXA Premier VIP Technology Portfolio (advised by RCM, Firsthand Capital Management, Inc. and Wellington) — Seeks to achieve long-term growth of capital.

The following is a summary of the selected significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2005, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

March 31, 2005 (Unaudited)

contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty

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NOTES TO FINANCIAL STATEMENTS — (Concluded)

March 31, 2005 (Unaudited)

meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2005.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chairman

May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

May 27, 2005

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer

May 27, 2005